UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Asset Allocation Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 56.4%
CONSUMER DISCRETIONARY — 6.5%
Auto Components – 0.3%
	BorgWarner, Inc.	800	24,208
	Bridgestone Corp.	17,700	315,199
	Johnson Controls, Inc.	1,213	31,004
Auto Components Total			370,411
Automobiles — 0.2%
	Suzuki Motor Corp.	8,800	204,450
Automobiles Total			204,450
Distributors — 0.2%
	Genuine Parts Co.	600	22,836
	Li & Fung Ltd.	52,000	212,097
	LKQ Corp. (a)	755	13,998
Distributors Total			248,931
Diversified Consumer Services — 0.1%
	Apollo Group, Inc., Class A (a)	345	25,416
	Brink’s Home Security Holdings, Inc. (a)	470	14,471
	Capella Education Co. (a)	316	21,280
	Corinthian Colleges, Inc. (a)	1,350	25,056
	DeVry, Inc.	521	28,822
	ITT Educational Services, Inc. (a)	340	37,539
	Regis Corp.	620	9,610
	Sotheby’s	420	7,237
Diversified Consumer Services Total			169,431
Hotels, Restaurants & Leisure — 1.7%
	Ameristar Casinos, Inc.	840	13,255
	Bally Technologies, Inc. (a)	280	10,744
	Benihana, Inc., Class A (a)	1,320	7,564
	Bob Evans Farms, Inc.	480	13,949
	Buffalo Wild Wings, Inc. (a)	355	14,772
	Carnival Corp.	11,600	386,048
	Carnival PLC	6,004	204,751
	CEC Entertainment, Inc. (a)	290	7,499
	Ctrip.com International Ltd., ADR (a)	280	16,461
	Darden Restaurants, Inc.	595	20,307
	DineEquity, Inc.	890	22,028
	International Game Technology	11,184	240,232
	Jack in the Box, Inc. (a)	220	4,508
	Las Vegas Sands Corp. (a)	4,670	78,643
	McDonald’s Corp.	2,802	159,910

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Red Robin Gourmet Burgers, Inc. (a)	1,170	23,891
	Royal Caribbean Cruises Ltd. (a)	3,330	80,186
	Scientific Games Corp., Class A (a)	840	13,297
	Starbucks Corp. (a)	7,010	144,756
	Starwood Hotels & Resorts Worldwide, Inc.	15,418	509,257
	Vail Resorts, Inc. (a)	330	11,068
	Wynn Resorts Ltd. (a)	230	16,305
	Yum! Brands, Inc.	3,680	124,237
Hotels, Restaurants & Leisure Total			2,123,668
Household Durables — 0.2%
	American Greetings Corp., Class A	550	12,265
	Cavco Industries, Inc. (a)	262	9,301
	CSS Industries, Inc.	501	9,905
	D.R. Horton, Inc.	10,800	123,228
	Ethan Allen Interiors, Inc.	490	8,085
	Garmin Ltd.	445	16,794
	Tempur-Pedic International, Inc. (a)	1,010	19,129
	Tupperware Brands Corp.	250	9,980
Household Durables Total			208,687
Internet & Catalog Retail — 0.3%
	Amazon.com, Inc. (a)	2,120	197,923
	NetFlix, Inc. (a)	585	27,009
	NutriSystem, Inc.	810	12,361
	Priceline.com, Inc. (a)	265	43,942
	Rakuten, Inc.	112	74,452
Internet & Catalog Retail Total			355,687
Leisure Equipment & Products — 0.1%
	Brunswick Corp.	1,164	13,945
	Hasbro, Inc.	1,500	41,625
	JAKKS Pacific, Inc. (a)	680	9,737
Leisure Equipment & Products Total			65,307
Media — 0.6%
	Knology, Inc. (a)	4,350	42,412
	Lamar Advertising Co., Class A (a)	890	24,422
	LodgeNet Interactive Corp. (a)	2,630	19,857
	McGraw-Hill Companies, Inc.	1,035	26,020
	Reed Elsevier NV	27,865	314,712
	Viacom, Inc., Class B (a)	5,470	153,379

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	WPP PLC	21,660	186,178
Media Total			766,980
Multiline Retail — 1.3%
	J.C. Penney Co., Inc.	20,760	700,650
	Nordstrom, Inc.	20,555	627,750
	Target Corp.	8,060	376,241
Multiline Retail Total			1,704,641
Specialty Retail — 1.2%
	Advance Auto Parts, Inc.	460	18,069
	Aeropostale, Inc. (a)	550	23,908
	America’s Car-Mart, Inc. (a)	446	10,682
	American Eagle Outfitters, Inc.	3,330	56,144
	AnnTaylor Stores Corp. (a)	1,111	17,654
	Bed Bath & Beyond, Inc. (a)	485	18,207
	Best Buy Co., Inc.	3,710	139,199
	Chico’s FAS, Inc. (a)	1,120	14,560
	Christopher & Banks Corp.	1,310	8,869
	Finish Line, Inc., Class A	960	9,754
	Foot Locker, Inc.	3,910	46,724
	GameStop Corp., Class A (a)	6,893	182,458
	hhgregg, Inc. (a)	800	13,552
	J Crew Group, Inc. (a)	420	15,044
	Lowe’s Companies, Inc.	31,040	649,977
	Men’s Wearhouse, Inc.	568	14,030
	OfficeMax, Inc. (a)	1,080	13,586
	Pacific Sunwear of California, Inc. (a)	4,264	21,960
	Pier 1 Imports, Inc. (a)	4,600	17,802
	Rent-A-Center, Inc. (a)	869	16,407
	Sherwin-Williams Co.	235	14,138
	Shoe Carnival, Inc. (a)	581	8,959
	Staples, Inc.	6,850	159,057
	TJX Companies, Inc.	795	29,534
	Urban Outfitters, Inc. (a)	600	18,102
	Wet Seal, Inc., Class A (a)	4,680	17,690
Specialty Retail Total			1,556,066
Textiles, Apparel & Luxury Goods — 0.3%
	Coach, Inc.	695	22,879
	Deckers Outdoor Corp. (a)	390	33,092
	Fossil, Inc. (a)	700	19,915
	Hanesbrands, Inc. (a)	845	18,083
	Iconix Brand Group, Inc. (a)	2,800	34,916

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Movado Group, Inc.	770	11,188
	Phillips-Van Heusen Corp.	220	9,414
	Polo Ralph Lauren Corp.	2,530	193,849
	True Religion Apparel, Inc. (a)	910	23,596
	Warnaco Group, Inc. (a)	350	15,351
	Wolverine World Wide, Inc.	280	6,955
Textiles, Apparel & Luxury Goods Total			389,238
CONSUMER DISCRETIONARY TOTAL			8,163,497
CONSUMER STAPLES — 5.1%
Beverages — 1.1%
	Carlsberg A/S, Class B	4,090	297,755
	Coca-Cola Co.	3,250	174,525
	Diageo PLC, ADR	4,908	301,793
	Fomento Economico Mexicano SAB de CV, ADR	1,250	47,563
	Molson Coors Brewing Co., Class B	3,730	181,576
	PepsiCo, Inc.	6,520	382,463
Beverages Total			1,385,675
Food & Staples Retailing — 0.7%
	Casey’s General Stores, Inc.	950	29,811
	Costco Wholesale Corp.	2,600	146,796
	CVS Caremark Corp.	4,270	152,610
	Ruddick Corp.	360	9,583
	Safeway, Inc.	775	15,283
	Spartan Stores, Inc.	468	6,613
	Tesco PLC	39,622	253,530
	Wal-Mart Stores, Inc.	5,760	282,758
	Weis Markets, Inc.	560	17,892
Food & Staples Retailing Total			914,876
Food Products — 0.8%
	American Italian Pasta Co., Class A (a)	769	20,901
	Campbell Soup Co.	540	17,615
	Corn Products International, Inc.	1,405	40,071
	Darling International, Inc. (a)	2,628	19,316
	Dean Foods Co. (a)	2,520	44,831
	Fresh Del Monte Produce, Inc. (a)	719	16,257
	H.J. Heinz Co.	855	33,986
	Hershey Co.	3,590	139,507
	J.M. Smucker Co.	6,950	368,419

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Nestle SA, Registered Shares	7,518	320,716
Food Products Total			1,021,619
Household Products — 0.8%
	Central Garden & Pet Co., Class A (a)	1,520	16,614
	Clorox Co.	870	51,173
	Colgate-Palmolive Co.	2,810	214,347
	Procter & Gamble Co.	11,510	666,659
Household Products Total			948,793
Personal Products — 0.7%
	Avon Products, Inc.	16,641	565,128
	Chattem, Inc. (a)	231	15,341
	Estee Lauder Companies, Inc., Class A	3,770	139,792
	Herbalife Ltd.	675	22,099
	Mead Johnson Nutrition Co., Class A	3,400	153,374
Personal Products Total			895,734
Tobacco — 1.0%
	Japan Tobacco, Inc.	123	418,850
	Lorillard, Inc.	335	24,891
	Philip Morris International, Inc.	17,809	868,011
Tobacco Total			1,311,752
CONSUMER STAPLES TOTAL			6,478,449
ENERGY — 5.9%
Energy Equipment & Services — 1.1%
	Core Laboratories N.V.	135	13,917
	Diamond Offshore Drilling, Inc.	420	40,119
	Dril-Quip, Inc. (a)	500	24,820
	FMC Technologies, Inc. (a)	395	20,635
	Gulf Island Fabrication, Inc.	480	8,995
	Halliburton Co.	7,550	204,756
	Lufkin Industries, Inc.	140	7,445
	Matrix Service Co. (a)	770	8,370
	Nabors Industries Ltd. (a)	25,320	529,188
	National-Oilwell Varco, Inc. (a)	800	34,504
	Noble Corp.	1,100	41,756
	Patterson-UTI Energy, Inc.	600	9,060
	Pioneer Drilling Co. (a)	1,528	11,216
	Pride International, Inc. (a)	1,300	39,572
	Superior Well Services, Inc. (a)	571	5,527
	T-3 Energy Services, Inc. (a)	410	8,077
	TGC Industries, Inc. (a)	863	4,186
	Tidewater, Inc.	260	12,243

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Transocean Ltd. (a)	5,145	440,052
	Union Drilling, Inc. (a)	1,235	9,435
Energy Equipment & Services Total			1,473,873
Oil, Gas & Consumable Fuels — 4.8%
	Alpha Natural Resources, Inc. (a)	8,940	313,794
	Apache Corp.	6,760	620,771
	Berry Petroleum Co., Class A	390	10,444
	BG Group PLC	19,330	336,407
	Cabot Oil & Gas Corp.	1,200	42,900
	Cairn Energy PLC (a)	5,068	226,026
	Chevron Corp.	5,400	380,322
	Cimarex Energy Co.	250	10,830
	Comstock Resources, Inc. (a)	380	15,230
	Concho Resources, Inc. (a)	544	19,758
	CONSOL Energy, Inc.	575	25,938
	Contango Oil & Gas Co. (a)	290	14,807
	Continental Resources, Inc. (a)	569	22,288
	Devon Energy Corp.	3,110	209,396
	Encore Acquisition Co. (a)	380	14,212
	EOG Resources, Inc.	4,675	390,409
	Exxon Mobil Corp.	13,237	908,191
	Forest Oil Corp. (a)	470	9,198
	Goodrich Petroleum Corp. (a)	470	12,131
	Hess Corp.	2,980	159,311
	Holly Corp.	430	11,017
	Marathon Oil Corp.	5,900	188,210
	Mariner Energy, Inc. (a)	800	11,344
	Newfield Exploration Co. (a)	7,100	302,176
	Nordic American Tanker Shipping	266	7,868
	Occidental Petroleum Corp.	7,700	603,680
	Peabody Energy Corp.	1,537	57,207
	PetroHawk Energy Corp. (a)	1,170	28,326
	Petroleo Brasileiro SA, ADR	6,946	318,821
	Quicksilver Resources, Inc. (a)	1,335	18,944
	SandRidge Energy, Inc. (a)	1,745	22,615
	Santos Ltd.	23,479	313,140
	Stone Energy Corp. (a)	2,029	33,093
	Swift Energy Co. (a)	540	12,787
	Ultra Petroleum Corp. (a)	400	19,584

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Williams Companies, Inc.	19,500	348,465
Oil, Gas & Consumable Fuels Total			6,039,640
ENERGY TOTAL			7,513,513
FINANCIALS — 9.1%
Capital Markets — 1.6%
	Affiliated Managers Group, Inc. (a)	450	29,254
	Ameriprise Financial, Inc.	2,000	72,660
	Credit Suisse Group AG, Registered Shares	3,438	191,360
	Evercore Partners, Inc., Class A	341	9,964
	Federated Investors, Inc., Class B	250	6,593
	Goldman Sachs Group, Inc.	4,690	864,601
	Greenhill & Co., Inc.	387	34,667
	Investment Technology Group, Inc. (a)	420	11,726
	Janus Capital Group, Inc.	3,576	50,708
	Mass Financial Corp., Class A (a)	1,170	11,115
	Morgan Stanley	18,160	560,781
	Piper Jaffray Companies, Inc. (a)	250	11,930
	Raymond James Financial, Inc.	440	10,243
	Stifel Financial Corp. (a)	455	24,980
	T. Rowe Price Group, Inc.	670	30,619
	Waddell & Reed Financial, Inc., Class A	2,191	62,334
Capital Markets Total			1,983,535
Commercial Banks — 3.2%
	BancFirst Corp.	312	11,522
	Banco Santander SA	10,754	173,739
	BancTrust Financial Group, Inc.	940	3,356
	Bank of New York Mellon Corp.	9,500	275,405
	BB&T Corp.	11,200	305,088
	BNP Paribas	2,886	230,829
	Bryn Mawr Bank Corp.	568	9,923
	Chemical Financial Corp.	800	17,432
	City National Corp.	900	35,037
	Columbia Banking System, Inc.	709	11,734
	Comerica, Inc.	1,700	50,439
	Community Trust Bancorp, Inc.	366	9,578
	Cullen/Frost Bankers, Inc.	1,100	56,804
	CVB Financial Corp.	677	5,139
	Fifth Third Bancorp.	20,900	211,717
	First Citizens BancShares, Inc., Class A	123	19,569

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	First Commonwealth Financial Corp.	1,605	9,116
	First Financial Corp. of Indiana	499	15,289
	First National Bank of Alaska	6	9,900
	Investors Bancorp, Inc. (a)	1,064	11,289
	Merchants Bancshares, Inc.	525	11,214
	Mitsubishi UFJ Financial Group, Inc.	56,900	304,374
	National Bank of Greece SA (a)	6,521	235,806
	Northfield Bancorp, Inc.	772	9,882
	Northrim BanCorp, Inc.	621	9,470
	Pinnacle Financial Partners, Inc. (a)	1,197	15,214
	PNC Financial Services Group, Inc.	4,565	221,813
	Societe Generale	3,281	264,385
	SunTrust Banks, Inc.	9,060	204,303
	SVB Financial Group (a)	1,108	47,943
	Taylor Capital Group, Inc. (a)	570	3,762
	TCF Financial Corp.	4,300	56,072
	U.S. Bancorp	22,893	500,441
	Wells Fargo & Co.	18,274	514,961
	West Coast Bancorp	810	2,009
	Whitney Holding Corp.	690	6,583
	Zions Bancorporation	8,415	151,218
Commercial Banks Total			4,032,355
Consumer Finance — 0.2%
	American Express Co.	6,900	233,910
	Cash America International, Inc.	640	19,302
	Discover Financial Services	2,991	48,544
Consumer Finance Total			301,756
Diversified Financial Services — 1.1%
	IntercontinentalExchange, Inc. (a)	145	14,093
	JPMorgan Chase & Co.	29,826	1,306,975
	Medallion Financial Corp.	1,082	9,046
	Moody’s Corp.	550	11,253
	Pico Holdings, Inc. (a)	230	7,670
	Portfolio Recovery Associates, Inc. (a)	474	21,486
Diversified Financial Services Total			1,370,523
Insurance — 1.8%
	ACE Ltd. (a)	5,725	306,058
	AON Corp.	5,000	203,450
	Axis Capital Holdings Ltd.	9,300	280,674
	Baldwin & Lyons, Inc., Class B	510	11,959

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Catlin Group Ltd.	19,558	109,836
	CNA Surety Corp. (a)	900	14,580
	EMC Insurance Group, Inc.	566	11,960
	FBL Financial Group, Inc. Class A	730	14,184
	First Mercury Financial Corp.	910	12,121
	Harleysville Group, Inc.	290	9,179
	Horace Mann Educators Corp.	1,120	15,646
	Lincoln National Corp.	775	20,080
	Marsh & McLennan Companies, Inc.	6,500	160,745
	National Western Life Insurance Co., Class A	57	10,031
	Navigators Group, Inc. (a)	266	14,630
	Platinum Underwriters Holdings Ltd.	200	7,168
	Principal Financial Group, Inc.	3,560	97,508
	Prudential Financial, Inc.	12,001	598,970
	Reinsurance Group of America, Inc.	1,700	75,820
	RLI Corp.	224	11,823
	Safety Insurance Group, Inc.	480	15,802
	Selective Insurance Group, Inc.	523	8,227
	Stewart Information Services Corp.	610	7,546
	United America Indemnity Ltd., Class A (a)	3,365	24,867
	United Fire & Casualty Co.	641	11,474
	XL Capital Ltd., Class A	10,950	191,187
Insurance Total			2,245,525
Real Estate Investment Trusts (REITs) — 0.8%
	Alexandria Real Estate Equities, Inc.	700	38,045
	Boston Properties, Inc.	400	26,220
	DCT Industrial Trust, Inc.	2,228	11,385
	DiamondRock Hospitality Co. (a)	1,980	16,038
	Digital Realty Trust, Inc.	555	25,369
	Duke Realty Corp.	530	6,365
	DuPont Fabros Technology, Inc. (a)	638	8,505
	Equity Residential Property Trust	800	24,560
	Franklin Street Properties Corp.	1,118	14,646
	Getty Realty Corp.	380	9,325
	Home Properties, Inc.	284	12,238
	Host Hotels & Resorts, Inc.	2,900	34,133
	LaSalle Hotel Properties	509	10,007
	Mack-Cali Realty Corp.	230	7,436
	National Health Investors, Inc.	491	15,540
	National Retail Properties, Inc.	1,429	30,681

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Nationwide Health Properties, Inc.	615	19,059
	Plum Creek Timber Co., Inc.	6,100	186,904
	Potlatch Corp.	630	17,923
	ProLogis	1,700	20,264
	Rayonier, Inc.	5,300	216,823
	Simon Property Group, Inc.	3,466	240,644
	Starwood Property Trust, Inc. (a)	460	9,315
	Sun Communities, Inc.	390	8,393
	Sunstone Hotel Investors, Inc. (a)	1,611	11,438
	Universal Health Realty Income Trust	410	13,346
	Urstadt Biddle Properties, Inc., Class A	760	11,088
	Vornado Realty Trust	383	24,669
	Washington Real Estate Investment Trust	390	11,232
Real Estate Investment Trusts (REITs) Total			1,081,591
Real Estate Management & Development — 0.0%
	Avatar Holdings, Inc. (a)	423	8,037
	CB Richard Ellis Group, Inc., Class A (a)	1,995	23,422
	Maui Land & Pineapple Co., Inc. (a)	418	2,629
Real Estate Management & Development Total			34,088
Thrifts & Mortgage Finance — 0.4%
	Bank Mutual Corp.	1,647	14,559
	BankFinancial Corp.	1,170	11,209
	Beneficial Mutual Bancorp, Inc. (a)	1,486	13,567
	Brookline Bancorp, Inc.	1,490	14,483
	Clifton Savings Bancorp, Inc.	943	9,241
	ESSA Bancorp, Inc.	624	8,243
	Home Federal Bancorp, Inc.	1,235	14,104
	Housing Development Finance Corp., Ltd.	6,546	373,746
	TrustCo Bank Corp. NY	1,230	7,688
	United Financial Bancorp, Inc.	740	8,569
	Washington Federal, Inc.	880	14,837
	Westfield Financial, Inc.	1,393	11,799
Thrifts & Mortgage Finance Total			502,045
FINANCIALS TOTAL			11,551,418
HEALTH CARE — 6.5%
Biotechnology — 1.2%
	Alexion Pharmaceuticals, Inc. (a)	876	39,017
	Alkermes, Inc. (a)	1,870	17,185

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Amgen, Inc. (a)	6,495	391,194
	BioMarin Pharmaceuticals, Inc. (a)	2,111	38,167
	Celgene Corp. (a)	3,250	181,675
	CSL Ltd.	6,535	192,369
	Gilead Sciences, Inc. (a)	5,100	237,558
	Human Genome Sciences, Inc. (a)	1,369	25,765
	Immunogen, Inc. (a)	1,486	12,051
	Isis Pharmaceuticals, Inc. (a)	1,160	16,901
	Martek Biosciences Corp. (a)	610	13,780
	Onyx Pharmaceuticals, Inc. (a)	1,363	40,849
	Regeneron Pharmaceuticals, Inc. (a)	1,020	19,686
	Rigel Pharmaceuticals, Inc. (a)	1,781	14,604
	Savient Pharmaceuticals, Inc. (a)	640	9,728
	Seattle Genetics, Inc. (a)	1,760	24,693
	Talecris Biotherapeutics Holdings Corp. (a)	1,462	27,778
	Theravance, Inc. (a)	770	11,273
	United Therapeutics Corp. (a)	428	20,968
	Vertex Pharmaceuticals, Inc. (a)	4,295	162,780
Biotechnology Total			1,498,021
Health Care Equipment & Supplies — 1.0%
	American Medical Systems Holdings, Inc. (a)	830	14,044
	Analogic Corp.	140	5,183
	Baxter International, Inc.	6,710	382,537
	Beckman Coulter, Inc.	550	37,917
	Boston Scientific Corp. (a)	37,860	400,937
	Cantel Medical Corp. (a)	36	542
	Cooper Companies, Inc.	800	23,784
	Hologic, Inc. (a)	1,545	25,245
	Hospira, Inc. (a)	2,535	113,061
	Intuitive Surgical, Inc. (a)	165	43,271
	Masimo Corp. (a)	626	16,401
	Meridian Bioscience, Inc.	890	22,259
	NuVasive, Inc. (a)	509	21,256
	Palomar Medical Technologies, Inc. (a)	660	10,699
	Quidel Corp. (a)	1,160	18,827
	STERIS Corp.	800	24,360
	Symmetry Medical, Inc. (a)	640	6,637
	Teleflex, Inc.	650	31,402
	Thoratec Corp. (a)	460	13,924

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Young Innovations, Inc.	214	5,630
Health Care Equipment & Supplies Total			1,217,916
Health Care Providers & Services — 0.9%
	Alliance Healthcare Services, Inc. (a)	2,264	12,814
	Allion Healthcare, Inc. (a)	1,060	6,201
	AMERIGROUP Corp. (a)	510	11,307
	AmerisourceBergen Corp.	1,500	33,570
	AmSurg Corp. (a)	365	7,749
	CIGNA Corp.	8,590	241,293
	Community Health Systems, Inc. (a)	1,000	31,930
	Express Scripts, Inc. (a)	825	64,003
	Healthspring, Inc. (a)	963	11,797
	inVentiv Health, Inc. (a)	824	13,785
	Kindred Healthcare, Inc. (a)	720	11,686
	Magellan Health Services, Inc. (a)	230	7,144
	Medcath Corp. (a)	800	7,016
	Medco Health Solutions, Inc. (a)	9,555	528,487
	Mednax, Inc. (a)	410	22,517
	MWI Veterinary Supply, Inc. (a)	129	5,153
	NovaMed, Inc. (a)	1,723	7,805
	Owens & Minor, Inc.	632	28,598
	Patterson Companies, Inc. (a)	1,025	27,931
	Psychiatric Solutions, Inc. (a)	1,759	47,071
	Res-Care, Inc. (a)	970	13,784
	Triple-S Management Corp., Class B (a)	440	7,379
	U.S. Physical Therapy, Inc. (a)	380	5,727
	VCA Antech, Inc. (a)	890	23,932
Health Care Providers & Services Total			1,178,679
Health Care Technology — 0.0%
	Allscripts-Misys Healthcare Solutions, Inc.	570	11,554
	Cerner Corp. (a)	255	19,074
	Quality Systems, Inc.	230	14,161
Health Care Technology Total			44,789
Life Sciences Tools & Services — 1.4%
	Albany Molecular Research, Inc. (a)	1,200	10,392
	Bio-Rad Laboratories, Inc., Class A (a)	164	15,068
	Covance, Inc. (a)	2,350	127,252
	Dionex Corp. (a)	412	26,768
	ICON PLC, ADR (a)	1,872	45,845
	Illumina, Inc. (a)	1,341	56,993

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Life Technologies Corp. (a)	12,025	559,764
	Mettler-Toledo International, Inc. (a)	375	33,971
	Qiagen N.V. (a)	16,903	358,831
	Thermo Fisher Scientific, Inc. (a)	11,536	503,777
Life Sciences Tools & Services Total			1,738,661
Pharmaceuticals — 2.0%
	Abbott Laboratories	7,050	348,763
	Allergan, Inc.	4,350	246,906
	Bristol-Myers Squibb Co.	13,030	293,436
	Eurand NV (a)	1,088	16,472
	Johnson & Johnson	6,910	420,750
	Novartis AG, Registered Shares	6,917	347,237
	Perrigo Co.	750	25,493
	Pfizer, Inc.	20,500	339,275
	Roche Holding AG, Genusschein Shares	1,941	314,203
	Schering-Plough Corp.	5,900	166,675
	Vivus, Inc. (a)	710	7,420
Pharmaceuticals Total			2,526,630
HEALTH CARE TOTAL			8,204,696
INDUSTRIALS — 6.9%
Aerospace & Defense — 1.7%
	AAR Corp. (a)	401	8,798
	AerCap Holdings NV (a)	2,700	24,489
	Alliant Techsystems, Inc. (a)	300	23,355
	BE Aerospace, Inc. (a)	1,615	32,526
	Ceradyne, Inc. (a)	490	8,982
	Esterline Technologies Corp. (a)	280	10,979
	Goodrich Corp.	3,800	206,492
	HEICO Corp.	371	16,087
	Hexcel Corp. (a)	1,230	14,071
	Honeywell International, Inc.	7,500	278,625
	ITT Corp.	430	22,424
	L-3 Communications Holdings, Inc.	2,675	214,856
	Ladish Co., Inc. (a)	700	10,591
	Lockheed Martin Corp.	1,460	113,997
	Precision Castparts Corp.	2,800	285,236
	Spirit Aerosystems Holdings, Inc., Class A (a)	1,969	35,560
	Stanley, Inc. (a)	370	9,516
	Teledyne Technologies, Inc. (a)	583	20,982

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	United Technologies Corp.	12,412	756,263
Aerospace & Defense Total			2,093,829
Air Freight & Logistics — 0.2%
	Expeditors International of Washington, Inc.	615	21,617
	FedEx Corp.	2,060	154,953
	HUB Group, Inc., Class A (a)	970	22,165
	Pacer International, Inc.	1,694	6,539
Air Freight & Logistics Total			205,274
Airlines — 0.3%
	Delta Air Lines, Inc. (a)	4,195	37,587
	Ryanair Holdings PLC, ADR (a)	9,263	268,998
	Skywest, Inc.	850	14,093
Airlines Total			320,678
Building Products — 0.0%
	Ameron International Corp.	141	9,867
	Builders FirstSource, Inc. (a)	1,182	5,154
	Lennox International, Inc.	200	7,224
	NCI Building Systems, Inc. (a)	870	2,784
	Universal Forest Products, Inc.	240	9,470
Building Products Total			34,499
Commercial Services & Supplies — 0.3%
	ABM Industries, Inc.	410	8,626
	ATC Technology Corp. (a)	480	9,485
	Consolidated Graphics, Inc. (a)	370	9,231
	Ennis, Inc.	599	9,662
	Geo Group, Inc. (a)	958	19,323
	Republic Services, Inc.	7,810	207,512
	Stericycle, Inc. (a)	395	19,138
	United Stationers, Inc. (a)	280	13,331
	Waste Connections, Inc. (a)	857	24,733
Commercial Services & Supplies Total			321,041
Construction & Engineering — 0.3%
	Comfort Systems USA, Inc.	758	8,785
	Dycom Industries, Inc. (a)	920	11,316
	EMCOR Group, Inc. (a)	670	16,964
	Foster Wheeler AG (a)	1,385	44,195
	Granite Construction, Inc.	332	10,272
	Great Lakes Dredge & Dock Corp.	3,562	24,863
	KBR, Inc.	10,810	251,765
	KHD Humboldt Wedag International Ltd. (a)	598	6,207

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Layne Christensen Co. (a)	330	10,577
	Sterling Construction Co., Inc. (a)	390	6,985
Construction & Engineering Total			391,929
Electrical Equipment — 0.7%
	A.O. Smith Corp.	290	11,049
	ABB Ltd., Registered Shares (a)	13,964	280,617
	Acuity Brands, Inc.	260	8,375
	American Superconductor Corp. (a)	540	18,112
	AMETEK, Inc.	550	19,200
	AZZ, Inc. (a)	340	13,658
	Belden, Inc.	480	11,088
	Cooper Industries PLC, Class A	1,000	37,570
	Dongfang Electrical Machinery Co., Ltd., Class H	58	289
	GrafTech International Ltd. (a)	2,270	33,369
	II-VI, Inc. (a)	869	22,107
	Regal-Beloit Corp.	330	15,084
	Roper Industries, Inc.	490	24,980
	Thomas & Betts Corp. (a)	620	18,650
	Vestas Wind Systems A/S (a)	5,510	400,260
Electrical Equipment Total			914,408
Industrial Conglomerates — 0.6%
	General Electric Co.	22,666	372,176
	McDermott International, Inc. (a)	1,690	42,706
	Textron, Inc.	1,040	19,739
	Tyco International Ltd.	10,760	371,005
Industrial Conglomerates Total			805,626
Machinery — 1.6%
	Astec Industries, Inc. (a)	286	7,284
	Bucyrus International, Inc.	730	26,003
	CIRCOR International, Inc.	340	9,608
	Cummins, Inc.	660	29,575
	Dover Corp.	4,410	170,932
	Dynamic Materials Corp.	590	11,776
	Eaton Corp.	2,300	130,157
	EnPro Industries, Inc. (a)	510	11,659
	Flowserve Corp.	2,090	205,949
	FreightCar America, Inc.	383	9,307
	GEA Group AG	7,793	162,603
	Harsco Corp.	1,320	46,741
	Jain Irrigation Systems Ltd.	14,802	242,513
	Kadant, Inc. (a)	673	8,163

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Kennametal, Inc.	1,100	27,071
	LB Foster Co., Class A (a)	228	6,972
	Mueller Industries, Inc.	440	10,503
	Navistar International Corp. (a)	4,386	164,124
	PACCAR, Inc.	1,600	60,336
	Pall Corp.	670	21,628
	Parker Hannifin Corp.	2,905	150,595
	Robbins & Myers, Inc.	390	9,157
	Sandvik AB	18,156	200,944
	SPX Corp.	2,360	144,597
	Stanley Works	1,000	42,690
	Trinity Industries, Inc.	730	12,549
	Wabtec Corp.	922	34,603
Machinery Total			1,958,039
Marine — 0.0%
	Alexander & Baldwin, Inc.	700	22,463
	Genco Shipping & Trading Ltd.	559	11,616
	Kirby Corp. (a)	410	15,096
Marine Total			49,175
Professional Services — 0.4%
	CDI Corp.	621	8,725
	Dun & Bradstreet Corp.	295	22,219
	Kforce, Inc. (a)	579	6,960
	Korn/Ferry International (a)	1,228	17,917
	LECG Corp. (a)	1,155	4,054
	Manpower, Inc.	2,650	150,281
	Monster Worldwide, Inc. (a)	1,770	30,940
	MPS Group, Inc. (a)	1,970	20,724
	Navigant Consulting, Inc. (a)	480	6,480
	SGS SA, Registered Shares	125	168,381
Professional Services Total			436,681
Road & Rail — 0.3%
	Arkansas Best Corp.	270	8,084
	Con-way, Inc.	1,420	54,414
	Heartland Express, Inc.	550	7,920
	Landstar System, Inc.	660	25,120
	Norfolk Southern Corp.	3,590	154,765
	Old Dominion Freight Line, Inc. (a)	900	27,387
	Ryder System, Inc.	2,520	98,431
	Werner Enterprises, Inc.	1,140	21,238
Road & Rail Total			397,359

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc. (a)	1,520	24,290
Fastenal Co.	555	21,479
Kaman Corp.	527	11,583
Mitsui & Co., Ltd.	24,300	316,255
W.W. Grainger, Inc.	2,030	181,401
Watsco, Inc.	140	7,547
Trading Companies & Distributors Total		562,555
Transportation Infrastructure — 0.1%
Koninklijke Vopak NV (a)	2,555	166,119
Transportation Infrastructure Total		166,119
INDUSTRIALS TOTAL		8,657,212
INFORMATION TECHNOLOGY — 10.4%
Communications Equipment — 1.3%
3Com Corp. (a)	5,200	27,196
ADC Telecommunications, Inc. (a)	870	7,256
Anaren, Inc. (a)	598	10,166
Arris Group, Inc. (a)	1,452	18,890
Avocent Corp. (a)	480	9,730
Bel Fuse, Inc., Class B	251	4,777
Black Box Corp.	457	11,466
Brocade Communications Systems, Inc. (a)	1,600	12,576
Cisco Systems, Inc. (a)	25,910	609,921
CommScope, Inc. (a)	5,910	176,886
Comtech Telecommunications Corp. (a)	360	11,959
Digi International, Inc. (a)	1,080	9,202
Plantronics, Inc.	470	12,601
Polycom, Inc. (a)	1,733	46,358
QUALCOMM, Inc.	10,200	458,796
Research In Motion Ltd. (a)	1,760	118,888
Symmetricom, Inc. (a)	1,180	6,112
Tandberg ASA	790	18,946
Tekelec (a)	440	7,229
Tellabs, Inc. (a)	1,690	11,695
Communications Equipment Total		1,590,650
Computers & Peripherals — 3.1%
Adaptec, Inc. (a)	2,050	6,847
Apple, Inc. (a)	4,280	793,384
Asustek Computer, Inc.	168,250	287,975
Compal Electronics, Inc.	223,000	258,596

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Dell, Inc. (a)	12,270	187,240
Diebold, Inc.	1,300	42,809
Electronics for Imaging, Inc. (a)	740	8,340
EMC Corp. (a)	46,740	796,450
Hewlett-Packard Co.	11,530	544,331
International Business Machines Corp.	7,370	881,526
NCR Corp. (a)	3,975	54,934
NetApp, Inc. (a)	660	17,609
Synaptics, Inc. (a)	390	9,828
Teradata Corp. (a)	570	15,686
Western Digital Corp. (a)	555	20,274
Computers & Peripherals Total		3,925,829
Electronic Equipment, Instruments & Components — 0.3%
Agilent Technologies, Inc. (a)	800	22,264
Anixter International, Inc. (a)	330	13,236
Arrow Electronics, Inc. (a)	1,300	36,595
Benchmark Electronics, Inc. (a)	1,070	19,260
Brightpoint, Inc. (a)	8,108	70,945
Corning, Inc.	7,530	115,284
CPI International, Inc. (a)	692	7,744
CTS Corp.	920	8,556
Electro Scientific Industries, Inc. (a)	670	8,971
Flextronics International Ltd. (a)	2,480	18,501
Littelfuse, Inc. (a)	306	8,029
Methode Electronics, Inc.	962	8,341
MTS Systems Corp.	380	11,100
NAM TAI Electronics, Inc.	1,579	8,527
TTM Technologies, Inc. (a)	1,990	22,825
Electronic Equipment, Instruments & Components Total		380,178
Internet Software & Services — 1.2%
Akamai Technologies, Inc. (a)	6,940	136,579
Baidu, Inc., ADR (a)	365	142,733
comScore, Inc. (a)	760	13,688
eBay, Inc. (a)	7,240	170,936
Equinix, Inc. (a)	2,384	219,328
Google, Inc., Class A (a)	1,397	692,703
IAC/InterActiveCorp (a)	755	15,243
InfoSpace, Inc. (a)	790	6,115
MercadoLibre, Inc. (a)	200	7,692

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Perficient, Inc. (a)	1,560	12,901
	Switch & Data Facilities Co., Inc. (a)	1,264	17,203
	United Online, Inc.	850	6,834
	ValueClick, Inc. (a)	1,470	19,389
	VeriSign, Inc. (a)	2,050	48,565
Internet Software & Services Total			1,509,909
IT Services — 0.3%
	Acxiom Corp. (a)	610	5,771
	Alliance Data Systems Corp. (a)	345	21,073
	Amdocs Ltd. (a)	585	15,725
	CACI International, Inc., Class A (a)	712	33,656
	Cognizant Technology Solutions Corp., Class A (a)	805	31,121
	CSG Systems International, Inc. (a)	537	8,597
	Cybersource Corp. (a)	750	12,503
	Hewitt Associates, Inc., Class A (a)	490	17,851
	MasterCard, Inc., Class A	75	15,161
	MAXIMUS, Inc.	180	8,388
	Paychex, Inc.	520	15,106
	Syntel, Inc.	570	27,206
	TeleTech Holdings, Inc. (a)	1,845	31,476
	Visa, Inc., Class A	1,630	112,649
	Western Union Co.	1,610	30,461
	Wright Express Corp. (a)	600	17,706
IT Services Total			404,450
Semiconductors & Semiconductor Equipment — 2.5%
	Altera Corp.	845	17,331
	Amkor Technology, Inc. (a)	1,210	8,325
	Analog Devices, Inc.	8,490	234,154
	ASML Holding NV	8,057	237,592
	Atheros Communications, Inc. (a)	760	20,163
	Atmel Corp. (a)	2,000	8,380
	ATMI, Inc. (a)	370	6,715
	Broadcom Corp., Class A (a)	5,820	178,616
	Cabot Microelectronics Corp. (a)	430	14,990
	Cavium Networks, Inc. (a)	760	16,317
	Cirrus Logic, Inc. (a)	1,370	7,617
	Cypress Semiconductor Corp. (a)	5,190	53,613
	Fairchild Semiconductor International, Inc. (a)	972	9,943
	Intel Corp.	23,380	457,547

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Intersil Corp., Class A	9,298	142,352
	KLA-Tencor Corp.	6,850	245,641
	Kulicke & Soffa Industries, Inc. (a)	1,297	7,821
	Lam Research Corp. (a)	6,870	234,679
	Linear Technology Corp.	920	25,420
	Maxim Integrated Products, Inc.	7,370	133,692
	MEMC Electronic Materials, Inc. (a)	880	14,634
	Microchip Technology, Inc.	890	23,585
	Micron Technology, Inc. (a)	2,335	19,147
	MKS Instruments, Inc. (a)	453	8,738
	Monolithic Power Systems, Inc. (a)	449	10,529
	Novellus Systems, Inc. (a)	1,360	28,533
	NVIDIA Corp. (a)	1,585	23,822
	OmniVision Technologies, Inc. (a)	838	13,643
	ON Semiconductor Corp. (a)	2,040	16,830
	RF Micro Devices, Inc. (a)	1,410	7,656
	Semtech Corp. (a)	1,170	19,902
	Silicon Laboratories, Inc. (a)	430	19,935
	Skyworks Solutions, Inc. (a)	1,900	25,156
	Teradyne, Inc. (a)	13,130	121,452
	Texas Instruments, Inc.	18,530	438,976
	Tokyo Electron Ltd.	4,100	259,155
	TriQuint Semiconductor, Inc. (a)	2,140	16,521
	Verigy Ltd. (a)	2,289	26,598
	Xilinx, Inc.	980	22,952
	Zoran Corp. (a)	707	8,145
Semiconductors & Semiconductor Equipment Total			3,186,817
Software — 1.7%
	Activision Blizzard, Inc. (a)	9,864	122,215
	Adobe Systems, Inc. (a)	4,325	142,898
	ANSYS, Inc. (a)	594	22,257
	Autodesk, Inc. (a)	1,350	32,130
	Autonomy Corp. PLC (a)	8,575	223,748
	BMC Software, Inc. (a)	4,890	183,522
	Cadence Design Systems, Inc. (a)	1,540	11,304
	Citrix Systems, Inc. (a)	1,200	47,076
	Concur Technologies, Inc. (a)	356	14,155
	Electronic Arts, Inc. (a)	790	15,049
	Intuit, Inc. (a)	735	20,947
	Jack Henry & Associates, Inc.	270	6,337

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	McAfee, Inc. (a)	425	18,611
	Mentor Graphics Corp. (a)	1,290	12,010
	Micros Systems, Inc. (a)	640	19,322
	Microsoft Corp.	34,950	904,855
	Monotype Imaging Holdings, Inc. (a)	170	1,430
	Net 1 UEPS Technologies, Inc. (a)	1,590	33,326
	Oracle Corp.	8,450	176,098
	Parametric Technology Corp. (a)	610	8,430
	Progress Software Corp. (a)	390	8,834
	Rovi Corp. (a)	495	16,632
	Salesforce.com, Inc. (a)	485	27,611
	Solera Holdings, Inc.	620	19,288
	Synopsys, Inc. (a)	900	20,178
	THQ, Inc. (a)	2,870	19,631
	Websense, Inc. (a)	1,481	24,881
Software Total			2,152,775
INFORMATION TECHNOLOGY TOTAL			13,150,608
MATERIALS — 3.0%
Chemicals — 1.1%
	Air Products & Chemicals, Inc.	625	48,488
	Albemarle Corp.	1,000	34,600
	Celanese Corp., Series A	4,870	121,750
	CF Industries Holdings, Inc.	495	42,684
	Cytec Industries, Inc.	410	13,313
	Ecolab, Inc.	415	19,185
	H.B. Fuller Co.	950	19,855
	Koppers Holdings, Inc.	571	16,930
	Monsanto Co.	3,325	257,355
	OM Group, Inc. (a)	480	14,587
	Potash Corp. of Saskatchewan, Inc.	1,295	116,990
	PPG Industries, Inc.	875	50,934
	Shin-Etsu Chemical Co., Ltd.	3,800	232,264
	Solutia, Inc. (a)	1,255	14,533
	Syngenta AG, Registered Shares	778	178,613
	Yara International ASA	4,823	151,593
Chemicals Total			1,333,674
Construction Materials — 0.0%
	Eagle Materials, Inc.	281	8,031
	Martin Marietta Materials, Inc.	315	29,002
Construction Materials Total			37,033

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.4%
	Crown Holdings, Inc. (a)	7,850	213,520
	Greif, Inc., Class A	893	49,160
	Greif, Inc., Class B	478	24,937
	Owens-Illinois, Inc. (a)	3,570	131,733
	Packaging Corp. of America	2,863	58,405
Containers & Packaging Total			477,755
Metals & Mining — 1.3%
	Agnico-Eagle Mines Ltd.	325	22,051
	BHP Billiton Ltd.	7,358	243,149
	Carpenter Technology Corp.	360	8,420
	Cliffs Natural Resources, Inc.	1,485	48,055
	Compass Minerals International, Inc.	150	9,243
	Freeport-McMoRan Copper & Gold, Inc.	2,420	166,036
	Harry Winston Diamond Corp.	1,477	12,363
	Haynes International, Inc. (a)	362	11,519
	Newcrest Mining Ltd.	8,819	247,941
	Nucor Corp.	5,600	263,256
	Olympic Steel, Inc.	436	12,509
	RTI International Metals, Inc. (a)	600	14,946
	Steel Dynamics, Inc.	11,150	171,041
	United States Steel Corp.	9,625	427,061
	Walter Energy, Inc.	405	24,324
Metals & Mining Total			1,681,914
Paper & Forest Products — 0.2%
	Weyerhaeuser Co.	8,250	302,362
Paper & Forest Products Total			302,362
MATERIALS TOTAL			3,832,738
TELECOMMUNICATION SERVICES — 1.2%
Diversified Telecommunication Services — 0.7%
	AT&T, Inc.	18,354	495,741
	China Unicom Ltd.	104,000	145,500
	Neutral Tandem, Inc. (a)	380	8,649
	Verizon Communications, Inc.	6,199	187,644
	Vimpel-Communications, ADR (a)	990	18,513
	Warwick Valley Telephone Co.	664	7,842
Diversified Telecommunication Services Total			863,889
Wireless Telecommunication Services — 0.5%
	American Tower Corp., Class A (a)	6,117	222,659

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	Leap Wireless International, Inc. (a)	400	7,820
	Millicom International Cellular SA (a)	1,271	92,453
	NII Holdings, Inc. (a)	1,295	38,824
	NTELOS Holdings Corp.	1,890	33,377
	SBA Communications Corp., Class A (a)	1,005	27,165
	Syniverse Holdings, Inc. (a)	642	11,235
	Vodafone Group PLC	116,746	262,027
Wireless Telecommunication Services Total			695,560
TELECOMMUNICATION SERVICES TOTAL			1,559,449
UTILITIES — 1.8%
Electric Utilities — 0.7%
	ALLETE, Inc.	430	14,435
	American Electric Power Co., Inc.	7,800	241,722
	El Paso Electric Co. (a)	700	12,369
	Exelon Corp.	2,500	124,050
	FPL Group, Inc.	5,950	328,618
	Great Plains Energy, Inc.	480	8,616
	Hawaiian Electric Industries, Inc.	320	5,798
	Maine & Maritimes Corp.	139	4,997
	MGE Energy, Inc.	400	14,592
	Northeast Utilities	5,263	124,944
	PPL Corp.	550	16,687
	UIL Holdings Corp.	430	11,348
Electric Utilities Total			908,176
Gas Utilities — 0.0%
	Laclede Group, Inc.	420	13,507
	Questar Corp.	615	23,100
Gas Utilities Total			36,607
Independent Power Producers & Energy Traders — 0.4%
	AES Corp. (a)	23,919	354,479
	Black Hills Corp.	680	17,116
	Iberdrola Renovables SA	36,510	179,798
Independent Power Producers & Energy Traders Total			551,393
Multi-Utilities — 0.6%
	Avista Corp.	900	18,198
	CH Energy Group, Inc.	250	11,078
	NorthWestern Corp.	600	14,658
	PG&E Corp.	7,911	320,316
	Public Service Enterprise Group, Inc.	1,300	40,872
	Sempra Energy	1,100	54,791

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	Wisconsin Energy Corp.	4,200	189,714
	Xcel Energy, Inc.	2,750	52,910
Multi-Utilities Total			702,537
Water Utilities — 0.1%
	Epure International Ltd.	297,000	119,060
Water Utilities Total			119,060
UTILITIES TOTAL			2,317,773

	Total Common Stocks (cost of $60,631,204)		71,429,353

		Par ($)
Corporate Fixed-Income Bonds & Notes — 13.5%
BASIC MATERIALS — 0.9%
Chemicals — 0.3%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	60,000	65,359
Huntsman International LLC
	7.875% 11/15/14	280,000	261,100
Chemicals Total			326,459
Forest Products & Paper — 0.2%
Georgia-Pacific Corp.
	8.000% 01/15/24	280,000	277,200
Forest Products & Paper Total			277,200
Iron/Steel — 0.1%
Nucor Corp.
	5.850% 06/01/18	130,000	142,361
Iron/Steel Total			142,361
Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	230,000	244,662
Vale Overseas Ltd.
	6.250% 01/23/17	160,000	171,295
Metals & Mining Total			415,957
BASIC MATERIALS TOTAL			1,161,977
COMMUNICATIONS — 2.1%
Media — 0.5%
Comcast Cable Holdings LLC
	9.875% 06/15/22	5,000	6,268
Comcast Corp.
	7.050% 03/15/33	150,000	170,110

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
DISH DBS Corp.
	6.625% 10/01/14	255,000	247,987
News America, Inc.
	6.550% 03/15/33	150,000	153,525
Viacom, Inc.
	6.125% 10/05/17	75,000	80,308
Media Total			658,198
Telecommunication Services — 1.6%
AT&T, Inc.
	4.950% 01/15/13	200,000	213,240
BellSouth Corp.
	6.000% 10/15/11	2,000	2,160
British Telecommunications PLC
	5.150% 01/15/13	125,000	130,226
Cricket Communications, Inc.
	9.375% 11/01/14	250,000	253,750
Intelsat Corp.
	9.250% 06/15/16	240,000	247,200
Lucent Technologies, Inc.
	6.450% 03/15/29	405,000	308,306
New Cingular Wireless Services, Inc.
	8.125% 05/01/12	3,000	3,423
	8.750% 03/01/31	108,000	143,063
Qwest Communications International, Inc.
	7.500% 02/15/14	255,000	251,813
Telefonica Emisiones SAU
	5.984% 06/20/11	125,000	133,188
Verizon Wireless Capital LLC
	5.550% 02/01/14 (b)	200,000	216,136
Vodafone Group PLC
	5.750% 03/15/16	100,000	107,159
Telecommunication Services Total			2,009,664
COMMUNICATIONS TOTAL			2,667,862
CONSUMER CYCLICAL — 0.6%
Apparel — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15	235,000	244,400
Apparel Total			244,400
Lodging — 0.2%
Host Hotels & Resorts LP
	6.750% 06/01/16	265,000	251,750
Lodging Total			251,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — 0.2%
CVS Caremark Corp.
	6.125% 09/15/39	150,000	152,583
Wal-Mart Stores, Inc.
	5.800% 02/15/18	100,000	112,329
Retail Total			264,912
CONSUMER CYCLICAL TOTAL			761,062
CONSUMER NON-CYCLICAL — 1.2%
Beverages — 0.2%
Bottling Group LLC
	6.950% 03/15/14	100,000	116,545
Miller Brewing Co.
	5.500% 08/15/13 (b)	150,000	158,526
Beverages Total			275,071
Food — 0.3%
Campbell Soup Co.
	4.500% 02/15/19	65,000	66,696
ConAgra Foods, Inc.
	6.750% 09/15/11	10,000	10,911
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	235,000	252,625
Food Total			330,232
Healthcare Services — 0.3%
HCA, Inc.
	PIK,
	9.625% 11/15/16	126,000	131,040
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	180,000	200,365
Healthcare Services Total			331,405
Pharmaceuticals — 0.4%
Express Scripts, Inc.
	5.250% 06/15/12	120,000	127,385
Omnicare, Inc.
	6.875% 12/15/15	260,000	249,600
Wyeth
	5.500% 02/01/14	145,000	158,355
Pharmaceuticals Total			535,340
CONSUMER NON-CYCLICAL TOTAL			1,472,048

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — 1.5%
Oil & Gas — 0.7%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	125,000	132,840
Chesapeake Energy Corp.
	6.375% 06/15/15	270,000	250,762
Chevron Corp.
	4.950% 03/03/19	100,000	106,739
Nexen, Inc.
	5.875% 03/10/35	150,000	137,380
PetroHawk Energy Corp.
	7.875% 06/01/15	170,000	167,450
Talisman Energy, Inc.
	6.250% 02/01/38	135,000	137,718
Oil & Gas Total			932,889
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	100,000	109,750
Weatherford International Ltd.
	5.150% 03/15/13	100,000	105,039
Oil & Gas Services Total			214,789
Pipelines — 0.6%
El Paso Corp.
	6.875% 06/15/14	145,000	142,100
Enterprise Products Operating LLC
	4.600% 08/01/12	100,000	103,615
MarkWest Energy Partners LP
	8.500% 07/15/16	255,000	252,450
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	110,000	115,862
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (c)	225,000	197,132
Pipelines Total			811,159
ENERGY TOTAL			1,958,837
FINANCIALS — 5.0%
Banks — 3.2%
ANZ National International Ltd.
	6.200% 07/19/13 (b)	250,000	273,556
Bank of New York Mellon Corp.
	5.125% 08/27/13	200,000	216,191
Barclays Bank PLC
	6.750% 05/22/19	200,000	223,687
Capital One Financial Corp.
	5.500% 06/01/15	150,000	155,335

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19 (b)	575,000	569,044
Citigroup Funding, Inc.
	2.000% 03/30/12 (d)	350,000	353,835
Credit Suisse/New York NY
	6.000% 02/15/18	185,000	193,687
Deutsche Bank AG
	4.875% 05/20/13	150,000	159,775
Goldman Sachs Group, Inc.
	6.345% 02/15/34	180,000	165,309
HSBC Capital Funding LP
	9.547% 12/31/49 (b)(c)	250,000	252,500
JPMorgan Chase & Co.
	6.000% 01/15/18	250,000	268,331
Keycorp
	6.500% 05/14/13	165,000	168,906
Merrill Lynch & Co., Inc.
	6.050% 08/15/12 (e)	250,000	266,622
Morgan Stanley
	6.750% 04/15/11	100,000	106,627
Northern Trust Corp.
	4.625% 05/01/14	150,000	159,607
U.S. Bank N.A.
	6.300% 02/04/14	250,000	279,867
Wachovia Corp.
	4.875% 02/15/14	225,000	229,191
Banks Total			4,042,070
Diversified Financial Services — 0.9%
AGFC Capital Trust I
	6.000% 01/15/67 (b)(c)	250,000	100,000
Ameriprise Financial, Inc.
	7.300% 06/28/19	130,000	143,308
CDX North America High Yield
	8.875% 06/29/13 (b)	261,000	245,340
General Electric Capital Corp.
	2.250% 03/12/12 (d)	350,000	356,321
	5.000% 01/08/16	245,000	245,885
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (f)(g)	250,000	44,375
Diversified Financial Services Total			1,135,229

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — 0.6%
Chubb Corp.
	5.750% 05/15/18	90,000	98,721
Lincoln National Corp.
	8.750% 07/01/19	130,000	150,354
MetLife, Inc.
	6.817% 08/15/18	160,000	178,080
Principal Life Income Funding Trusts
	5.300% 04/24/13	125,000	128,236
Prudential Financial, Inc.
	4.500% 07/15/13	2,000	2,014
	6.100% 06/15/17	150,000	150,662
UnitedHealth Group, Inc.
	5.250% 03/15/11	100,000	103,932
Insurance Total			811,999
Real Estate Investment Trusts (REITs) — 0.3%
Duke Realty LP
	7.375% 02/15/15	140,000	144,388
ERP Operating LP
	5.200% 04/01/13	1,000	1,018
Health Care Property Investors, Inc.
	6.450% 06/25/12	159,000	163,924
Simon Property Group LP
	5.750% 12/01/15	100,000	102,291
Real Estate Investment Trusts (REITs) Total			411,621
FINANCIALS TOTAL			6,400,919
INDUSTRIALS — 0.8%
Aerospace & Defense — 0.3%
BE Aerospace, Inc.
	8.500% 07/01/18	240,000	246,000
United Technologies Corp.
	5.375% 12/15/17	100,000	109,098
Aerospace & Defense Total			355,098
Miscellaneous Manufacturing — 0.3%
Bombardier, Inc.
	6.300% 05/01/14 (b)	265,000	255,725
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	50,000	54,127
Miscellaneous Manufacturing Total			309,852

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	125,000	140,041
Norfolk Southern Corp.
	5.750% 04/01/18	140,000	152,285
Transportation Total			292,326
INDUSTRIALS TOTAL			957,276
TECHNOLOGY — 0.2%
Networking Products — 0.1%
Cisco Systems, Inc.
	4.950% 02/15/19	130,000	136,654
Networking Products Total			136,654
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	110,000	127,504
Software Total			127,504
TECHNOLOGY TOTAL			264,158
UTILITIES — 1.2%
Electric — 1.0%
Commonwealth Edison Co.
	5.950% 08/15/16	125,000	136,290
Consolidated Edison Co. of New York, Inc.
	5.850% 04/01/18	100,000	109,003
Dominion Resources, Inc.
	5.200% 08/15/19	140,000	145,365
Energy East Corp.
	6.750% 06/15/12	1,000	1,109
Indiana Michigan Power Co.
	5.650% 12/01/15	125,000	132,164
NiSource Finance Corp.
	5.400% 07/15/14	9,000	9,146
NY State Electric & Gas Corp.
	5.750% 05/01/23	1,000	928
Pacific Gas & Electric Co.
	5.800% 03/01/37	120,000	129,912
Progress Energy, Inc.
	7.750% 03/01/31	100,000	125,172
Southern California Edison Co.
	5.000% 01/15/14	150,000	161,204

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Texas Competitive Electric Holdings Co., LLC
	PIK,
	10.500% 11/01/16	395,437	264,943
Electric Total			1,215,236
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	125,000	135,583
Sempra Energy
	6.500% 06/01/16	125,000	138,180
Gas Total			273,763
UTILITIES TOTAL			1,488,999

	Total Corporate Fixed-Income Bonds & Notes (cost of $16,234,568)		17,133,138
Mortgage-Backed Securities — 11.3%
Federal Home Loan Mortgage Corp.
	5.000% 12/01/35	285,414	295,950
	5.000% 06/01/36	337,098	349,068
	5.000% 05/01/39	406,097	420,201
	5.500% 12/01/20	19,216	20,410
	5.500% 01/01/21	332,067	353,813
	5.500% 07/01/21	132,980	141,032
	5.500% 08/01/21	419,036	444,407
	5.500% 12/01/32	39,892	41,995
	5.500% 08/01/35	97,641	102,574
	5.500% 10/01/35	231,928	243,645
	5.500% 11/01/35	631,591	663,499
	5.500% 12/01/37	565,941	593,206
	6.000% 11/01/14	24,258	25,916
	6.500% 05/01/11	5,570	5,830
	6.500% 06/01/11	58,244	60,963
	6.500% 03/01/26	57,120	61,585
	6.500% 06/01/26	73,881	79,656
	6.500% 03/01/27	25,207	27,177
	6.500% 06/01/31	170,617	183,687
	6.500% 07/01/31	21,847	23,534
	6.500% 11/01/32	12,040	12,947
	6.500% 11/01/37	438,641	468,175
	7.000% 04/01/29	5,890	6,481
	7.000% 08/01/31	8,303	9,131
	7.500% 01/01/30	11,014	12,370
	8.000% 09/01/15	4,842	5,250
	12.000% 07/01/20	23,517	24,633

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Federal National Mortgage Association
	5.000% 02/01/36	814,697	844,518
	5.000% 05/01/37	455,821	471,580
	5.500% 11/01/21	471,245	499,925
	5.500% 05/01/36	843,754	884,931
	5.500% 02/01/37	408,394	428,005
	5.500% 06/01/38	335,713	351,677
	6.000% 07/01/31	16,243	17,310
	6.000% 02/01/36	105,682	111,832
	6.000% 04/01/36	23,811	25,196
	6.000% 09/01/36	225,732	238,866
	6.000% 07/01/37	183,898	194,426
	6.000% 08/01/37	766,719	810,614
	6.000% 06/01/38	105,298	111,238
	6.500% 12/01/31	1,538	1,661
	6.500% 05/01/33	3,157	3,409
	6.500% 08/01/37	166,876	178,642
	7.000% 07/01/31	10,331	11,407
	7.000% 07/01/32	2,653	2,923
	7.000% 07/01/37	105,486	115,228
	7.500% 09/01/15	6,429	6,998
	7.500% 02/01/30	5,399	6,049
	7.500% 08/01/31	24,692	27,670
	8.000% 04/01/30	1,064	1,206
	8.000% 05/01/30	3,794	4,301
	TBA:
	5.000% 10/01/39	1,070,000	1,105,109
	5.500% 10/01/39	1,050,000	1,098,235
Government National Mortgage Association
	4.625% 07/20/25 (c)	13,852	14,195
	5.000% 04/15/39	536,887	556,802
	5.000% 06/15/39	447,981	464,598
	5.500% 02/15/37	758,983	798,236
	6.000% 03/15/29	1,868	1,995
	6.500% 05/15/13	14,266	15,293
	6.500% 05/15/24	16,385	17,445
	6.500% 04/15/29	18,394	19,881
	6.500% 05/15/29	10,359	11,196
	7.000% 11/15/13	1,732	1,845
	7.000% 06/15/31	3,492	3,859
	7.000% 06/15/32	792	870
	8.000% 03/15/26	117,067	132,830

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	9.000% 12/15/17	1,918	2,092

	Total Mortgage-Backed Securities (cost of $13,666,306)		14,271,228
Government & Agency Obligations — 5.7%
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Province of Ontario
	5.450% 04/27/16	250,000	279,330
Province of Quebec
	4.625% 05/14/18	250,000	260,554
United Mexican States
	7.500% 04/08/33	138,000	163,875
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			703,759
U.S. GOVERNMENT AGENCIES — 0.9%
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10 (h)	40,000	41,083
	5.500% 08/23/17	895,000	1,018,813
	6.750% 03/15/31	20,000	26,168
U.S. GOVERNMENT AGENCIES TOTAL			1,086,064
U.S. GOVERNMENT OBLIGATIONS — 4.3%
U.S. Treasury Bonds
	5.375% 02/15/31	2,178,000	2,587,736
U.S. Treasury Inflation Indexed Bonds
	3.500% 01/15/11	866,173	901,633
U.S. Treasury Notes
	0.875% 04/30/11	1,905,000	1,910,208
U.S. GOVERNMENT OBLIGATIONS TOTAL			5,399,577

	Total Government & Agency Obligations (cost of $6,953,919)		7,189,400
Commercial Mortgage-Backed Securities — 4.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49 (c)	310,000	210,619
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	759,000	764,841
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	250,000	256,140
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	200,000	168,741
	5.201% 08/12/37 (c)	275,000	286,287
	5.440% 06/12/47	580,000	498,334
	5.447% 06/12/47	358,000	321,148

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.525% 04/15/43 (c)	989,000	754,419
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	120,000	120,424
	6.510% 12/15/26	706,850	730,593
Merrill Lynch Mortgage Trust
	5.405% 11/12/37 (c)	310,000	264,365
Morgan Stanley Capital I
	4.970% 12/15/41	73,000	71,941
	5.558% 03/12/44 (c)	1,200,000	1,147,522
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	620	620

	Total Commercial Mortgage-Backed Securities (cost of $5,925,340)		5,595,994
Collateralized Mortgage Obligations — 2.7%
AGENCY — 1.4%
Federal Home Loan Mortgage Corp. REMICS
	4.000% 09/15/15	83,642	85,357
	4.500% 03/15/21	180,000	188,173
	4.500% 08/15/28	597,000	624,685
	5.000% 05/15/33	420,000	442,505
	5.500% 01/15/31	197,381	208,382
Federal National Mortgage Association REMICS
	5.000% 12/25/15	216,975	220,522
AGENCY TOTAL			1,769,624
NON - AGENCY — 1.3%
American Mortgage Trust
	8.445% 09/27/22 (c)	6,317	3,831
Bear Stearns Adjustable Rate Mortgage Trust
	5.449% 02/25/47 (c)	556,099	335,904
Countrywide Alternative Loan Trust
	5.250% 03/25/35	44,058	35,068
	5.250% 08/25/35	197,923	164,674
	5.500% 10/25/35	442,773	334,249
JPMorgan Mortgage Trust
	6.007% 10/25/36 (c)	448,334	367,304
Lehman Mortgage Trust
	6.500% 01/25/38	483,880	347,789
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	100,356	83,786

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	44,386	34,911
NON-AGENCY TOTAL			1,707,516

	Total Collateralized Mortgage Obligations (cost of $4,050,895)		3,477,140
Asset-Backed Securities — 1.6%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	340,000	311,480
Ford Credit Auto Owner Trust
	5.470% 06/15/12	500,000	526,918
Franklin Auto Trust
	5.360% 05/20/16	632,000	634,982
Green Tree Financial Corp.
	6.870% 01/15/29	69,894	66,071
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	451,563	466,230

	Total Asset-Backed Securities (cost of $1,994,248)		2,005,681

		Shares
Convertible Preferred Stocks — 0.3%
HEALTH CARE — 0.1%
Pharmaceuticals — 0.1%
	Schering-Plough Corp., 6.000%	500	121,350
Pharmaceuticals Total			121,350
HEALTH CARE TOTAL			121,350
MATERIALS — 0.2%
Metals & Mining — 0.2%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	2,650	272,950
Metals & Mining Total			272,950
MATERIALS TOTAL			272,950

	Total Convertible Preferred Stocks (cost of $252,030)		394,300
Rights — 0.0%
FINANCIALS — 0.0%
BNP Paribas Ltd.
	Expires 10/13/09(a)	2,960	6,411
FINANCIALS TOTAL			6,411

	Total Rights (cost of $—)		6,411

		Par ($)	Value ($)
Convertible Bond — 0.0%
FINANCIALS — 0.0%
Real Estate Investment Trusts (REITs) — 0.0%
Vornado Realty Trust
	3.625% 11/15/26	11,000	10,684
Real Estate Investment Trusts (REITs) Total			10,684
FINANCIALS TOTAL			10,684

	Total Convertible Bond (cost of $8,776)		10,684
Short-Term Obligation — 5.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by U.S. Government Agency obligations with various maturities to 01/13/14, market value $6,691,250 (repurchase proceeds $6,552,002)	6,552,000	6,552,000

	Total Short-Term Obligation (cost of $6,552,000)		6,552,000

	Total Investments — 101.1% (cost of $116,269,286)(i)(j)		128,065,329

	Other Assets & Liabilities, Net — (1.1)%		(1,340,292)

	Net Assets — 100.0%		126,725,037

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price. Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$6,651,658	$1,511,839	$—	$8,163,497
Consumer Staples	5,187,598	1,290,851	—	6,478,449
Energy	6,637,940	875,573	—	7,513,513
Financials	9,667,343	1,884,075	—	11,551,418
Health Care	6,992,056	1,212,640	—	8,204,696
Industrials	6,719,231	1,937,981	—	8,657,212
Information Technology	11,864,596	1,286,012	—	13,150,608
Materials	2,779,178	1,053,560	—	3,832,738
Telecommunication Services	1,151,922	407,527	—	1,559,449
Utilities	2,018,915	298,858	—	2,317,773
Total Common Stocks	59,670,437	11,758,916	—	71,429,353
Total Corporate Fixed-Income Bonds & Notes	—	17,133,138	—	17,133,138
Total Mortgage-Backed Securities	2,203,344	12,067,884	—	14,271,228
Total Government & Agency Obligations	5,399,577	1,789,823	—	7,189,400
Total Commercial Mortgage-Backed Securities	—	5,595,994	—	5,595,994
Total Collateralized Mortgage Obligations	—	3,477,140	—	3,477,140
Total Asset-Backed Securities	—	2,005,681	—	2,005,681
Total Convertible Preferred Stocks	394,300	—	—	394,300
Total Rights	—	6,411	—	6,411
Total Convertible Bond	—	10,684	—	10,684
Total Short-Term Obligation	—	6,552,000	—	6,552,000
Total Investments	67,667,658	60,397,671	—	128,065,329
Futures Contracts	31,200	—	—	31,200
Total	$67,698,858	$60,397,671	$—	$128,096,529

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Secruities	Balance as of December 31, 2008	Accrued Discount/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Common Stocks Industrials	$2,413	$—	$—	$255	$—	$(2,668)	$—	$—	$—
Total	$2,413	$—	$—	$255	$—	$(2,668)	$—	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid, amounted to $2,523,817, which represents 2.0% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(d)	Security is guaranteed by the Federal Deposit Insurance Corporation.

(e)	Investments in affiliates during the nine months ended September 30, 2009:

Security name: Merrill Lynch & Co., Inc. 6.050% 08/15/12

	Par as of 12/31/08:		$250,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 09/30/09:		$250,000
	Net realized gain/loss:		$—
	Interest income earned:		$11,344
	Value at end of period:		$266,622

Effective January 1, 2009, Merrill Lynch is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of this security amounted to $44,375, which represents less than 0.1% of net assets.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of this security amounted to $44,375, which represents less than 0.1% of net assets.

(h)	All of this security with a market value of $41,083 is pledged as collateral for open futures contracts.

(i)	Cost for federal income tax purposes is $116,316,736.

(j)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$15,732,004	$(3,983,411)	$11,748,593

At September 30, 2009, the Fund held the following open long futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Interest Rate Risk
10-Year U.S. Treasury	10	$1,183,281	$1,164,954	Dec-09	$18,327
Equity Risk
S&P 500 Index Futures	11	2,895,475	2,882,602	Dec-09	12,873

					$31,200

At September 30, 2009, cash of $350,000 was pledged as collateral for open futures contracts.

For the nine months ended September 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2008	—	—
Options written	4	$388
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(4)	(388)
Options outstanding at September 30, 2009	—	$—

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Federal Securities Fund, Variable Series

		Par ($)	Value ($)*
Government & Agency Obligations — 39.0%
U.S. GOVERNMENT AGENCIES — 4.8%
Federal Home Loan Banks
	2.250% 04/13/12 (a)	3,000,000	3,065,760
Federal Home Loan Mortgage Corp.
	4.875% 06/13/18 (a)	865,000	942,986
U.S. GOVERNMENT AGENCIES TOTAL			4,008,746
U.S. GOVERNMENT OBLIGATIONS — 34.2%
U.S. Treasury Bonds
	4.500% 02/15/36 (a)	866,000	930,138
	6.875% 08/15/25 (a)	737,000	990,804
	7.125% 02/15/23 (a)	793,000	1,063,364
U.S. Treasury Notes
	0.875% 03/31/11 (a)	1,280,000	1,284,300
	0.875% 05/31/11 (a)	7,257,000	7,274,294
	1.875% 02/28/14 (a)	5,171,000	5,126,157
	1.875% 04/30/14	1,000	988
	2.625% 04/30/16 (a)	5,414,000	5,343,786
	2.750% 02/15/19 (a)	897,000	856,004
	3.125% 09/30/13 (a)	5,035,000	5,276,131
	3.125% 05/15/19 (a)	674,000	663,205
U.S. GOVERNMENT OBLIGATIONS TOTAL			28,809,171

	Total Government & Agency Obligations (cost of $32,303,509)		32,817,917
Mortgage-Backed Securities — 38.6%
Federal Home Loan Mortgage Corp.
	5.500% 08/01/17	38,893	41,734
	5.500% 12/01/17	18,022	19,339
	5.500% 05/01/37	10,688,347	11,211,631
	5.596% 08/01/37 (b)	610,594	642,763
	5.693% 06/01/37 (b)	546,786	576,951
	5.727% 06/01/36 (b)	697,529	734,885
	6.000% 04/01/32	14,999	15,989
	6.000% 03/01/38	5,929,419	6,272,584
	7.000% 06/01/16	7,364	7,920
	7.000% 01/01/26	33,126	36,509
	7.500% 02/01/23	19,044	21,340
	7.500% 05/01/24	5,009	5,628
	10.500% 02/01/19	4,581	5,304
	12.000% 07/01/13	1,447	1,648
	12.000% 07/01/20	16,932	17,736

1

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Federal National Mortgage Association
	4.290% 08/15/39 (c)	1,430,000	1,463,069
	5.030% 05/01/24	455,000	470,119
	5.650% 10/01/37 (b)	496,670	523,232
	6.000% 08/01/22	20,059	21,530
	6.000% 12/01/23	65,002	69,019
	6.000% 02/01/24	60,988	64,734
	6.000% 03/01/24	13,013	13,813
	6.500% 11/01/23	11,718	12,644
	6.500% 01/01/24	17,819	19,220
	6.500% 08/01/25	37,589	40,586
	6.500% 12/01/25	8,163	8,814
	6.500% 01/01/26	4,293	4,635
	6.500% 08/01/31	3,673	3,966
	7.000% 07/01/11	19,066	19,810
	7.000% 03/01/15	5,866	6,275
	7.000% 03/01/29	80,237	88,695
	7.500% 11/01/29	67,272	75,357
	8.500% 05/01/30	168,245	192,594
	9.000% 05/01/12	2,079	2,143
	9.000% 05/01/20	5,274	5,660
	10.000% 03/01/16	313	316
	12.250% 09/01/12	5,268	5,586
	4.500% 09/01/39	1,950,000	1,977,828
Government National Mortgage Association
	4.625% 07/20/22 (b)	15,351	15,725
	4.625% 07/20/25 (b)	27,704	28,390
	5.000% 04/20/39	6,500,886	6,735,983
	6.000% 03/15/29	44,270	47,244
	6.500% 10/15/13	10,862	11,644
	6.500% 07/15/24	28,707	30,685
	6.500% 03/15/28	594,189	642,578
	7.000% 09/15/29	19,561	21,602
	7.500% 10/15/27	8,287	9,280
	7.500% 09/15/29	9,186	10,296
	8.500% 04/15/30	429	494
	9.000% 06/15/16	8,616	9,415
	9.000% 01/15/17	1,654	1,837
	9.000% 03/15/17	7,970	8,851
	9.000% 01/15/20	4,811	5,491

2

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	9.500% 11/15/10	352	363
	9.500% 08/15/17	159,559	175,597
	9.500% 08/15/22	2,021	2,296
	10.000% 06/15/10	9	9
	10.000% 10/15/10	611	630
	10.000% 11/15/19	5,934	6,658
	11.500% 04/15/13	17,528	19,474
	11.500% 05/15/13	10,102	11,223

	Total Mortgage-Backed Securities (cost of $31,643,830)		32,497,371
Commercial Mortgage-Backed Securities — 6.6%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	175,000	180,809
	4.933% 02/13/42 (b)	180,000	175,251
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	110,000	104,104
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	465,000	476,420
GMAC Commercial Mortgage Securities, Inc.
	5.667% 05/10/40 (b)	105,000	109,525
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (b)	575,000	581,823
	6.116% 07/10/38 (b)	175,000	160,107
GS Mortgage Securities Corp. II
	4.751% 07/10/39	175,000	164,062
JP Morgan Chase Commercial Mortgage Securities Corp.
	4.393% 07/12/37	295,775	301,775
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	115,000	117,908
	5.124% 11/15/32 (b)	100,000	101,784
	5.279% 11/15/38	462,686	471,625
Morgan Stanley Capital I
	4.970% 12/15/41	365,000	359,706
	5.150% 06/13/41	365,000	369,593
Morgan Stanley Dean Witter Capital I
	4.180% 03/12/35	244,889	248,627
	4.740% 11/13/36	140,000	142,174
	5.080% 09/15/37	385,000	394,969
	5.980% 01/15/39	180,000	188,935

3

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Structured Asset Securities Corp.
	I.O.,
	2.171% 02/25/28 (b)	642,049	30
Wachovia Bank Commercial Mortgage Trust
	4.980% 11/15/34	290,000	296,953
	5.037% 03/15/42	435,000	439,272
	5.384% 10/15/44 (b)	35,000	34,879
	5.726% 06/15/45	155,482	157,737

	Total Commercial Mortgage-Backed Securities (cost of $5,327,667)		5,578,068
Corporate Fixed-Income Bonds & Notes — 5.9%
BASIC MATERIALS — 0.1%
Chemicals — 0.1%
Dow Chemical Co.
	8.550% 05/15/19	30,000	33,724
Chemicals Total			33,724
Metals & Mining — 0.0%
Freeport-McMoRan Copper & Gold, Inc.
	8.250% 04/01/15	10,000	10,638
Metals & Mining Total			10,638
BASIC MATERIALS TOTAL			44,362
COMMUNICATIONS — 0.6%
Media — 0.3%
Comcast Corp.
	6.550% 07/01/39	175,000	187,010
	6.950% 08/15/37	65,000	72,550
Time Warner, Inc.
	6.500% 11/15/36	5,000	5,116
Media Total			264,676
Telecommunication Services — 0.3%
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	25,000	33,117
Verizon Wireless Capital LLC
	5.550% 02/01/14 (d)	175,000	189,119
Telecommunication Services Total			222,236
COMMUNICATIONS TOTAL			486,912

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 0.2%
Retail — 0.2%
CVS Pass-Through Trust
	8.353% 07/10/31 (d)	194,475	216,447
Retail Total			216,447
CONSUMER CYCLICAL TOTAL			216,447
CONSUMER NON-CYCLICAL — 0.0%
Food — 0.0%
Campbell Soup Co.
	4.500% 02/15/19	20,000	20,522
Food Total			20,522
CONSUMER NON-CYCLICAL TOTAL			20,522
ENERGY — 0.7%
Oil & Gas Services — 0.0%
Smith International, Inc.
	9.750% 03/15/19	5,000	6,169
Weatherford International Ltd.
	5.150% 03/15/13	25,000	26,260
Oil & Gas Services Total			32,429
Pipelines — 0.7%
Energy Transfer Partners LP
	6.000% 07/01/13	155,000	164,267
	6.625% 10/15/36	175,000	181,638
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	15,000	16,101
	5.800% 03/01/21	20,000	20,317
	6.500% 09/01/39	15,000	15,259
Plains All American Pipeline LP
	5.750% 01/15/20	10,000	10,077
	6.500% 05/01/18	185,000	198,153
Pipelines Total			605,812
ENERGY TOTAL			638,241
FINANCIALS — 3.5%
Banks — 1.3%
Bank of America Corp.
	4.875% 01/15/13 (e)	175,000	179,505
Bank of New York Mellon Corp.
	5.450% 05/15/19	90,000	97,286
Barclays Bank PLC
	5.000% 09/22/16	30,000	30,383
Capital One Capital IV
	6.745% 02/17/37 (b)	20,000	15,200
Capital One Capital V
	10.250% 08/15/39	20,000	22,100

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Citigroup, Inc.
	6.875% 03/05/38	10,000	10,030
	8.125% 07/15/39	205,000	229,475
	8.500% 05/22/19	105,000	118,528
JPMorgan Chase Capital XX
	6.550% 09/29/36	180,000	167,175
USB Capital IX
	6.189% 10/29/49 (b)	165,000	126,638
Wachovia Capital Trust III
	5.800% 03/29/49 (b)	15,000	10,350
Wachovia Corp.
	5.500% 05/01/13	60,000	64,198
Banks Total			1,070,868
Diversified Financial Services — 0.5%
Ameriprise Financial, Inc.
	7.300% 06/28/19	25,000	27,559
Discover Financial Services
	10.250% 07/15/19	15,000	17,169
General Electric Capital Corp.
	6.000% 08/07/19	115,000	116,661
International Lease Finance Corp.
	4.875% 09/01/10	160,000	150,031
JPMorgan Chase & Co.
	7.875% 06/15/10	125,000	130,684
Diversified Financial Services Total			442,104
Insurance — 1.1%
Lincoln National Corp.
	8.750% 07/01/19	205,000	237,096
MetLife, Inc.
	6.750% 06/01/16	240,000	267,842
	10.750% 08/01/39	160,000	192,800
Principal Life Income Funding Trusts
	5.300% 04/24/13	5,000	5,129
Prudential Financial, Inc.
	7.375% 06/15/19	195,000	217,622
Unum Group
	7.125% 09/30/16	30,000	30,354
Insurance Total			950,843
Real Estate Investment Trusts (REITs) — 0.6%
Brandywine Operating Partnership LP
	7.500% 05/15/15	85,000	85,039

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Duke Realty LP
	7.375% 02/15/15	165,000	170,172
	8.250% 08/15/19	170,000	177,500
Simon Property Group LP
	5.750% 12/01/15	45,000	46,031
Real Estate Investment Trusts (REITs) Total			478,742
FINANCIALS TOTAL			2,942,557
INDUSTRIALS — 0.1%
Miscellaneous Manufacturing — 0.0%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	30,000	35,449
Tyco International Finance SA
	4.125% 10/15/14	5,000	4,983
Miscellaneous Manufacturing Total			40,432
Transportation — 0.1%
Burlington Northern Santa Fe Corp.
	4.700% 10/01/19	40,000	40,476
Transportation Total			40,476
INDUSTRIALS TOTAL			80,908
TECHNOLOGY — 0.1%
Software — 0.1%
Oracle Corp.
	4.950% 04/15/13	50,000	54,116
Software Total			54,116
TECHNOLOGY TOTAL			54,116
UTILITIES — 0.6%
Electric — 0.6%
Hydro Quebec
	8.500% 12/01/29	75,000	103,348
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (d)	165,000	167,991
Pacific Gas & Electric Co.
	5.800% 03/01/37	190,000	205,695
Southern Co.
	4.150% 05/15/14	5,000	5,165
Electric Total			482,199

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — 0.0%
Sempra Energy
	6.500% 06/01/16	5,000	5,527
Gas Total			5,527
UTILITIES TOTAL			487,726

	Total Corporate Fixed-Income Bonds & Notes (cost of $4,661,962)		4,971,791
Collateralized Mortgage Obligations — 3.1%
AGENCY — 2.7%
Federal Home Loan Mortgage Corp.
	6.000% 05/15/29	1,555,000	1,608,282
Federal National Mortgage Association
	9.250% 03/25/18	21,959	24,735
FN Dus Broken Arrow
	TBA,
	4.420% 10/15/19 (c)	585,000	596,700
AGENCY TOTAL			2,229,717
NON - AGENCY — 0.4%
American Mortgage Trust
	8.445% 09/27/22	2,387	1,447
Comfed Savings Bank
	18.152% 01/25/18 (b)(f)	9,335	467
GSMPS Mortgage Loan Trust
	7.750% 09/19/27 (b)(d)	339,126	327,555
Nomura Asset Acceptance Corp.
	6.664% 05/25/36	34,346	47
NON-AGENCY TOTAL			329,516

	Total Collateralized Mortgage Obligations (cost of $2,755,374)		2,559,233
Asset-Backed Securities — 1.8%
BMW Vehicle Lease Trust
	2.040% 04/15/11	280,000	281,224
Capital One Multi-Asset Execution Trust
	Series 2007-A6, Class A6
	0.313% 05/15/13 (b)	265,000	264,031
Entergy Gulf States Reconstruction Funding LLC
	5.510% 10/01/13	69,830	74,186
Mid-State Trust
	7.340% 07/01/35	594,273	542,679

8

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Nissan Auto Receivables Owner Trust
	3.800% 10/15/10	224,921	226,025
West Penn Funding LLC Transition Bonds
	4.460% 12/27/10 (d)	82,846	84,025

	Total Asset-Backed Securities (cost of $1,531,910)		1,472,170

		Shares
Securities Lending Collateral — 14.4%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.364%) (g)	12,189,004	12,189,004

	Total Securities Lending Collateral (cost of $12,189,004)		12,189,004

		Par ($)
Short-Term Obligation — 4.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 06/29/11, market value $4,191,750 (repurchase proceeds $4,109,001)	4,109,000	4,109,000

	Total Short-Term Obligation (cost of $4,109,000)		4,109,000

	Total Investments — 114.3% (cost of $94,522,256)(h)(i)		96,194,554

	Obligation to Return Collateral for Securities Loaned — (14.4)%		(12,189,004)

	Other Assets & Liabilities, Net — 0.1%		119,059

	Net Assets — 100.0%		84,124,609

9

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$28,809,171	$4,008,746	$—	$32,817,917
Total Mortgage-Backed Securities	—	32,497,371	—	32,497,371
Total Commercial Mortgage-Backed Securities	—	5,578,068	—	5,578,068
Total Corporate Fixed-Income Bonds & Notes	—	4,971,791	—	4,971,791
Total Collateralized Mortgage Obligations	—	2,558,766	467	2,559,233
Total Asset-Backed Securities	—	1,472,170	—	1,472,170
Total Securities Lending Collateral	12,189,004	—	—	12,189,004
Total Short-Term Obligation	—	4,109,000	—	4,109,000
Total Investments	$40,998,175	$55,195,912	$467	$96,194,554

10

The following table reconciles asset balances for the nine month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discount/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Collateralized Mortgage Obligations
Non - Agency
	$547	$—	$76	$1,456	$—	$(1,612)	$—	$—	$467

	$547	$—	$76	$1,456	$—	$(1,612)	$—	$—	$467

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $1,456.

(a)	All or a portion of this security was on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 is $11,925,723.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(c)	Security purchased on a delayed delivery basis.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid, amounted to $985,137, which represents 1.2% of net assets.

(e)	Investments in affiliates during the nine months ended September 30, 2009:

Security name: Bank of America Corp., 4.875% 01/15/13

	Par as of 12/31/08:	$175,000
	Par purchased:	$—
	Par sold:	$—
	Par as of 09/30/09:	$175,000
	Net realized gain/loss:	$—
	Interest income earned:	$6,398
	Value at end of period:	$179,505

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of this security amounted to $467, which represents less than 0.01% of net assets.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $94,627,500.

11

(i)	Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$2,115,247	$(548,193)	$1,567,054

	Acronym	Name

	I.O.	Interest Only
	TBA	To Be Announced

12

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia International Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 96.6%
CONSUMER DISCRETIONARY — 9.3%
Auto Components — 0.6%
	Stanley Electric Co., Ltd.	7,200	144,831
Auto Components Total			144,831
Automobiles — 2.4%
	Daihatsu Motor Co., Ltd.	16,000	162,890
	Honda Motor Co., Ltd.	2,600	78,837
	Nissan Motor Co., Ltd.	29,000	194,761
	Toyota Motor Corp.	4,000	157,424
Automobiles Total			593,912
Diversified Consumer Services — 0.5%
	Benesse Corp.	2,500	122,196
Diversified Consumer Services Total			122,196
Hotels, Restaurants & Leisure — 1.5%
	OPAP SA	8,118	209,924
	Paddy Power PLC	5,162	157,177
Hotels, Restaurants & Leisure Total			367,101
Media — 1.5%
	Publicis Groupe SA	4,553	182,914
	Vivendi	5,855	181,561
Media Total			364,475
Specialty Retail — 1.5%
	Game Group PLC	71,362	182,248
	USS Co., Ltd.	2,920	172,841
Specialty Retail Total			355,089
Textiles, Apparel & Luxury Goods — 1.3%
	LG Fashion Corp.	7,380	166,562
	Polo Ralph Lauren Corp.	1,400	107,268
	Youngone Corp. (a)	7,670	48,068
	Youngone Holdings Co., Ltd.	450	8,596
Textiles, Apparel & Luxury Goods Total			330,494
CONSUMER DISCRETIONARY TOTAL			2,278,098
CONSUMER STAPLES — 9.6%
Beverages — 0.7%
	Carlsberg A/S, Class B	2,280	165,986
Beverages Total			165,986
Food & Staples Retailing — 2.8%
	Koninklijke Ahold NV	19,514	234,806
	Seven & I Holdings Co., Ltd.	11,700	278,887
	Wal-Mart Stores, Inc.	3,261	160,082
Food & Staples Retailing Total			673,775

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Food Products — 5.0%
	China Milk Products Group Ltd.(a)	352,000	125,668
	Kerry Group PLC, Class A	5,605	160,351
	Nestle SA, Registered Shares	11,400	486,322
	Toyo Suisan Kaisha Ltd.	10,000	270,958
	Viterra, Inc. (a)	18,780	187,335
Food Products Total			1,230,634
Tobacco — 1.1%
	Japan Tobacco, Inc.	82	279,233
Tobacco Total			279,233
CONSUMER STAPLES TOTAL			2,349,628
ENERGY — 8.0%
Energy Equipment & Services — 1.5%
	Noble Corp.	5,175	196,443
	Shinko Plantech Co., Ltd.	18,300	178,063
Energy Equipment & Services Total			374,506
Oil, Gas & Consumable Fuels — 6.5%
	Australian Worldwide Exploration Ltd. (a)	87,125	208,039
	BP PLC	39,400	348,965
	Repsol YPF SA	3,881	105,739
	Royal Dutch Shell PLC, Class B	12,010	333,665
	Total SA	8,576	510,542
	Yanzhou Coal Mining Co., Ltd., Class H	66,000	94,289
Oil, Gas & Consumable Fuels Total			1,601,239
ENERGY TOTAL			1,975,745
FINANCIALS — 25.9%
Capital Markets — 0.4%
	Intermediate Capital Group PLC	23,938	114,410
Capital Markets Total			114,410
Commercial Banks — 17.0%
	Australia & New Zealand Banking Group Ltd.	9,053	194,068
	Banco Bilbao Vizcaya Argentaria SA	23,130	411,624
	Banco Santander SA	34,138	551,526
	Bank of China Ltd., Class H	272,000	142,288
	Barclays PLC	61,040	360,747
	BNP Paribas	2,459	196,677
	DBS Group Holdings Ltd.	26,000	243,334
	HSBC Holdings PLC	27,104	310,280
	National Australia Bank Ltd.	11,305	305,569

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Commercial Banks — (continued)
	National Bank of Greece SA (a)	7,389	267,194
	Standard Chartered PLC	13,930	343,463
	Sumitomo Mitsui Financial Group, Inc.	6,400	221,552
	Sumitomo Trust & Banking Co., Ltd.	25,000	131,435
	Svenska Handelsbanken AB, Class A	11,110	283,952
	Turkiye Is Bankasi, Class C	28,662	112,711
	Yamaguchi Financial Group, Inc.	10,000	103,425
Commercial Banks Total			4,179,845
Diversified Financial Services — 1.0%
	ING Groep NV (a)	13,625	243,456
Diversified Financial Services Total			243,456
Insurance — 4.5%
	Axis Capital Holdings Ltd.	5,117	154,431
	Baloise Holding AG, Registered Shares	2,679	256,341
	Brit Insurance Holdings PLC	61,729	201,287
	Sampo Oyj, Class A	8,405	211,785
	Zurich Financial Services AG, Registered Shares	1,182	281,694
Insurance Total			1,105,538
Real Estate Investment Trusts (REITs) — 1.0%
	Japan Retail Fund Investment Corp.	44	238,767
Real Estate Investment Trusts (REITs) Total			238,767
Real Estate Management & Development — 2.0%
	Hongkong Land Holdings Ltd.	49,000	211,874
	Leopalace21 Corp.	16,700	133,192
	Swire Pacific Ltd., Class A	12,500	146,684
Real Estate Management & Development Total			491,750
FINANCIALS TOTAL			6,373,766
HEALTH CARE — 7.9%
Biotechnology — 0.6%
	Amgen, Inc. (a)	2,407	144,974
Biotechnology Total			144,974
Pharmaceuticals — 7.3%
	Astellas Pharma, Inc.	3,700	152,040
	AstraZeneca PLC, ADR	7,859	353,262
	Novartis AG, Registered Shares	5,982	300,299
	Roche Holding AG, Genusschein Shares	2,520	407,930
	Sanofi-Aventis SA	5,644	414,359

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Pharmaceuticals — (continued)
	Santen Pharmaceutical Co., Ltd.	4,900	180,070
Pharmaceuticals Total			1,807,960
HEALTH CARE TOTAL			1,952,934
INDUSTRIALS — 10.9%
Aerospace & Defense — 1.8%
	BAE Systems PLC	44,082	246,010
	MTU Aero Engines Holding AG	3,943	186,754
Aerospace & Defense Total			432,764
Airlines — 0.6%
	Turk Hava Yollari A.O.	54,095	141,287
Airlines Total			141,287
Commercial Services & Supplies — 0.5%
	Aeon Delight Co., Ltd.	8,900	125,581
Commercial Services & Supplies Total			125,581
Construction & Engineering — 3.7%
	COMSYS Holdings Corp.	14,100	153,661
	CTCI Corp.	136,000	132,142
	Impregilo SpA	50,092	219,579
	Toyo Engineering Corp.	45,000	152,125
	Vinci SA	4,424	250,732
Construction & Engineering Total			908,239
Electrical Equipment — 0.9%
	Schneider Electric SA	2,292	232,515
Electrical Equipment Total			232,515
Industrial Conglomerates — 2.0%
	DCC PLC	5,838	151,139
	Siemens AG, Registered Shares	1,030	95,476
	Tyco International Ltd.	6,903	238,016
Industrial Conglomerates Total			484,631
Machinery — 0.5%
	Demag Cranes AG	3,749	134,672
Machinery Total			134,672
Professional Services — 0.4%
	Teleperformance	3,032	101,808
Professional Services Total			101,808

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Trading Companies & Distributors — 0.5%
	Mitsui & Co., Ltd.	10,100	131,448
Trading Companies & Distributors Total			131,448
INDUSTRIALS TOTAL			2,692,945
INFORMATION TECHNOLOGY — 5.0%
Electronic Equipment, Instruments & Components — 0.6%
	FUJIFILM Holdings Corp.	5,400	160,589
Electronic Equipment, Instruments & Components Total			160,589
Internet Software & Services — 0.5%
	Yahoo! Japan Corp.	358	120,945
Internet Software & Services Total			120,945
IT Services — 1.0%
	Cap Gemini SA	2,519	132,096
	Redecard SA	7,500	115,362
IT Services Total			247,458
Office Electronics — 1.1%
	Canon, Inc.	6,600	264,025
Office Electronics Total			264,025
Semiconductors & Semiconductor Equipment — 0.7%
	United Microelectronics Corp., ADR (a)	43,171	164,050
Semiconductors & Semiconductor Equipment Total			164,050
Software — 1.1%
	Autonomy Corp. PLC (a)	4,231	110,400
	Nintendo Co., Ltd.	600	153,419
Software Total			263,819
INFORMATION TECHNOLOGY TOTAL			1,220,886
MATERIALS — 9.0%
Chemicals — 2.6%
	BASF SE	6,617	350,333
	Clariant AG, Registered Shares (a)	19,547	177,759
	Syngenta AG, Registered Shares	507	116,397
Chemicals Total			644,489
Construction Materials — 0.6%
	Ciments Francais SA	1,352	151,785
Construction Materials Total			151,785
Containers & Packaging — 0.6%
	Toyo Seikan Kaisha Ltd.	8,100	155,095
Containers & Packaging Total			155,095

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Metals & Mining — 5.2%
	Anglo American PLC	5,366	170,816
	BHP Billiton PLC	16,164	444,219
	BlueScope Steel Ltd.	54,830	140,449
	Salzgitter AG	1,779	170,514
	Tokyo Steel Manufacturing Co., Ltd.	13,500	164,344
	Yamato Kogyo Co., Ltd.	6,500	181,748
Metals & Mining Total			1,272,090
MATERIALS TOTAL			2,223,459
TELECOMMUNICATION SERVICES — 5.6%
Diversified Telecommunication Services — 4.8%
	BCE, Inc.	6,500	160,216
	Bezeq Israeli Telecommunication Corp., Ltd.	81,361	175,109
	France Telecom SA	5,185	138,691
	Nippon Telegraph & Telephone Corp.	5,100	235,425
	Tele2 AB, Class B	10,353	137,626
	Telefonica O2 Czech Republic AS	7,446	184,391
	Telekomunikacja Polska SA	26,306	145,100
Diversified Telecommunication Services Total			1,176,558
Wireless Telecommunication Services — 0.8%
	Softbank Corp.	5,300	115,710
	Vodafone Group PLC	41,760	93,727
Wireless Telecommunication Services Total			209,437
TELECOMMUNICATION SERVICES TOTAL			1,385,995
UTILITIES — 5.4%
Electric Utilities — 1.4%
	Enel SpA	21,016	133,464
	Iberdrola SA	21,644	212,724
Electric Utilities Total			346,188
Independent Power Producers & Energy Traders — 1.6%
	Drax Group PLC	25,977	195,744
	International Power PLC	42,163	194,988
Independent Power Producers & Energy Traders Total			390,732
Multi-Utilities — 2.4%
	AGL Energy Ltd.	18,297	220,517
	RWE AG	3,173	295,071
	United Utilities Group PLC	10,001	73,024
Multi-Utilities Total			588,612
UTILITIES TOTAL			1,325,532

	Total Common Stocks (cost of $21,083,278)		23,778,988

6

		Shares	Value ($)
Investment Company — 2.4%
	iShares MSCI EAFE Index Fund	10,737	587,314

	Total Investment Company (cost of $586,125)		587,314
Preferred Stock — 0.5%
UTILITIES — 0.5%
Electric Utilities — 0.5%
	Cia Energetica de Minas Gerais	7,125	108,588
Electric Utilities Total			108,588
UTILITIES TOTAL			108,588

	Total Preferred Stock (cost of $141,205)		108,588
Rights — 0.0%
FINANCIALS — 0.0%
BNP Paribas
	Expires 10/13/09 (a)	2,459	5,325
Fortis
	Expires 07/04/14 (a)(b)	9,209	—
FINANCIALS TOTAL			5,325

	Total Rights (cost of $—)		5,325
Purchased Put Option — 0.0%
	Volatility Index
	November Put
	Strike price $23
	Expires: 11/21/09	14	7,980

	Total Purchased Put Options (cost of $8,709)		7,980

		Par ($)
Short-Term Obligation — 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09, at 0.010%, collateralized by a U.S. Treasury obligation maturing 03/31/16, market value of $150,544 (repurchase proceeds $144,000)	144,000	144,000

	Total Short-Term Obligation (cost of $144,000)		144,000

7

Total Investments – 100.1% (cost of $21,963,317)(c)(d)	$24,632,195

Other Assets & Liabilities, Net – (0.1)%	(20,636)

Net Assets – 100.0%	$24,611,559

8

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Purchased options are valued at the last reported sales price, or in the absence of a sale, at the last quoted bid price. Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarized the inputs used as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$107,268	$2,170,830	$—	$2,278,098
Consumer Staples	347,417	2,002,211	—	2,349,628
Energy	196,443	1,779,302	—	1,975,745
Financials	366,305	6,007,461	—	6,373,766
Health Care	498,236	1,454,698	—	1,952,934
Industrials	238,016	2,454,929	—	2,692,945
Information Technology	279,412	941,474	—	1,220,886
Materials	—	2,223,459	—	2,223,459
Telecommunication Services	160,216	1,225,779	—	1,385,995
Utilities	—	1,325,532	—	1,325,532
Total Common Stocks	2,193,313	21,585,675	—	23,778,988
Total Investment Company	587,314	—	—	587,314
Total Preferred Stock	108,588	—	—	108,588
Total Rights	—	5,325	—	5,325
Total Purchased Put Option	7,980	—	—	7,980
Total Short-Term Obligations	—	144,000	—	144,000
Total Investments	2,897,195	21,735,000	—	24,632,195
Forward foreign currency exchange contracts	—	83,414	—	83,414
Total	$2,897,195	$21,818,414	$—	$24,715,609

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

9

The following table reconciles asset balances for the nine months ended September 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Common Stocks
Financials
	$30,193	$—	$(15,040)	$24,815	$—	$(39,968)	$—	$—	$—
	307,554	—	3,848	(62,056)	—	(27,794)	—	(221,552)	—
Telecommunication Services
	322,470	—	(1,807)	(43,947)	—	(41,291)	—	(235,425)	—
Total	$660,217	$—	$(12,999)	$(81,188)	$—	$(109,053)	$—	$(456,977)	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. This security has no value.

(c)	Cost for federal income tax purposes is $21,963,317.

(d)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$4,294,268	$(1,625,390)	$2,668,878

For the nine months ended September 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2008	—	$—
Options written	846	36,155
Options terminated in closing purchase transactions	—	—
Options exercised	(269)	(12,213)
Options expired	(577)	(23,942)
Options outstanding at September 30, 2009	—	$—

10

Forward foreign currency exchange contracts outstanding on September 30, 2009 are:

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,049,324	$938,847	10/08/09	$110,477
CHF	90,712	88,089	10/08/09	2,623
DKK	159,606	152,294	10/08/09	7,312
EUR	1,006,781	975,866	10/08/09	30,915
GBP	995,622	1,016,857	10/08/09	(21,235)
JPY	120,441	115,325	10/08/09	5,116
NOK	137,439	122,531	10/08/09	14,908
SEK	229,664	203,736	10/08/09	25,928
SGD	172,498	169,766	10/08/09	2,732
			Total	$178,776

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$60,843	$60,202	10/08/09	$(641)
CAD	286,745	271,398	10/08/09	(15,347)
CHF	212,304	203,121	10/08/09	(9,183)
CZK	277,291	258,861	10/08/09	(18,430)
DKK	122,456	120,735	10/08/09	(1,721)
GBP	65,522	69,647	10/08/09	4,124
ILS	213,735	203,772	10/08/09	(9,963)
JPY	257,126	246,907	10/08/09	(10,219)
KRW	249,893	240,848	10/08/09	(9,045)
PLN	134,079	122,494	10/08/09	(11,585)
SEK	47,482	48,191	10/08/09	709
SGD	172,498	166,893	10/08/09	(5,605)
TWD	304,110	295,654	10/08/09	(8,456)
			Total	$(95,362)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

11

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 98.4%
CONSUMER DISCRETIONARY — 11.0%
Hotels, Restaurants & Leisure — 2.9%
	International Game Technology	23,076	495,672
	Las Vegas Sands Corp. (a)	9,800	165,032
	Starbucks Corp. (a)	17,870	369,016
	Starwood Hotels & Resorts Worldwide, Inc.	11,400	376,542
	Yum! Brands, Inc.	9,490	320,382
Hotels, Restaurants & Leisure Total			1,726,644
Internet & Catalog Retail — 0.9%
	Amazon.com, Inc. (a)	5,550	518,148
Internet & Catalog Retail Total			518,148
Media — 0.6%
	Viacom, Inc., Class B (a)	13,890	389,476
Media Total			389,476
Multiline Retail — 3.1%
	J.C. Penney Co., Inc.	12,900	435,375
	Nordstrom, Inc.	15,640	477,645
	Target Corp.	20,560	959,741
Multiline Retail Total			1,872,761
Specialty Retail — 2.8%
	Best Buy Co., Inc.	8,680	325,674
	GameStop Corp., Class A (a)	12,210	323,199
	Lowe’s Companies, Inc.	30,200	632,388
	Staples, Inc.	17,460	405,421
Specialty Retail Total			1,686,682
Textiles, Apparel & Luxury Goods — 0.7%
	Polo Ralph Lauren Corp.	5,350	409,917
Textiles, Apparel & Luxury Goods Total			409,917
CONSUMER DISCRETIONARY TOTAL			6,603,628
CONSUMER STAPLES — 12.9%
Beverages — 3.2%
	Coca-Cola Co.	8,280	444,636
	Molson Coors Brewing Co., Class B	9,690	471,709
	PepsiCo, Inc.	16,650	976,689
Beverages Total			1,893,034
Food & Staples Retailing — 2.0%
	Costco Wholesale Corp.	6,620	373,765
	CVS Caremark Corp.	10,940	390,996
	Wal-Mart Stores, Inc.	8,820	432,974
Food & Staples Retailing Total			1,197,735

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 0.5%
	Hershey Co.	7,370	286,398
Food Products Total			286,398
Household Products — 2.7%
	Colgate-Palmolive Co.	7,150	545,402
	Procter & Gamble Co.	18,330	1,061,673
Household Products Total			1,607,075
Personal Products — 1.9%
	Avon Products, Inc.	13,220	448,951
	Estee Lauder Companies, Inc., Class A	7,670	284,404
	Mead Johnson Nutrition Co., Class A	8,880	400,577
Personal Products Total			1,133,932
Tobacco — 2.6%
	Philip Morris International, Inc.	32,290	1,573,815
Tobacco Total			1,573,815
CONSUMER STAPLES TOTAL			7,691,989
ENERGY — 4.8%
Energy Equipment & Services — 1.5%
	Nabors Industries Ltd. (a)	20,790	434,511
	Transocean Ltd. (a)	5,136	439,282
Energy Equipment & Services Total			873,793
Oil, Gas & Consumable Fuels — 3.3%
	Alpha Natural Resources, Inc. (a)	11,510	404,001
	Apache Corp.	7,040	646,483
	Devon Energy Corp.	8,070	543,353
	Hess Corp.	7,590	405,762
Oil, Gas & Consumable Fuels Total			1,999,599
ENERGY TOTAL			2,873,392
FINANCIALS — 6.2%
Capital Markets — 2.3%
	Goldman Sachs Group, Inc.	2,620	482,997
	Morgan Stanley	28,630	884,094
Capital Markets Total			1,367,091
Commercial Banks — 0.9%
	SunTrust Banks, Inc.	23,310	525,641
Commercial Banks Total			525,641
Diversified Financial Services — 0.7%
	JPMorgan Chase & Co.	9,960	436,447
Diversified Financial Services Total			436,447

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 2.3%
	Principal Financial Group, Inc.	9,280	254,179
	Prudential Financial, Inc.	13,320	664,801
	XL Capital Ltd., Class A	28,060	489,928
Insurance Total			1,408,908
FINANCIALS TOTAL			3,738,087
HEALTH CARE — 13.8%
Biotechnology — 3.3%
	Amgen, Inc. (a)	8,680	522,796
	Celgene Corp. (a)	8,480	474,032
	Gilead Sciences, Inc. (a)	13,530	630,228
	Vertex Pharmaceuticals, Inc. (a)	9,480	359,292
Biotechnology Total			1,986,348
Health Care Equipment & Supplies — 2.8%
	Baxter International, Inc.	17,450	994,824
	Boston Scientific Corp. (a)	45,990	487,034
	Hospira, Inc. (a)	3,960	176,616
Health Care Equipment & Supplies Total			1,658,474
Health Care Providers & Services — 1.9%
	CIGNA Corp.	18,970	532,867
	Medco Health Solutions, Inc. (a)	10,650	589,052
Health Care Providers & Services Total			1,121,919
Life Sciences Tools & Services — 2.4%
	Covance, Inc. (a)	5,970	323,275
	Life Technologies Corp. (a)	12,920	601,426
	Thermo Fisher Scientific, Inc. (a)	12,230	534,084
Life Sciences Tools & Services Total			1,458,785
Pharmaceuticals — 3.4%
	Abbott Laboratories	17,920	886,503
	Allergan, Inc.	11,100	630,036
	Johnson & Johnson	8,670	527,916
Pharmaceuticals Total			2,044,455
HEALTH CARE TOTAL			8,269,981
INDUSTRIALS — 11.2%
Aerospace & Defense — 3.3%
	Lockheed Martin Corp.	3,730	291,238
	Precision Castparts Corp.	5,790	589,827
	United Technologies Corp.	18,180	1,107,708
Aerospace & Defense Total			1,988,773

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.6%
	FedEx Corp.	5,230	393,401
Air Freight & Logistics Total			393,401
Commercial Services & Supplies — 0.9%
	Republic Services, Inc.	19,930	529,540
Commercial Services & Supplies Total			529,540
Industrial Conglomerates — 1.6%
	Tyco International Ltd.	27,550	949,924
Industrial Conglomerates Total			949,924
Machinery — 2.7%
	Dover Corp.	11,330	439,151
	Flowserve Corp.	5,320	524,232
	Parker Hannifin Corp.	5,250	272,160
	SPX Corp.	6,000	367,620
Machinery Total			1,603,163
Road & Rail — 1.3%
	Con-way, Inc.	3,530	135,270
	Norfolk Southern Corp.	9,180	395,750
	Ryder System, Inc.	5,820	227,329
Road & Rail Total			758,349
Trading Companies & Distributors — 0.8%
	W.W. Grainger, Inc.	5,250	469,140
Trading Companies & Distributors Total			469,140
INDUSTRIALS TOTAL			6,692,290
INFORMATION TECHNOLOGY — 33.4%
Communications Equipment — 5.7%
	Cisco Systems, Inc. (a)	66,960	1,576,239
	CommScope, Inc. (a)	11,710	350,480
	QUALCOMM, Inc.	26,240	1,180,275
	Research In Motion Ltd. (a)	4,480	302,624
Communications Equipment Total			3,409,618
Computers & Peripherals — 10.3%
	Apple, Inc. (a)	11,000	2,039,070
	Dell, Inc. (a)	31,280	477,333
	EMC Corp. (a)	46,320	789,293
	Hewlett-Packard Co.	29,770	1,405,441
	International Business Machines Corp.	12,310	1,472,399
Computers & Peripherals Total			6,183,536

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 0.5%
	Corning, Inc.	19,120	292,727
Electronic Equipment, Instruments & Components Total			292,727
Internet Software & Services — 5.1%
	Akamai Technologies, Inc. (a)	15,530	305,631
	eBay, Inc. (a)	18,410	434,660
	Equinix, Inc. (a)	4,840	445,280
	Google, Inc., Class A (a)	3,752	1,860,429
Internet Software & Services Total			3,046,000
IT Services — 0.5%
	Visa, Inc., Class A	4,150	286,807
IT Services Total			286,807
Semiconductors & Semiconductor Equipment — 5.6%
	Analog Devices, Inc.	17,360	478,789
	Broadcom Corp., Class A (a)	14,810	454,519
	Cypress Semiconductor Corp. (a)	13,220	136,563
	Intel Corp.	42,180	825,462
	Maxim Integrated Products, Inc.	18,970	344,116
	Teradyne, Inc. (a)	33,810	312,742
	Texas Instruments, Inc.	35,120	831,993
Semiconductors & Semiconductor Equipment Total			3,384,184
Software — 5.7%
	Activision Blizzard, Inc. (a)	25,072	310,642
	Adobe Systems, Inc. (a)	9,590	316,854
	Microsoft Corp.	89,260	2,310,941
	Oracle Corp.	21,470	447,435
Software Total			3,385,872
INFORMATION TECHNOLOGY TOTAL			19,988,744
MATERIALS — 2.9%
Chemicals — 0.5%
	Celanese Corp., Series A	12,430	310,750
Chemicals Total			310,750
Containers & Packaging — 1.3%
	Crown Holdings, Inc. (a)	15,670	426,224
	Owens-Illinois, Inc. (a)	9,130	336,897
Containers & Packaging Total			763,121
Metals & Mining — 1.1%
	Freeport-McMoRan Copper & Gold, Inc.	3,430	235,332

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Steel Dynamics, Inc.	28,460	436,577
Metals & Mining Total			671,909
MATERIALS TOTAL			1,745,780
TELECOMMUNICATION SERVICES — 1.2%
Wireless Telecommunication Services — 1.2%
	American Tower Corp., Class A (a)	13,420	488,488
	Millicom International Cellular SA (a)	2,742	199,453
Wireless Telecommunication Services Total			687,941
TELECOMMUNICATION SERVICES TOTAL			687,941
UTILITIES — 1.0%
Independent Power Producers & Energy Traders — 1.0%
	AES Corp. (a)	41,120	609,398
Independent Power Producers & Energy Traders Total			609,398
UTILITIES TOTAL			609,398

	Total Common Stocks (cost of $52,538,314)		58,901,230

		Par ($)
Short-Term Obligation — 1.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Treasury obligation maturing 08/15/19, market value $1,087,969 (repurchase proceeds $1,065,000)	1,065,000	1,065,000

	Total Short-Term Obligation (cost of $1,065,000)		1,065,000

	Total Investments – 100.2% (cost of $53,603,314)(b)(c)		59,966,230

	Other Assets & Liabilities, Net – (0.2)%		(125,309)

	Net Assets – 100.0%		59,840,921

6

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$6,603,628	$—	$—	$6,603,628
Consumer Staples	7,691,989	—	—	7,691,989
Energy	2,873,392	—	—	2,873,392
Financials	3,738,087	—	—	3,738,087
Health Care	8,269,981	—	—	8,269,981
Industrials	6,692,290	—	—	6,692,290
Information Technology	19,988,744	—	—	19,988,744
Materials	1,745,780	—	—	1,745,780
Telecommunication Services	687,941	—	—	687,941
Utilities	609,398	—	—	609,398
Total Common Stocks	58,901,230	—	—	58,901,230
Short-Term Obligation	—	1,065,000	—	1,065,000
Total Investments	$58,901,230	$1,065,000	$—	$59,966,230

7

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $53,603,314.

(c)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$7,917,114	$(1,554,198)	$6,362,916

8

INVESTMENT PORTFOLIO

September 30, 2009 (Unaudited)	Columbia Large Cap Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY — 8.7%
Hotels, Restaurants & Leisure — 3.4%
	Carnival Corp.	51,700	1,720,576
	McDonald’s Corp.	13,605	776,437
	Starwood Hotels & Resorts Worldwide, Inc.	36,624	1,209,691
Hotels, Restaurants & Leisure Total			3,706,704
Household Durables — 0.4%
	D.R. Horton, Inc.	38,600	440,426
Household Durables Total			440,426
Multiline Retail — 3.2%
	J.C. Penney Co., Inc.	58,200	1,964,250
	Nordstrom, Inc.	49,600	1,514,784
Multiline Retail Total			3,479,034
Specialty Retail — 1.7%
	Lowe’s Companies, Inc.	86,200	1,805,028
Specialty Retail Total			1,805,028
CONSUMER DISCRETIONARY TOTAL			9,431,192
CONSUMER STAPLES — 6.4%
Beverages — 1.3%
	Diageo PLC, ADR	22,557	1,387,030
Beverages Total			1,387,030
Food & Staples Retailing — 0.5%
	Wal-Mart Stores, Inc.	10,700	525,263
Food & Staples Retailing Total			525,263
Food Products — 1.3%
	J.M. Smucker Co.	27,800	1,473,678
Food Products Total			1,473,678
Household Products — 1.1%
	Procter & Gamble Co.	20,300	1,175,776
Household Products Total			1,175,776
Personal Products — 1.2%
	Avon Products, Inc.	38,934	1,322,199
Personal Products Total			1,322,199
Tobacco — 1.0%
	Philip Morris International, Inc.	23,116	1,126,674
Tobacco Total			1,126,674
CONSUMER STAPLES TOTAL			7,010,620
ENERGY — 18.6%
Energy Equipment & Services — 3.6%
	Halliburton Co.	36,048	977,622

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Nabors Industries Ltd. (a)	82,300	1,720,070
	Transocean Ltd. (a)	14,100	1,205,973
Energy Equipment & Services Total			3,903,665
Oil, Gas & Consumable Fuels — 15.0%
	Alpha Natural Resources, Inc. (a)	16,300	572,130
	Apache Corp.	18,100	1,662,123
	Chevron Corp.	23,800	1,676,234
	EOG Resources, Inc.	18,200	1,519,882
	Exxon Mobil Corp.	57,494	3,944,663
	Marathon Oil Corp.	28,500	909,150
	Newfield Exploration Co. (a)	29,000	1,234,240
	Occidental Petroleum Corp.	35,500	2,783,200
	Petroleo Brasileiro SA, ADR	13,300	610,470
	Williams Companies, Inc.	78,600	1,404,582
Oil, Gas & Consumable Fuels Total			16,316,674
ENERGY TOTAL			20,220,339
FINANCIALS — 25.4%
Capital Markets — 3.9%
	Goldman Sachs Group, Inc.	17,400	3,207,690
	Morgan Stanley	34,800	1,074,624
Capital Markets Total			4,282,314
Commercial Banks — 8.7%
	Bank of New York Mellon Corp.	40,700	1,179,893
	BB&T Corp.	44,500	1,212,180
	Fifth Third Bancorp.	81,100	821,543
	PNC Financial Services Group, Inc.	21,690	1,053,917
	U.S. Bancorp	102,946	2,250,399
	Wells Fargo & Co.	83,910	2,364,584
	Zions Bancorporation	28,500	512,145
Commercial Banks Total			9,394,661
Diversified Financial Services — 5.8%
	American Express Co.	31,900	1,081,410
	JPMorgan Chase & Co.	119,692	5,244,903
Diversified Financial Services Total			6,326,313
Insurance — 4.7%
	ACE Ltd.	23,003	1,229,741
	AON Corp.	20,500	834,145
	Axis Capital Holdings Ltd.	39,200	1,183,056

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Marsh & McLennan Companies, Inc.	25,400	628,142
	Prudential Financial, Inc.	23,798	1,187,758
Insurance Total			5,062,842
Real Estate Investment Trusts (REITs) — 2.3%
	Plum Creek Timber Co., Inc.	20,300	621,992
	Rayonier, Inc.	20,600	842,746
	Simon Property Group, Inc.	15,071	1,046,380
Real Estate Investment Trusts (REITs) Total			2,511,118
FINANCIALS TOTAL			27,577,248
HEALTH CARE — 8.4%
Biotechnology — 0.8%
	Amgen, Inc. (a)	14,600	879,358
Biotechnology Total			879,358
Health Care Equipment & Supplies — 0.9%
	Boston Scientific Corp. (a)	95,100	1,007,109
Health Care Equipment & Supplies Total			1,007,109
Health Care Providers & Services — 1.2%
	Medco Health Solutions, Inc. (a)	24,000	1,327,440
Health Care Providers & Services Total			1,327,440
Life Sciences Tools & Services — 2.3%
	Life Technologies Corp. (a)	26,000	1,210,300
	Thermo Fisher Scientific, Inc. (a)	29,800	1,301,366
Life Sciences Tools & Services Total			2,511,666
Pharmaceuticals — 3.2%
	Johnson & Johnson	16,600	1,010,774
	Pfizer, Inc.	98,600	1,631,830
	Schering-Plough Corp.	28,700	810,775
Pharmaceuticals Total			3,453,379
HEALTH CARE TOTAL			9,178,952
INDUSTRIALS — 8.6%
Aerospace & Defense — 4.0%
	Goodrich Corp.	18,300	994,422
	Honeywell International, Inc.	30,300	1,125,645
	L-3 Communications Holdings, Inc.	8,200	658,624
	United Technologies Corp.	26,330	1,604,287
Aerospace & Defense Total			4,382,978
Construction & Engineering — 1.1%
	KBR, Inc.	48,700	1,134,223
Construction & Engineering Total			1,134,223

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 1.6%
	General Electric Co.	107,227	1,760,667
Industrial Conglomerates Total			1,760,667
Machinery — 1.4%
	Eaton Corp.	10,700	605,513
	Navistar International Corp. (a)	16,019	599,431
	PACCAR, Inc.	7,400	279,054
Machinery Total			1,483,998
Professional Services — 0.5%
	Manpower, Inc.	9,700	550,087
Professional Services Total			550,087
INDUSTRIALS TOTAL			9,311,953
INFORMATION TECHNOLOGY — 7.5%
Computers & Peripherals — 3.2%
	EMC Corp. (a)	123,100	2,097,624
	International Business Machines Corp.	11,200	1,339,632
Computers & Peripherals Total			3,437,256
Semiconductors & Semiconductor Equipment — 3.6%
	Intel Corp.	33,100	647,767
	Intersil Corp., Class A	34,000	520,540
	KLA-Tencor Corp.	32,400	1,161,864
	Lam Research Corp. (a)	28,932	988,317
	Texas Instruments, Inc.	27,400	649,106
Semiconductors & Semiconductor Equipment Total			3,967,594
Software — 0.7%
	BMC Software, Inc. (a)	20,700	776,871
Software Total			776,871
INFORMATION TECHNOLOGY TOTAL			8,181,721
MATERIALS — 5.5%
Chemicals — 1.5%
	Monsanto Co.	15,600	1,207,440
	Potash Corp. of Saskatchewan, Inc.	4,700	424,598
Chemicals Total			1,632,038
Metals & Mining — 2.9%
	Freeport-McMoRan Copper & Gold, Inc.	4,900	336,189
	Nucor Corp.	26,000	1,222,260
	United States Steel Corp.	35,700	1,584,009
Metals & Mining Total			3,142,458

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 1.1%
	Weyerhaeuser Co.	32,600	1,194,790
Paper & Forest Products Total			1,194,790
MATERIALS TOTAL			5,969,286
TELECOMMUNICATION SERVICES — 2.9%
Diversified Telecommunication Services — 2.9%
	AT&T, Inc.	84,584	2,284,614
	Verizon Communications, Inc.	28,345	858,003
Diversified Telecommunication Services Total			3,142,617
TELECOMMUNICATION SERVICES TOTAL			3,142,617
UTILITIES — 5.4%
Electric Utilities — 3.2%
	American Electric Power Co., Inc.	32,700	1,013,373
	Exelon Corp.	11,700	580,554
	FPL Group, Inc.	26,300	1,452,549
	Northeast Utilities	16,637	394,962
Electric Utilities Total			3,441,438
Independent Power Producers & Energy Traders — 0.3%
	AES Corp. (a)	22,083	327,270
Independent Power Producers & Energy Traders Total			327,270
Multi-Utilities — 1.9%
	PG&E Corp.	33,430	1,353,581
	Wisconsin Energy Corp.	15,700	709,169
Multi-Utilities Total			2,062,750
UTILITIES TOTAL			5,831,458

	Total Common Stocks (cost of $87,526,526)		105,855,386
Convertible Preferred Stocks — 1.8%
HEALTH CARE — 0.8%
Pharmaceuticals — 0.8%
	Schering-Plough Corp., 6.000%	3,400	825,180
Pharmaceuticals Total			825,180
HEALTH CARE TOTAL			825,180
MATERIALS — 1.0%
Metals & Mining — 1.0%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	10,800	1,112,400
Metals & Mining Total			1,112,400
MATERIALS TOTAL			1,112,400

	Total Convertible Preferred Stocks (cost of $1,349,576)		1,937,580

5

		Par ($)	Value ($)
Short-Term Obligation — 1.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Treasury obligation maturing 02/29/16, market value $1,425,600 (repurchase proceeds $1,395,000)	1,395,000	1,395,000

	Total Short-Term Obligation (cost of $1,395,000)		1,395,000

	Total Investments — 100.5% (cost of $90,271,102)(b)(c)		109,187,966

	Other Assets & Liabilities, Net — (0.5)%		(569,893)

	Net Assets — 100.0%		108,618,073

6

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$9,431,192	$—	$—	$9,431,192
Consumer Staples	7,010,620	—	—	7,010,620
Energy	20,220,339	—	—	20,220,339
Financials	27,577,248	—	—	27,577,248
Health Care	9,178,952	—	—	9,178,952
Industrials	9,311,953	—	—	9,311,953
Information Technology	8,181,721	—	—	8,181,721
Materials	5,969,286	—	—	5,969,286
Telecommunication Services	3,142,617	—	—	3,142,617
Utilities	5,831,458	—	—	5,831,458
Total Common Stocks	105,855,386	—	—	105,855,386
Total Convertible Preferred Stocks	1,937,580	—	—	1,937,580
Total Short-Term Obligation	—	1,395,000	—	1,395,000
Total Investments	$107,792,966	$1,395,000	$—	$109,187,966

7

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $90,271,102.

(c)	Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$21,835,849	$(2,918,985)	$18,916,864

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Mid Cap Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 99.2%
CONSUMER DISCRETIONARY — 14.3%
Auto Components — 1.4%
	BorgWarner, Inc.	3,800	114,988
	Johnson Controls, Inc.	5,343	136,567
Auto Components Total			251,555
Distributors — 0.7%
	Genuine Parts Co.	3,400	129,404
Distributors Total			129,404
Hotels, Restaurants & Leisure — 3.9%
	International Game Technology	6,200	133,176
	Royal Caribbean Cruises Ltd. (a)	11,850	285,348
	Starwood Hotels & Resorts Worldwide, Inc.	8,500	280,755
Hotels, Restaurants & Leisure Total			699,279
Household Durables — 0.8%
	D.R. Horton, Inc.	12,100	138,061
Household Durables Total			138,061
Leisure Equipment & Products — 0.9%
	Hasbro, Inc.	6,150	170,663
Leisure Equipment & Products Total			170,663
Multiline Retail — 3.4%
	J.C. Penney Co., Inc.	10,500	354,375
	Nordstrom, Inc.	8,900	271,806
Multiline Retail Total			626,181
Specialty Retail — 2.1%
	American Eagle Outfitters, Inc.	11,300	190,518
	Foot Locker, Inc.	15,900	190,005
Specialty Retail Total			380,523
Textiles, Apparel & Luxury Goods — 1.1%
	Polo Ralph Lauren Corp.	2,600	199,212
Textiles, Apparel & Luxury Goods Total			199,212
CONSUMER DISCRETIONARY TOTAL			2,594,878
CONSUMER STAPLES — 6.6%
Beverages — 1.2%
	Fomento Economico Mexicano SAB de CV, ADR	5,950	226,398
Beverages Total			226,398
Food Products — 3.2%
	Corn Products International, Inc.	3,200	91,264
	Dean Foods Co. (a)	7,950	141,430
	Hershey Co.	3,050	118,523

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	J.M. Smucker Co.	4,200	222,642
Food Products Total			573,859
Household Products — 0.7%
	Clorox Co.	2,050	120,581
Household Products Total			120,581
Personal Products — 1.5%
	Avon Products, Inc.	5,050	171,498
	Estee Lauder Companies, Inc., Class A	2,800	103,824
Personal Products Total			275,322
CONSUMER STAPLES TOTAL			1,196,160
ENERGY — 8.6%
Energy Equipment & Services — 3.0%
	National Oilwell Varco, Inc. (a)	3,250	140,173
	Noble Corp.	5,600	212,576
	Pride International, Inc. (a)	6,300	191,772
Energy Equipment & Services Total			544,521
Oil, Gas & Consumable Fuels — 5.6%
	Alpha Natural Resources, Inc. (a)	2,700	94,770
	Cabot Oil & Gas Corp.	5,800	207,350
	Newfield Exploration Co. (a)	3,650	155,344
	Peabody Energy Corp.	7,429	276,507
	Williams Companies, Inc.	15,500	276,985
Oil, Gas & Consumable Fuels Total			1,010,956
ENERGY TOTAL			1,555,477
FINANCIALS — 27.8%
Capital Markets — 2.6%
	Ameriprise Financial, Inc.	10,500	381,465
	Greenhill & Co., Inc.	965	86,445
Capital Markets Total			467,910
Commercial Banks — 9.8%
	BB&T Corp.	9,700	264,228
	City National Corp.	4,250	165,452
	Comerica, Inc.	8,200	243,294
	Cullen/Frost Bankers, Inc.	5,600	289,184
	Fifth Third Bancorp.	15,000	151,950
	SVB Financial Group (a)	6,361	275,240
	TCF Financial Corp.	19,700	256,888
	Zions Bancorporation	7,150	128,486
Commercial Banks Total			1,774,722

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 1.3%
	Discover Financial Services	14,360	233,063
Consumer Finance Total			233,063
Insurance — 6.4%
	ACE Ltd. (a)	4,736	253,186
	Aon Corp.	2,600	105,794
	Axis Capital Holdings Ltd.	5,700	172,026
	Prudential Financial, Inc.	5,359	267,468
	Reinsurance Group of America, Inc.	8,000	356,800
Insurance Total			1,155,274
Real Estate Investment Trusts (REITs) — 7.7%
	Alexandria Real Estate Equities, Inc.	2,900	157,615
	Boston Properties, Inc.	2,300	150,765
	Equity Residential Property Trust	3,700	113,590
	Host Hotels & Resorts, Inc.	14,300	168,311
	Plum Creek Timber Co., Inc.	6,100	186,904
	ProLogis	6,650	79,268
	Rayonier, Inc.	6,500	265,915
	Simon Property Group, Inc.	2,445	169,756
	Vornado Realty Trust	1,782	114,779
Real Estate Investment Trusts (REITs) Total			1,406,903
FINANCIALS TOTAL			5,037,872
HEALTH CARE — 5.7%
Health Care Equipment & Supplies — 3.9%
	Beckman Coulter, Inc.	2,750	189,585
	Cooper Companies, Inc.	3,500	104,055
	Hospira, Inc. (a)	5,100	227,460
	Teleflex, Inc.	3,800	183,578
Health Care Equipment & Supplies Total			704,678
Health Care Providers & Services — 1.8%
	AmerisourceBergen Corp.	7,200	161,136
	Community Health Systems, Inc. (a)	5,100	162,843
Health Care Providers & Services Total			323,979
HEALTH CARE TOTAL			1,028,657
INDUSTRIALS — 10.9%
Aerospace & Defense — 3.4%
	AerCap Holdings NV (a)	12,700	115,189
	Alliant Techsystems, Inc. (a)	1,100	85,635

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	L-3 Communications Holdings, Inc.	2,950	236,944
	Spirit Aerosystems Holdings, Inc., Class A (a)	9,696	175,110
Aerospace & Defense Total			612,878
Airlines — 0.5%
	Delta Air Lines, Inc. (a)	10,700	95,872
Airlines Total			95,872
Electrical Equipment — 1.0%
	Cooper Industries PLC, Class A	4,650	174,700
Electrical Equipment Total			174,700
Machinery — 4.6%
	Harsco Corp.	4,450	157,574
	Kennametal, Inc.	5,700	140,277
	Navistar International Corp. (a)	3,000	112,260
	Parker Hannifin Corp.	3,950	204,768
	Stanley Works	5,400	230,526
Machinery Total			845,405
Marine — 0.6%
	Alexander & Baldwin, Inc.	3,250	104,293
Marine Total			104,293
Professional Services — 0.8%
	Manpower, Inc.	2,600	147,446
Professional Services Total			147,446
INDUSTRIALS TOTAL			1,980,594
INFORMATION TECHNOLOGY — 8.7%
Communications Equipment — 0.5%
	CommScope, Inc. (a)	3,100	92,783
Communications Equipment Total			92,783
Computers & Peripherals — 1.8%
	Diebold, Inc.	4,600	151,478
	NCR Corp. (a)	12,150	167,913
Computers & Peripherals Total			319,391
Electronic Equipment, Instruments & Components — 2.4%
	Agilent Technologies, Inc. (a)	4,150	115,495
	Arrow Electronics, Inc. (a)	6,550	184,382
	Mettler-Toledo International, Inc. (a)	1,375	124,561
Electronic Equipment, Instruments & Components Total			424,438
Internet Software & Services — 0.5%
	VeriSign, Inc. (a)	4,100	97,129
Internet Software & Services Total			97,129

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 1.7%
	Atmel Corp. (a)	8,500	35,615
	Intersil Corp., Class A	5,968	91,370
	Lam Research Corp. (a)	3,114	106,374
	Verigy Ltd. (a)	6,963	80,910
Semiconductors & Semiconductor Equipment Total			314,269
Software — 1.8%
	Citrix Systems, Inc. (a)	5,900	231,457
	Synopsys, Inc. (a)	4,400	98,648
Software Total			330,105
INFORMATION TECHNOLOGY TOTAL			1,578,115
MATERIALS — 7.8%
Chemicals — 3.1%
	Air Products & Chemicals, Inc.	2,600	201,708
	Albemarle Corp.	4,800	166,080
	PPG Industries, Inc.	3,550	206,646
Chemicals Total			574,434
Containers & Packaging — 1.8%
	Crown Holdings, Inc. (a)	5,600	152,320
	Packaging Corp. of America	8,750	178,500
Containers & Packaging Total			330,820
Metals & Mining — 1.4%
	United States Steel Corp.	5,600	248,472
Metals & Mining Total			248,472
Paper & Forest Products — 1.5%
	Weyerhaeuser Co.	7,300	267,545
Paper & Forest Products Total			267,545
MATERIALS TOTAL			1,421,271
UTILITIES — 8.8%
Electric Utilities — 2.2%
	American Electric Power Co., Inc.	4,200	130,158
	FPL Group, Inc.	2,850	157,406
	Northeast Utilities	4,900	116,326
Electric Utilities Total			403,890
Independent Power Producers & Energy Traders — 0.3%
	AES Corp. (a)	3,642	53,974
Independent Power Producers & Energy Traders Total			53,974
Multi-Utilities — 6.3%
	PG&E Corp.	5,850	236,867
	Public Service Enterprise Group, Inc.	5,500	172,920

5

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	Sempra Energy	5,600	278,936
	Wisconsin Energy Corp.	4,900	221,333
	Xcel Energy, Inc.	11,500	221,260
Multi-Utilities Total			1,131,316
UTILITIES TOTAL			1,589,180

	Total Common Stocks (cost of $16,220,335)		17,982,204
Convertible Preferred Stock — 0.5%
MATERIALS — 0.5%
Metals & Mining — 0.5%
	Freeport-McMoRan Copper & Gold, Inc., 6.750% 05/01/10	900	92,700
Metals & Mining Total			92,700
MATERIALS TOTAL			92,700

	Total Convertible Preferred Stock (cost of $35,528)		92,700
Investment Company — 0.4%
	iShares Russell Midcap Value Index Fund	2,100	74,382

	Total Investment Company (cost of $59,661)		74,382

		Par ($)
Convertible Bond — 0.3%
FINANCIALS — 0.3%
Real Estate Investment Trusts (REITs) — 0.3%
Vornado Realty Trust
	3.625% 11/15/26	57,000	55,361
Real Estate Investment Trusts (REITs) Total			55,361
FINANCIALS TOTAL			55,361

	Total Convertible Bond (cost of $45,470)		55,361
Short-Term Obligation — 1.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Treasury obligation maturing 03/31/16, market value $286,519 (repurchase proceeds $279,000)	279,000	279,000

	Total Short-Term Obligation (cost of $279,000)		279,000

6

Value ($)
Total Investments — 101.9% (cost of $16,639,994)(b)(c)	18,483,647

Other Assets & Liabilities, Net — (1.9)%	(350,822)

Net Assets — 100.0%	18,132,825

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$2,594,878	$—	$—	$2,594,878
Consumer Staples	1,196,160	—	—	1,196,160
Energy	1,555,477	—	—	1,555,477
Financials	5,037,872	—	—	5,037,872
Health Care	1,028,657	—	—	1,028,657
Industrials	1,980,594	—	—	1,980,594
Information Technology	1,578,115	—	—	1,578,115
Materials	1,421,271	—	—	1,421,271
Utilities	1,589,180	—	—	1,589,180
Total Common Stocks	17,982,204	—	—	17,982,204
Total Convertible Preferred Stock	92,700	—	—	92,700
Total Convertible Bond	—	55,361	—	55,361
Total Investment Company	74,382	—	—	74,382
Total Short-Term Obligation	—	279,000	—	279,000
Total Investments	$18,149,286	$334,361	$—	$18,483,647

	(a)	Non-income producing security.

	(b)	Cost for federal income tax purposes is $16,639,994.

	(c)	Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes was:

		Unrealized	Unrealized	Net Unrealized
		Appreciation	Depreciation	Appreciation
		$3,324,032	$(1,480,379)	$1,843,653

	Acronym	Name

	ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Money Market Fund, Variable Series

		Par ($)	Value ($)*
Certificates of Deposit — 49.3%
Banco Bilbao Vizcaya Argentaria/NY
	0.270% 01/29/10	1,000,000	1,000,000
	0.310% 01/21/10	1,000,000	1,000,000
	0.315% 01/21/10	1,000,000	1,000,093
	0.395% 10/01/09	1,500,000	1,500,000
Bank of Montreal
	0.250% 12/18/09	1,000,000	1,000,000
Bank of Tokyo Mitsubishi Ltd. NY
	0.340% 11/06/09	1,000,000	1,000,000
	0.340% 11/09/09	1,000,000	1,000,000
	0.350% 11/20/09	1,000,000	1,000,000
Barclays Bank PLC
	0.330% 10/29/09	2,000,000	2,000,000
	0.340% 11/02/09	2,000,000	2,000,000
	0.590% 03/05/10	2,000,000	2,000,000
BNP Paribas
	0.460% 01/22/10	3,000,000	3,000,000
	0.650% 11/20/09	1,000,000	1,000,000
	0.750% 11/13/09	2,000,000	2,000,000
Credit Agricole SA
	0.350% 10/20/09	1,000,000	1,000,005
	0.360% 10/01/09	1,000,000	1,000,000
	0.370% 11/20/09	1,000,000	1,000,000
	0.500% 10/08/09	4,000,000	4,000,000
Credit Industriel et Commercial
	0.380% 12/18/09	2,000,000	2,000,000
	0.390% 12/16/09	2,000,000	2,000,021
Lloyds TSB Bank PLC/New York
	0.465% 10/19/09	3,000,000	3,000,008
National Australia Bank Ltd.
	0.320% 11/30/09	1,000,000	1,000,000
	0.370% 11/10/09	3,000,000	3,000,000
	0.400% 02/05/10	1,000,000	1,000,000
	0.430% 01/12/10	1,000,000	1,000,000
Rabobank Nederland NV/NY
	0.360% 11/09/09	2,000,000	2,000,108
	0.510% 12/22/09	2,000,000	2,000,000
Royal Bank of Scotland PLC/Greenwich CT
	0.240% 11/05/09	1,000,000	1,000,000
	0.250% 10/30/09	1,000,000	1,000,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Societe Generale NY
	0.260% 12/30/09	1,000,000	1,000,000
	0.420% 11/10/09	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp./New York
	0.300% 12/01/09	4,000,000	4,000,000
Svenska Handelsbanken/New York NY
	0.310% 10/22/09	2,000,000	2,000,000
	0.320% 10/19/09	1,000,000	1,000,000
Toronto Dominion Bank/NY
	0.330% 11/17/09	1,000,000	1,000,000
	0.330% 03/18/10	1,000,000	1,000,093
	0.450% 01/07/10	1,000,000	1,000,000
UBS AG/Stamford Branch
	0.390% 11/25/09	2,000,000	2,000,000
	0.420% 11/25/09	1,000,000	1,000,000
	0.475% 11/23/09	1,500,000	1,500,000
	0.500% 11/16/09	2,000,000	2,000,000

	Total Certificates of Deposit (cost of $67,000,328)		67,000,328
Commercial Paper — 27.9%
Atlantic Asset Securitization LLC
	0.210% 10/08/09 (a)	2,000,000	1,999,918
Atlantis One Funding Corp.
	0.260% 12/07/09 (a)	2,000,000	1,999,032
Barton Capital Corp.
	0.320% 10/07/09 (a)	1,000,000	999,947
	0.330% 10/06/09 (a)	1,000,000	999,954
Cancara Asset Securitization LLC
	0.320% 01/04/10 (a)	2,000,000	1,998,311
Citigroup Funding, Inc.
	0.370% 10/06/09	2,000,000	1,999,897
Danske Corp.
	0.230% 10/26/09 (a)	1,000,000	999,840
Edison Asset Securitization LLC
	0.250% 12/16/09 (a)	1,000,000	999,472
	0.260% 11/24/09 (a)	2,000,000	1,999,220
	0.260% 12/01/09 (a)	1,000,000	999,559
Gemini Securitization Corp. LLC
	0.300% 10/27/09 (a)	1,000,000	999,783
General Electric Capital Corp.
	0.320% 10/22/09	5,000,000	4,999,067
Grampian Funding LLC
	0.500% 11/30/09 (a)	1,000,000	999,167

2

		Par ($)	Value ($)*
Commercial Paper — (continued)
ING US Funding LLC
	0.320% 11/10/09	1,000,000	999,644
JPMorgan Chase Funding, Inc.
	0.500% 10/19/09 (a)	3,000,000	2,999,250
Jupiter Securitization Co. LLC
	0.200% 10/16/09 (a)	1,000,000	999,917
Liberty Street Funding LLC
	0.240% 12/15/09 (a)	1,000,000	999,500
	0.300% 11/05/09 (a)	1,000,000	999,708
LMA Americas LLC
	0.230% 10/23/09 (a)	1,000,000	999,860
Sheffield Receivables Corp.
	0.300% 11/06/09 (a)	1,000,000	999,700
	0.330% 10/02/09 (a)	1,000,000	999,991
Straight-A Funding LLC
	0.270% 10/26/09 (a)	1,000,000	999,813
Thames Asset Global Securitization, Inc.
	0.220% 10/23/09 (a)	1,000,000	999,866
Toyota Motor Credit Corp.
	0.300% 11/05/09	1,000,000	999,708
	0.300% 11/06/09	1,000,000	999,700
Tulip Funding Corp.
	0.220% 10/28/09 (a)	1,000,000	999,835
Wachovia Bank N.A.
	0.510% 11/27/09	1,000,000	999,193

	Total Commercial Paper (cost of $37,988,852)		37,988,852
Government & Agency Obligations — 11.6%
U.S. Government Agencies — 7.9%
Federal Farm Credit Bank
	0.420% 07/20/11 (10/20/09) (b)(c)	1,000,000	999,988
Federal Home Loan Bank
	0.150% 10/21/09 (d)	1,000,000	999,916
	0.268% 11/05/10 (11/07/09) (b)(c)	1,000,000	999,671
	0.510% 01/12/10 (d)	1,000,000	998,541
Federal Home Loan Mortgage Corp.
	0.343% 02/01/11 (11/01/09) (b)(c)	2,000,000	2,000,433
	0.379% 03/09/11 (12/09/09) (b)(c)	3,000,000	3,009,544
	0.609% 04/07/11 (10/07/09) (b)(c)	1,800,000	1,800,665
U.S. GOVERNMENT AGENCIES TOTAL			10,808,758

3

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Obligations — 3.7%
U.S. Treasury Bills
	0.170% 10/29/09	1,000,000	999,868
	0.285% 12/17/09	1,000,000	999,391
	0.370% 10/01/09	1,000,000	1,000,000
	0.420% 10/08/09	1,000,000	999,918
	3.250% 12/31/09	1,000,000	1,007,117
U.S. GOVERNMENT OBLIGATIONS TOTAL			5,006,294

	Total Government & Agency Obligations (cost of $15,815,052)		15,815,052
Municipal Bonds — 2.1%
CONNECTICUT — 1.3%
CT Housing Finance Authority
	Series 2008 A5,
	SPA: JPMorgan Chase Bank
	0.350% 11/15/38 (c)	1,800,000	1,800,000
CONNECTICUT TOTAL			1,800,000
MARYLAND — 0.8%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.450% 01/01/26 (c)	1,000,000	1,000,000
MARYLAND TOTAL			1,000,000

	Total Municipal Bonds (cost of $2,800,000)		2,800,000
REPURCHASE AGREEMENTS — 8.5%
	Repurchase agreement with BNP Paribas, dated 09/30/09, due 10/01/09 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/39, market value $6,725,880 (repurchase proceeds $6,594,013)	6,594,000	6,594,000

	Repurchase agreement with Deutsche Bank Securities, dated 09/30/09, due 10/01/09 at 0.300%, collateralized by a corporate bond maturing 04/15/15, market value $1,050,001 (repurchase proceeds $1,000,008)	1,000,000	1,000,000

	Repurchase agreement with Greenwich Capital, dated 09/30/09, due 10/01/09 at 0.300%, collateralized by a corporate bond maturing 10/21/09, market value $1,033,674 (repurchase proceeds $1,000,008)	1,000,000	1,000,000

	Repurchase agreement with JPMorgan Chase Bank, dated 09/30/09, due 10/01/09 at 0.250%, collateralized by a corporate bond maturing 11/05/09, market value $1,034,741 (repurchase proceeds $1,000,007)	1,000,000	1,000,000

4

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Royal Bank of Canada, dated 09/30/09, due 10/01/09 at 0.250%, collateralized by a corporate bond maturing 09/15/14, market value $2,100,000 (repurchase proceeds $2,000,014)	2,000,000	2,000,000

	Total Repurchase Agreements (cost of $11,594,000)		11,594,000

	Total Investments — 99.4% (cost of $135,198,232)(e)		135,198,232

	Other Assets & Liabilities, Net — 0.6%		850,928

	Net Assets — 100.0%		136,049,160

Notes to Investment Portfolio:
*

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purpose of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of September 30, 2009.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid, amounted to $26,991,643, which represents 19.8% of net assets.

5

(b)	Parenthetical date represents the effective maturity date for this security.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(d)	The rate shown represents the discount rate at the date of purchase.

(e)	Cost for federal income tax purposes is $135,198,232.

Acronym	Name

LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia S&P 500 ® Index Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 101.0%
CONSUMER DISCRETIONARY — 9.2%
Auto Components — 0.2%
	Goodyear Tire & Rubber Co. (a)	604	10,286
	Johnson Controls, Inc.	1,502	38,391
Auto Components Total			48,677
Automobiles — 0.3%
	Ford Motor Co. (a)	8,138	58,675
	Harley-Davidson, Inc.	586	13,478
Automobiles Total			72,153
Distributors — 0.1%
	Genuine Parts Co.	399	15,186
Distributors Total			15,186
Diversified Consumer Services — 0.2%
	Apollo Group, Inc., Class A (a)	329	24,238
	DeVry, Inc.	150	8,298
	H&R Block, Inc.	856	15,733
Diversified Consumer Services Total			48,269
Hotels, Restaurants & Leisure — 1.5%
	Carnival Corp.	1,108	36,874
	Darden Restaurants, Inc.	361	12,321
	International Game Technology	756	16,239
	Marriott International, Inc., Class A	634	17,492
	McDonald’s Corp.	2,744	156,600
	Starbucks Corp. (a)	1,872	38,657
	Starwood Hotels & Resorts Worldwide, Inc.	463	15,293
	Wyndham Worldwide Corp.	450	7,344
	Wynn Resorts Ltd. (a)	165	11,697
	Yum! Brands, Inc.	1,172	39,566
Hotels, Restaurants & Leisure Total			352,083
Household Durables — 0.4%
	Black & Decker Corp.	147	6,805
	D.R. Horton, Inc.	705	8,044
	Fortune Brands, Inc.	374	16,075
	Harman International Industries, Inc.	163	5,522
	KB Home	188	3,123
	Leggett & Platt, Inc.	391	7,585
	Lennar Corp., Class A	398	5,671
	Newell Rubbermaid, Inc.	705	11,061
	Pulte Homes, Inc.	805	8,847

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Whirlpool Corp.	185	12,943
Household Durables Total			85,676
Internet & Catalog Retail — 0.4%
	Amazon.com, Inc. (a)	830	77,489
	Expedia, Inc. (a)	544	13,029
Internet & Catalog Retail Total			90,518
Leisure Equipment & Products — 0.1%
	Eastman Kodak Co.	683	3,265
	Hasbro, Inc.	327	9,074
	Mattel, Inc.	912	16,835
Leisure Equipment & Products Total			29,174
Media — 2.7%
	CBS Corp., Class B	1,717	20,690
	Comcast Corp., Class A	7,252	122,486
	DIRECTV Group, Inc. (a)	1,143	31,524
	Gannett Co., Inc.	595	7,443
	Interpublic Group of Companies, Inc. (a)	1,220	9,174
	McGraw-Hill Companies, Inc.	785	19,735
	Meredith Corp.	102	3,054
	New York Times Co., Class A	280	2,274
	News Corp., Class A	5,690	68,223
	Omnicom Group, Inc.	779	28,776
	Scripps Networks Interactive Inc., Class A	231	8,536
	Time Warner Cable, Inc.	900	38,781
	Time Warner, Inc.	2,999	86,311
	Viacom, Inc., Class B (a)	1,538	43,126
	Walt Disney Co.	4,689	128,760
	Washington Post Co., Class B	18	8,425
Media Total			627,318
Multiline Retail — 0.9%
	Big Lots, Inc. (a)	208	5,204
	Family Dollar Stores, Inc.	343	9,055
	J.C. Penney Co., Inc.	602	20,318
	Kohl’s Corp. (a)	761	43,415
	Macy’s, Inc.	1,060	19,387
	Nordstrom, Inc.	427	13,041
	Sears Holdings Corp. (a)	128	8,360
	Target Corp.	1,899	88,645
Multiline Retail Total			207,425

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — 1.9%
	Abercrombie & Fitch Co., Class A	223	7,332
	AutoNation, Inc. (a)	229	4,140
	Autozone, Inc. (a)	84	12,283
	Bed Bath & Beyond, Inc. (a)	656	24,626
	Best Buy Co., Inc.	855	32,080
	GameStop Corp., Class A (a)	413	10,932
	Gap, Inc.	1,215	26,001
	Home Depot, Inc.	4,307	114,739
	Limited Brands, Inc.	665	11,298
	Lowe’s Companies, Inc.	3,733	78,169
	O’Reilly Automotive, Inc. (a)	350	12,649
	Office Depot, Inc. (a)	699	4,627
	RadioShack Corp.	328	5,435
	Sherwin-Williams Co.	252	15,160
	Staples, Inc.	1,814	42,121
	Tiffany & Co.	322	12,407
	TJX Companies, Inc.	1,076	39,974
Specialty Retail Total			453,973
Textiles, Apparel & Luxury Goods — 0.5%
	Coach, Inc.	807	26,566
	NIKE, Inc., Class B	991	64,118
	Polo Ralph Lauren Corp.	158	12,106
	V.F. Corp.	223	16,152
Textiles, Apparel & Luxury Goods Total			118,942
CONSUMER DISCRETIONARY TOTAL			2,149,394
CONSUMER STAPLES — 11.7%
Beverages — 2.7%
	Brown-Forman Corp., Class B	275	13,261
	Coca-Cola Co.	5,843	313,769
	Coca-Cola Enterprises, Inc.	793	16,978
	Constellation Brands, Inc., Class A (a)	499	7,560
	Dr Pepper Snapple Group, Inc. (a)	641	18,429
	Molson Coors Brewing Co., Class B	396	19,277
	Pepsi Bottling Group, Inc.	359	13,082
	PepsiCo, Inc.	3,943	231,296
Beverages Total			633,652
Food & Staples Retailing — 2.9%
	Costco Wholesale Corp.	1,097	61,937
	CVS Caremark Corp.	3,633	129,843
	Kroger Co.	1,643	33,912

3

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Safeway, Inc.	1,059	20,883
	SUPERVALU, Inc.	524	7,891
	Sysco Corp.	1,487	36,952
	Wal-Mart Stores, Inc.	5,457	267,884
	Walgreen Co.	2,510	94,050
	Whole Foods Market, Inc. (a)	345	10,519
Food & Staples Retailing Total			663,871
Food Products — 1.7%
	Archer-Daniels-Midland Co.	1,612	47,103
	Campbell Soup Co.	477	15,560
	ConAgra Foods, Inc.	1,111	24,087
	Dean Foods Co. (a)	461	8,201
	General Mills, Inc.	825	53,114
	H.J. Heinz Co.	789	31,363
	Hershey Co.	420	16,321
	Hormel Foods Corp.	170	6,038
	J.M. Smucker Co.	309	16,380
	Kellogg Co.	636	31,310
	Kraft Foods, Inc., Class A	3,723	97,803
	McCormick & Co., Inc. Non-Voting Shares	342	11,607
	Sara Lee Corp.	1,761	19,618
	Tyson Foods, Inc., Class A	778	9,826
Food Products Total			388,331
Household Products — 2.6%
	Clorox Co.	344	20,234
	Colgate-Palmolive Co.	1,262	96,265
	Kimberly-Clark Corp.	1,044	61,575
	Procter & Gamble Co.	7,367	426,697
Household Products Total			604,771
Personal Products — 0.2%
	Avon Products, Inc.	1,080	36,677
	Estee Lauder Companies, Inc., Class A	300	11,124
Personal Products Total			47,801
Tobacco — 1.6%
	Altria Group, Inc.	5,231	93,164
	Lorillard, Inc.	425	31,577
	Philip Morris International, Inc.	4,881	237,900

4

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Reynolds American, Inc.	428	19,055
Tobacco Total			381,696
CONSUMER STAPLES TOTAL			2,720,122
ENERGY — 11.8%
Energy Equipment & Services — 1.9%
	Baker Hughes, Inc.	772	32,934
	BJ Services Co.	726	14,106
	Cameron International Corp. (a)	564	21,330
	Diamond Offshore Drilling, Inc.	170	16,238
	ENSCO International, Inc.	349	14,846
	FMC Technologies, Inc. (a)	300	15,672
	Halliburton Co.	2,280	61,834
	Nabors Industries Ltd. (a)	724	15,132
	National Oilwell Varco, Inc. (a)	1,055	45,502
	Rowan Companies, Inc.	294	6,783
	Schlumberger Ltd.	3,025	180,290
	Smith International, Inc.	569	16,330
Energy Equipment & Services Total			440,997
Oil, Gas & Consumable Fuels — 9.9%
	Anadarko Petroleum Corp.	1,247	78,224
	Apache Corp.	845	77,596
	Cabot Oil & Gas Corp.	266	9,509
	Chesapeake Energy Corp.	1,613	45,809
	Chevron Corp.	5,056	356,094
	ConocoPhillips	3,754	169,531
	CONSOL Energy, Inc.	462	20,841
	Denbury Resources, Inc. (a)	625	9,456
	Devon Energy Corp.	1,128	75,948
	El Paso Corp.	1,770	18,266
	EOG Resources, Inc.	631	52,695
	Exxon Mobil Corp. (b)	12,143	833,131
	Hess Corp.	728	38,919
	Marathon Oil Corp.	1,798	57,356
	Massey Energy Co.	215	5,996
	Murphy Oil Corp.	489	28,152
	Noble Energy, Inc.	436	28,759
	Occidental Petroleum Corp.	2,038	159,779
	Peabody Energy Corp.	680	25,310
	Pioneer Natural Resources Co.	299	10,851
	Range Resources Corp.	389	19,201
	Southwestern Energy Co. (a)	871	37,174

5

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Spectra Energy Corp.	1,640	31,062
	Sunoco, Inc.	306	8,706
	Tesoro Corp.	363	5,438
	Valero Energy Corp.	1,433	27,786
	Williams Companies, Inc.	1,461	26,108
	XTO Energy, Inc.	1,461	60,369
Oil, Gas & Consumable Fuels Total			2,318,066
ENERGY TOTAL			2,759,063
FINANCIALS — 15.4%
Capital Markets — 2.7%
	Ameriprise Financial, Inc.	642	23,324
	Charles Schwab Corp.	2,396	45,883
	E*TRADE Financial Corp. (a)	2,340	4,095
	Federated Investors, Inc., Class B	225	5,933
	Franklin Resources, Inc.	376	37,826
	Goldman Sachs Group, Inc.	1,301	239,839
	Invesco Ltd.	1,045	23,784
	Janus Capital Group, Inc.	448	6,353
	Legg Mason, Inc.	405	12,567
	Morgan Stanley	3,432	105,980
	Northern Trust Corp.	604	35,129
	State Street Corp.	1,243	65,382
	T. Rowe Price Group, Inc.	646	29,522
Capital Markets Total			635,617
Commercial Banks — 3.3%
	Bank of New York Mellon Corp.	3,042	88,188
	BB&T Corp.	1,726	47,016
	Comerica, Inc.	375	11,126
	Fifth Third Bancorp.	2,004	20,301
	First Horizon National Corp. (a)	565	7,473
	Huntington Bancshares, Inc.	1,684	7,932
	KeyCorp	2,219	14,424
	M&T Bank Corp.	218	13,586
	Marshall & Ilsley Corp.	923	7,449
	PNC Financial Services Group, Inc.	1,155	56,121
	Regions Financial Corp.	3,001	18,636
	SunTrust Banks, Inc.	1,257	28,345
	U.S. Bancorp	4,826	105,496
	Wells Fargo & Co.	11,805	332,665

6

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Zions Bancorporation	324	5,822
Commercial Banks Total			764,580
Consumer Finance — 0.8%
	American Express Co.	3,006	101,903
	Capital One Financial Corp.	1,157	41,340
	Discover Financial Services	1,359	22,057
	SLM Corp. (a)	1,193	10,403
Consumer Finance Total			175,703
Diversified Financial Services — 4.6%
	Bank of America Corp. (c)	21,839	369,516
	Citigroup, Inc.	32,927	159,367
	CME Group, Inc.	171	52,700
	IntercontinentalExchange, Inc. (a)	178	17,300
	JPMorgan Chase & Co.	9,928	435,045
	Leucadia National Corp. (a)	484	11,964
	Moody’s Corp.	489	10,005
	NASDAQ OMX Group, Inc. (a)	360	7,578
	NYSE Euronext	657	18,981
Diversified Financial Services Total			1,082,456
Insurance — 2.7%
	AFLAC, Inc.	1,169	49,963
	Allstate Corp.	1,363	41,735
	American International Group, Inc. (a)	343	15,130
	Aon Corp.	697	28,361
	Assurant, Inc.	306	9,810
	Chubb Corp.	892	44,966
	Cincinnati Financial Corp.	411	10,682
	Genworth Financial, Inc., Class A	1,222	14,603
	Hartford Financial Services Group, Inc.	967	25,625
	Lincoln National Corp.	770	19,951
	Loews Corp.	917	31,407
	Marsh & McLennan Companies, Inc.	1,328	32,841
	MBIA, Inc. (a)	409	3,174
	MetLife, Inc.	2,059	78,386
	Principal Financial Group, Inc.	807	22,104
	Progressive Corp. (a)	1,709	28,335
	Prudential Financial, Inc.	1,169	58,345
	Torchmark Corp.	213	9,251
	Travelers Companies, Inc.	1,424	70,103
	Unum Group	833	17,860

7

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	XL Capital Ltd., Class A	864	15,085
Insurance Total			627,717
Real Estate Investment Trusts (REITs) — 1.2%
	Apartment Investment & Management Co., Class A	304	4,484
	AvalonBay Communities, Inc.	200	14,546
	Boston Properties, Inc.	340	22,287
	Equity Residential Property Trust	697	21,398
	HCP, Inc.	740	21,268
	Health Care REIT, Inc.	310	12,902
	Host Hotels & Resorts, Inc.	1,532	18,032
	Kimco Realty Corp.	957	12,479
	Plum Creek Timber Co., Inc.	416	12,746
	ProLogis	1,107	13,195
	Public Storage	331	24,904
	Simon Property Group, Inc.	722	50,129
	Ventas, Inc.	405	15,593
	Vornado Realty Trust	401	25,828
Real Estate Investment Trusts (REITs) Total			269,791
Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc., Class A (a)	609	7,150
Real Estate Management & Development Total			7,150
Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	1,198	15,754
	People’s United Financial, Inc.	885	13,770
Thrifts & Mortgage Finance Total			29,524
FINANCIALS TOTAL			3,592,538
HEALTH CARE — 13.3%
Biotechnology — 1.8%
	Amgen, Inc. (a)	2,566	154,550
	Biogen Idec, Inc. (a)	739	37,334
	Celgene Corp. (a)	1,146	64,061
	Cephalon, Inc. (a)	179	10,425
	Genzyme Corp. (a)	690	39,144
	Gilead Sciences, Inc. (a)	2,293	106,808
Biotechnology Total			412,322
Health Care Equipment & Supplies — 2.0%
	Baxter International, Inc.	1,533	87,396
	Becton Dickinson & Co.	601	41,920

8

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Boston Scientific Corp. (a)	3,816	40,411
	C.R. Bard, Inc.	254	19,967
	CareFusion Corp. (a)	446	9,723
	DENTSPLY International, Inc.	370	12,780
	Hospira, Inc. (a)	402	17,929
	Intuitive Surgical, Inc. (a)	98	25,701
	Medtronic, Inc.	2,804	103,187
	St. Jude Medical, Inc. (a)	877	34,212
	Stryker Corp.	722	32,801
	Varian Medical Systems, Inc. (a)	325	13,692
	Zimmer Holdings, Inc. (a)	552	29,504
Health Care Equipment & Supplies Total			469,223
Health Care Providers & Services — 2.0%
	Aetna, Inc.	1,106	30,780
	AmerisourceBergen Corp.	758	16,964
	Cardinal Health, Inc.	918	24,602
	CIGNA Corp.	688	19,326
	Coventry Health Care, Inc. (a)	368	7,345
	DaVita, Inc. (a)	269	15,236
	Express Scripts, Inc. (a)	700	54,306
	Humana, Inc. (a)	425	15,853
	Laboratory Corp. of America Holdings (a)	279	18,330
	McKesson Corp.	672	40,018
	Medco Health Solutions, Inc. (a)	1,187	65,653
	Patterson Companies, Inc. (a)	235	6,404
	Quest Diagnostics, Inc.	388	20,250
	Tenet Healthcare Corp. (a)	1,098	6,456
	UnitedHealth Group, Inc.	2,929	73,342
	WellPoint, Inc. (a)	1,208	57,211
Health Care Providers & Services Total			472,076
Health Care Technology — 0.1%
	IMS Health, Inc.	463	7,107
Health Care Technology Total			7,107
Life Sciences Tools & Services — 0.4%
	Life Technologies Corp. (a)	439	20,436
	Millipore Corp. (a)	133	9,354
	PerkinElmer, Inc.	304	5,849
	Thermo Fisher Scientific, Inc. (a)	1,030	44,980
	Waters Corp. (a)	248	13,853
Life Sciences Tools & Services Total			94,472

9

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 7.0%
	Abbott Laboratories	3,912	193,527
	Allergan, Inc.	770	43,705
	Bristol-Myers Squibb Co.	5,009	112,803
	Eli Lilly & Co.	2,551	84,259
	Forest Laboratories, Inc. (a)	752	22,139
	Johnson & Johnson	6,956	423,551
	King Pharmaceuticals, Inc. (a)	620	6,677
	Merck & Co., Inc.	5,321	168,303
	Mylan, Inc. (a)	761	12,184
	Pfizer, Inc.	17,056	282,277
	Schering-Plough Corp.	4,116	116,277
	Watson Pharmaceuticals, Inc. (a)	269	9,856
	Wyeth	3,382	164,297
Pharmaceuticals Total			1,639,855
HEALTH CARE TOTAL			3,095,055
INDUSTRIALS — 10.4%
Aerospace & Defense — 2.8%
	Boeing Co.	1,826	98,878
	General Dynamics Corp.	966	62,403
	Goodrich Corp.	325	17,660
	Honeywell International, Inc.	1,898	70,511
	ITT Corp.	463	24,145
	L-3 Communications Holdings, Inc.	284	22,811
	Lockheed Martin Corp.	810	63,245
	Northrop Grumman Corp.	799	41,348
	Precision Castparts Corp.	347	35,349
	Raytheon Co.	979	46,963
	Rockwell Collins, Inc.	397	20,168
	United Technologies Corp.	2,384	145,257
Aerospace & Defense Total			648,738
Air Freight & Logistics — 1.1%
	C.H. Robinson Worldwide, Inc.	428	24,717
	Expeditors International of Washington, Inc.	546	19,192
	FedEx Corp.	801	60,251
	United Parcel Service, Inc., Class B	2,509	141,683
Air Freight & Logistics Total			245,843

10

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Airlines — 0.1%
	Southwest Airlines Co.	1,862	17,875
Airlines Total			17,875
Building Products — 0.1%
	Masco Corp.	915	11,822
Building Products Total			11,822
Commercial Services & Supplies — 0.5%
	Avery Dennison Corp.	295	10,623
	Cintas Corp.	321	9,730
	Iron Mountain, Inc. (a)	455	12,130
	Pitney Bowes, Inc.	530	13,170
	R.R. Donnelley & Sons Co.	527	11,204
	Republic Services, Inc.	810	21,522
	Stericycle, Inc. (a)	215	10,417
	Waste Management, Inc.	1,237	36,887
Commercial Services & Supplies Total			125,683
Construction & Engineering — 0.2%
	Fluor Corp.	460	23,391
	Jacobs Engineering Group, Inc. (a)	322	14,796
	Quanta Services, Inc. (a)	500	11,065
Construction & Engineering Total			49,252
Electrical Equipment — 0.4%
	Emerson Electric Co.	1,907	76,432
	Rockwell Automation, Inc.	351	14,953
Electrical Equipment Total			91,385
Industrial Conglomerates — 2.5%
	3M Co.	1,759	129,814
	General Electric Co. (b)	26,849	440,861
	Textron, Inc.	686	13,020
Industrial Conglomerates Total			583,695
Machinery — 1.6%
	Caterpillar, Inc.	1,572	80,691
	Cummins, Inc.	520	23,301
	Danaher Corp.	645	43,421
	Deere & Co.	1,069	45,881
	Dover Corp.	476	18,450
	Eaton Corp.	417	23,598
	Flowserve Corp.	135	13,303
	Illinois Tool Works, Inc.	984	42,027
	PACCAR, Inc.	925	34,882
	Pall Corp.	310	10,007

11

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Parker Hannifin Corp.	401	20,788
	Snap-On, Inc.	135	4,692
	Stanley Works	198	8,453
Machinery Total			369,494
Professional Services — 0.1%
	Dun & Bradstreet Corp.	125	9,415
	Equifax, Inc.	330	9,616
	Monster Worldwide, Inc. (a)	312	5,454
	Robert Half International, Inc.	376	9,408
Professional Services Total			33,893
Road & Rail — 0.9%
	Burlington Northern Santa Fe Corp.	661	52,768
	CSX Corp.	1,001	41,902
	Norfolk Southern Corp.	935	40,308
	Ryder System, Inc.	132	5,156
	Union Pacific Corp.	1,272	74,221
Road & Rail Total			214,355
Trading Companies & Distributors — 0.1%
	Fastenal Co.	342	13,235
	W.W. Grainger, Inc.	157	14,030
Trading Companies & Distributors Total			27,265
INDUSTRIALS TOTAL			2,419,300
INFORMATION TECHNOLOGY — 18.8%
Communications Equipment — 2.7%
	Ciena Corp. (a)	232	3,777
	Cisco Systems, Inc. (a)	14,568	342,931
	Harris Corp.	327	12,295
	JDS Uniphase Corp. (a)	559	3,974
	Juniper Networks, Inc. (a)	1,324	35,774
	Motorola, Inc.	5,800	49,822
	QUALCOMM, Inc.	4,202	189,006
	Tellabs, Inc. (a)	992	6,865
Communications Equipment Total			644,444
Computers & Peripherals — 5.8%
	Apple, Inc. (a)	2,262	419,307
	Dell, Inc. (a)	4,334	66,137
	EMC Corp. (a)	5,103	86,955
	Hewlett-Packard Co.	5,989	282,741
	International Business Machines Corp.	3,310	395,909
	Lexmark International, Inc., Class A (a)	195	4,200

12

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	NetApp, Inc. (a)	859	22,918
	QLogic Corp. (a)	293	5,039
	SanDisk Corp. (a)	561	12,174
	Sun Microsystems, Inc. (a)	1,903	17,298
	Teradata Corp. (a)	438	12,054
	Western Digital Corp. (a)	575	21,005
Computers & Peripherals Total			1,345,737
Electronic Equipment, Instruments & Components — 0.5%
	Agilent Technologies, Inc. (a)	868	24,156
	Amphenol Corp., Class A	433	16,315
	Corning, Inc.	3,915	59,939
	FLIR Systems, Inc. (a)	375	10,489
	Jabil Circuit, Inc.	477	6,397
	Molex, Inc.	342	7,141
Electronic Equipment, Instruments & Components Total			124,437
Internet Software & Services — 1.9%
	Akamai Technologies, Inc. (a)	431	8,482
	eBay, Inc. (a)	2,843	67,123
	Google, Inc., Class A (a)	608	301,477
	VeriSign, Inc. (a)	492	11,656
	Yahoo!, Inc. (a)	3,011	53,626
Internet Software & Services Total			442,364
IT Services — 1.1%
	Affiliated Computer Services, Inc., Class A (a)	248	13,434
	Automatic Data Processing, Inc.	1,276	50,147
	Cognizant Technology Solutions Corp., Class A (a)	748	28,918
	Computer Sciences Corp. (a)	378	19,924
	Convergys Corp. (a)	321	3,191
	Fidelity National Information Services, Inc.	487	12,423
	Fiserv, Inc. (a)	390	18,798
	MasterCard, Inc., Class A	242	48,920
	Paychex, Inc.	805	23,385
	Total System Services, Inc.	505	8,136
	Western Union Co.	1,778	33,640
IT Services Total			260,916
Office Electronics — 0.1%
	Xerox Corp.	2,192	16,966
Office Electronics Total			16,966

13

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 2.6%
	Advanced Micro Devices, Inc. (a)	1,407	7,964
	Altera Corp.	755	15,485
	Analog Devices, Inc.	745	20,547
	Applied Materials, Inc.	3,376	45,238
	Broadcom Corp., Class A (a)	1,101	33,790
	Intel Corp.	14,144	276,798
	KLA-Tencor Corp.	428	15,348
	Linear Technology Corp.	551	15,224
	LSI Corp. (a)	1,655	9,086
	MEMC Electronic Materials, Inc. (a)	554	9,213
	Microchip Technology, Inc.	465	12,322
	Micron Technology, Inc. (a)	2,132	17,482
	National Semiconductor Corp.	602	8,591
	Novellus Systems, Inc. (a)	248	5,203
	NVIDIA Corp. (a)	1,392	20,922
	Teradyne, Inc. (a)	435	4,024
	Texas Instruments, Inc.	3,175	75,216
	Xilinx, Inc.	698	16,347
Semiconductors & Semiconductor Equipment Total			608,800
Software — 4.1%
	Adobe Systems, Inc. (a)	1,330	43,943
	Autodesk, Inc. (a)	586	13,947
	BMC Software, Inc. (a)	472	17,714
	CA, Inc.	1,011	22,232
	Citrix Systems, Inc. (a)	460	18,046
	Compuware Corp. (a)	594	4,354
	Electronic Arts, Inc. (a)	809	15,411
	Intuit, Inc. (a)	805	22,943
	McAfee, Inc. (a)	385	16,859
	Microsoft Corp.	19,575	506,797
	Novell, Inc. (a)	872	3,933
	Oracle Corp.	9,872	205,732
	Red Hat, Inc. (a)	475	13,129
	Salesforce.com, Inc. (a)	273	15,542

14

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Symantec Corp. (a)	2,068	34,060
Software Total			954,642
INFORMATION TECHNOLOGY TOTAL			4,398,306
MATERIALS — 3.5%
Chemicals — 2.0%
	Air Products & Chemicals, Inc.	542	42,048
	Airgas, Inc.	200	9,674
	CF Industries Holdings, Inc.	112	9,658
	Dow Chemical Co.	2,883	75,160
	E.I. Du Pont de Nemours & Co.	2,270	72,958
	Eastman Chemical Co.	181	9,691
	Ecolab, Inc.	600	27,738
	FMC Corp.	175	9,844
	International Flavors & Fragrances, Inc.	198	7,510
	Monsanto Co.	1,373	106,270
	PPG Industries, Inc.	411	23,924
	Praxair, Inc.	767	62,656
	Sigma-Aldrich Corp.	318	17,166
Chemicals Total			474,297
Construction Materials — 0.1%
	Vulcan Materials Co.	310	16,762
Construction Materials Total			16,762
Containers & Packaging — 0.2%
	Ball Corp.	241	11,857
	Bemis Co., Inc.	280	7,255
	Owens-Illinois, Inc. (a)	420	15,498
	Pactiv Corp. (a)	322	8,388
	Sealed Air Corp.	393	7,714
Containers & Packaging Total			50,712
Metals & Mining — 1.0%
	AK Steel Holding Corp.	287	5,662
	Alcoa, Inc.	2,457	32,236
	Allegheny Technologies, Inc.	252	8,817
	Freeport-McMoRan Copper & Gold, Inc.	1,036	71,080
	Newmont Mining Corp.	1,232	54,233
	Nucor Corp.	787	36,997
	Titanium Metals Corp.	217	2,081
	United States Steel Corp.	353	15,663
Metals & Mining Total			226,769

15

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.2%
	International Paper Co.	1,105	24,564
	MeadWestvaco Corp.	431	9,616
	Weyerhaeuser Co.	545	19,974
Paper & Forest Products Total			54,154
MATERIALS TOTAL			822,694
TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 2.9%
	AT&T, Inc.	14,901	402,476
	CenturyTel, Inc.	758	25,469
	Frontier Communications Corp.	780	5,881
	Qwest Communications International, Inc.	3,748	14,280
	Verizon Communications, Inc.	7,163	216,824
	Windstream Corp.	1,096	11,102
Diversified Telecommunication Services Total			676,032
Wireless Telecommunication Services — 0.3%
	American Tower Corp., Class A (a)	996	36,255
	MetroPCS Communications, Inc. (a)	650	6,084
	Sprint Nextel Corp. (a)	7,257	28,665
Wireless Telecommunication Services Total			71,004
TELECOMMUNICATION SERVICES TOTAL			747,036
UTILITIES — 3.7%
Electric Utilities — 2.1%
	Allegheny Energy, Inc.	430	11,404
	American Electric Power Co., Inc.	1,196	37,064
	Duke Energy Corp.	3,264	51,375
	Edison International	819	27,502
	Entergy Corp.	487	38,892
	Exelon Corp.	1,655	82,121
	FirstEnergy Corp.	762	34,839
	FPL Group, Inc.	1,029	56,832
	Northeast Utilities	435	10,327
	Pepco Holdings, Inc.	567	8,437
	Pinnacle West Capital Corp.	258	8,467
	PPL Corp.	958	29,066
	Progress Energy, Inc.	705	27,537
	Southern Co.	2,020	63,973
Electric Utilities Total			487,836

16

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.1%
	EQT Corp.	320	13,632
	Nicor, Inc.	104	3,806
	Questar Corp.	438	16,451
Gas Utilities Total			33,889
Independent Power Producers & Energy Traders — 0.2%
	AES Corp. (a)	1,681	24,912
	Constellation Energy Group, Inc.	513	16,606
	Dynegy, Inc., Class A (a)	1,276	3,254
Independent Power Producers & Energy Traders Total			44,772
Multi-Utilities — 1.3%
	Ameren Corp.	577	14,587
	CenterPoint Energy, Inc.	982	12,206
	CMS Energy Corp.	587	7,866
	Consolidated Edison, Inc.	699	28,617
	Dominion Resources, Inc.	1,496	51,612
	DTE Energy Co.	413	14,513
	Integrys Energy Group, Inc.	191	6,855
	NiSource, Inc.	697	9,681
	PG&E Corp.	931	37,696
	Public Service Enterprise Group, Inc.	1,280	40,243
	SCANA Corp.	290	10,121
	Sempra Energy	614	30,583
	TECO Energy, Inc.	550	7,744
	Wisconsin Energy Corp.	305	13,777
	Xcel Energy, Inc.	1,155	22,222
Multi-Utilities Total			308,323
UTILITIES TOTAL			874,820

	Total Common Stocks (cost of $19,692,292)		23,578,328

	Total Investments — 101.0% (cost of $19,692,292)(d)(e)		23,578,328

	Other Assets & Liabilities, Net — (1.0)%		(225,793)

	Net Assets — 100.0%		23,352,535

17

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustee. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine fair value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund’s portfolio as of September 30, 2009.

(a)	Non-income producing security.

(b)	A portion of this security with a market value of $686,100 is pledged as collateral for open futures contracts.

(c)	Investments in affiliates during the nine months ended September 30, 2009:

	Security name: Bank of America Corp.

	Shares as of 12/31/08:	14,120
	Shares purchased:	5,795
	Shares sold:	(1,950)
	Shares from spin off:	3,874
	Shares as of 09/30/09:	21,839
	Net realized loss:	$(75,189)
	Dividend income earned:	$614
	Value at end of period:	$369,516

(d)	Cost for federal income tax purposes is $19,692,292.

(e)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

18

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,218,073	$(3,332,037)	$3,886,036

At September 30, 2009, the Fund held the following open long futures contracts:

Risk Exposure/Type	Number of		Aggregate	Expiration	Unrealized
Equity Risk	Contracts	Value	Face Value	Date	Depreciation
S&P 500 Index Futures	250	$263,225	$265,930	Dec-2009	$(2,705)

19

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Select Large Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 100.2%
CONSUMER DISCRETIONARY — 20.0%
Diversified Consumer Services — 4.1%
	Apollo Group, Inc., Class A (a)	2,310	170,178
Diversified Consumer Services Total			170,178
Hotels, Restaurants & Leisure — 2.7%
	Carnival Corp.	3,370	112,153
Hotels, Restaurants & Leisure Total			112,153
Internet & Catalog Retail — 5.8%
	Amazon.com, Inc. (a)	1,530	142,841
	Priceline.com, Inc. (a)	608	100,818
Internet & Catalog Retail Total			243,659
Specialty Retail — 7.4%
	GameStop Corp., Class A (a)	6,330	167,555
	Staples, Inc.	6,240	144,893
Specialty Retail Total			312,448
CONSUMER DISCRETIONARY TOTAL			838,438
CONSUMER STAPLES — 3.9%
Food & Staples Retailing — 3.9%
	Costco Wholesale Corp.	2,932	165,541
Food & Staples Retailing Total			165,541
CONSUMER STAPLES TOTAL			165,541
ENERGY — 3.5%
Energy Equipment & Services — 3.5%
	FMC Technologies, Inc. (a)	2,837	148,205
Energy Equipment & Services Total			148,205
ENERGY TOTAL			148,205
FINANCIALS — 7.3%
Capital Markets — 3.6%
	T. Rowe Price Group, Inc.	3,296	150,627
Capital Markets Total			150,627
Diversified Financial Services — 3.7%
	CME Group, Inc.	500	154,095
Diversified Financial Services Total			154,095
FINANCIALS TOTAL			304,722
HEALTH CARE — 30.3%
Biotechnology — 8.1%
	Celgene Corp. (a)	3,086	172,508
	Gilead Sciences, Inc. (a)	3,635	169,318
Biotechnology Total			341,826

1

		Shares	Value ($)*
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Health Care Equipment & Supplies — 6.2%
	Alcon, Inc.	881	122,168
	St. Jude Medical, Inc. (a)	3,520	137,315
Health Care Equipment & Supplies Total			259,483
Health Care Providers & Services — 3.3%
	Medco Health Solutions, Inc. (a)	2,538	140,377
Health Care Providers & Services Total			140,377
Life Sciences Tools & Services — 8.8%
	Covance, Inc. (a)	1,809	97,957
	Illumina, Inc. (a)	3,499	148,708
	QIAGEN N.V. (a)	5,831	124,084
Life Sciences Tools & Services Total			370,749
Pharmaceuticals — 3.9%
	Allergan, Inc.	2,853	161,936
Pharmaceuticals Total			161,936
HEALTH CARE TOTAL			1,274,371
INDUSTRIALS — 6.1%
Air Freight & Logistics — 2.9%
	Expeditors International of Washington, Inc.	3,446	121,127
Air Freight & Logistics Total			121,127
Electrical Equipment — 3.2%
	First Solar, Inc. (a)	875	133,752
Electrical Equipment Total			133,752
INDUSTRIALS TOTAL			254,879
INFORMATION TECHNOLOGY — 22.7%
Communications Equipment — 7.1%
	QUALCOMM, Inc.	3,599	161,883
	Research In Motion Ltd. (a)	2,007	135,573
Communications Equipment Total			297,456
Computers & Peripherals — 4.6%
	Apple, Inc. (a)	1,048	194,268
Computers & Peripherals Total			194,268
Internet Software & Services — 7.3%
	Akamai Technologies, Inc. (a)	7,400	145,632
	Google, Inc., Class A (a)	326	161,647
Internet Software & Services Total			307,279

2

		Shares	Value ($)*
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
IT Services — 3.7%
	MasterCard, Inc., Class A	777	157,070
IT Services Total			157,070
INFORMATION TECHNOLOGY TOTAL			956,073
MATERIALS — 3.0%
Chemicals — 3.0%
	Mosaic Co.	2,625	126,184
Chemicals Total			126,184
MATERIALS TOTAL			126,184
TELECOMMUNICATION SERVICES — 3.4%
Wireless Telecommunication Services — 3.4%
	America Movil SAB de CV, Series L, ADR	3,255	142,667
Wireless Telecommunication Services Total			142,667
TELECOMMUNICATION SERVICES TOTAL			142,667

	Total Common Stocks (cost of $3,963,966)		4,211,080

	Total Investments — 100.2% (cost of $3,963,966)(b)(c)		4,211,080

	Other Assets & Liabilities, Net — (0.2)%		(6,545)

	Net Assets — 100.0%		4,204,535

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund’s portfolio as of September 30, 2009.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $3,963,966.

(c)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$518,089	$(270,975)	$247,114

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Select Opportunities Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY — 10.2%
Auto Components — 0.5%
	Nokian Renkaat Oyj	892	20,822
Auto Components Total			20,822
Distributors — 0.4%
	LKQ Corp. (a)	1,047	19,411
Distributors Total			19,411
Hotels, Restaurants & Leisure — 1.7%
	Bally Technologies, Inc. (a)	698	26,782
	Brinker International, Inc.	1,246	19,600
	Burger King Holdings, Inc.	792	13,931
	WMS Industries, Inc. (a)	354	15,774
Hotels, Restaurants & Leisure Total			76,087
Leisure Equipment & Products — 0.1%
	Polaris Industries, Inc.	102	4,160
Leisure Equipment & Products Total			4,160
Media — 1.4%
	DIRECTV Group, Inc. (a)	856	23,609
	John Wiley & Sons, Inc., Class A	500	17,390
	Time Warner Cable, Inc.	479	20,640
Media Total			61,639
Multiline Retail — 1.9%
	Big Lots, Inc. (a)	975	24,394
	J.C. Penney Co., Inc.	518	17,483
	Target Corp.	908	42,385
Multiline Retail Total			84,262
Specialty Retail — 2.9%
	Belle International Holdings Ltd.	11,000	11,164
	Best Buy Co., Inc.	587	22,024
	Collective Brands, Inc. (a)	1,585	27,468
	Jo-Ann Stores, Inc. (a)	1,059	28,413
	Lowe’s Companies, Inc.	1,117	23,390
	Urban Outfitters, Inc. (a)	582	17,559
Specialty Retail Total			130,018
Textiles, Apparel & Luxury Goods — 1.3%
	Hanesbrands, Inc. (a)	1,007	21,550

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	NIKE, Inc., Class B	576	37,267
Textiles, Apparel & Luxury Goods Total			58,817
CONSUMER DISCRETIONARY TOTAL			455,216
CONSUMER STAPLES — 8.5%
Beverages — 2.5%
	Carlsberg A/S, Class B	437	31,814
	Molson Coors Brewing Co., Class B	421	20,494
	PepsiCo, Inc.	994	58,308
Beverages Total			110,616
Food & Staples Retailing — 1.6%
	BJ’s Wholesale Club, Inc. (a)	447	16,190
	Safeway, Inc.	1,322	26,070
	Walgreen Co.	795	29,789
Food & Staples Retailing Total			72,049
Food Products — 0.9%
	Archer-Daniels-Midland Co.	887	25,918
	Sanderson Farms, Inc.	349	13,136
Food Products Total			39,054
Household Products — 0.6%
	Hypermarcas SA (a)	1,300	25,456
Household Products Total			25,456
Personal Products — 1.7%
	Avon Products, Inc.	956	32,466
	Herbalife Ltd.	607	19,873
	Mead Johnson Nutrition Co., Class A	529	23,863
Personal Products Total			76,202
Tobacco — 1.2%
	Philip Morris International, Inc.	1,154	56,246
Tobacco Total			56,246
CONSUMER STAPLES TOTAL			379,623
ENERGY — 13.9%
Energy Equipment & Services — 5.6%
	BJ Services Co.	1,667	32,390
	Cameron International Corp. (a)	855	32,336
	CARBO Ceramics, Inc.	627	32,322
	National-Oilwell Varco, Inc. (a)	751	32,391
	Noble Corp.	486	18,448
	Pioneer Drilling Co. (a)	1,854	13,608
	Schlumberger Ltd.	386	23,006
	Tenaris SA, ADR	714	25,433

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Transocean Ltd. (a)	208	17,790
	Wellstream Holdings PLC	2,192	21,359
Energy Equipment & Services Total			249,083
Oil, Gas & Consumable Fuels — 8.3%
	Apache Corp.	337	30,947
	Cimarex Energy Co.	752	32,577
	Comstock Resources, Inc. (a)	391	15,671
	Continental Resources, Inc. (a)	419	16,412
	Devon Energy Corp.	419	28,211
	EOG Resources, Inc.	384	32,068
	Exxon Mobil Corp.	1,123	77,049
	Hess Corp.	385	20,582
	Occidental Petroleum Corp.	584	45,786
	Peabody Energy Corp.	411	15,298
	Petroleo Brasileiro SA, ADR	617	28,320
	StatoilHydro ASA, ADR	1,078	24,298
Oil, Gas & Consumable Fuels Total			367,219
ENERGY TOTAL			616,302
FINANCIALS — 16.2%
Capital Markets — 5.7%
	Ameriprise Financial, Inc.	1,133	41,162
	Charles Schwab Corp.	1,827	34,987
	Goldman Sachs Group, Inc.	289	53,277
	Invesco Ltd.	1,141	25,969
	Morgan Stanley	927	28,626
	Raymond James Financial, Inc.	1,305	30,380
	TD Ameritrade Holding Corp. (a)	1,084	21,268
	Waddell & Reed Financial, Inc., Class A	613	17,440
Capital Markets Total			253,109
Commercial Banks — 3.7%
	Fifth Third Bancorp.	3,551	35,972
	Glacier Bancorp, Inc.	807	12,057
	TCF Financial Corp.	1,929	25,154
	Wells Fargo & Co.	3,236	91,190
Commercial Banks Total			164,373
Consumer Finance — 0.8%
	American Express Co.	1,018	34,510
Consumer Finance Total			34,510
Diversified Financial Services — 3.0%
	Hong Kong Exchanges & Clearing Ltd.	1,100	19,758
	JPMorgan Chase & Co.	2,365	103,634

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Portfolio Recovery Associates, Inc. (a)	211	9,565
Diversified Financial Services Total			132,957
Insurance — 2.3%
	ACE Ltd. (a)	292	15,610
	AON Corp.	479	19,491
	Axis Capital Holdings Ltd.	429	12,947
	Principal Financial Group, Inc.	749	20,515
	Prudential Financial, Inc.	691	34,488
Insurance Total			103,051
Real Estate Investment Trusts (REITs) — 0.7%
	Digital Realty Trust, Inc.	350	15,998
	Redwood Trust, Inc.	963	14,927
Real Estate Investment Trusts (REITs) Total			30,925
FINANCIALS TOTAL			718,925
HEALTH CARE — 10.1%
Biotechnology — 1.1%
	Celgene Corp. (a)	337	18,838
	Gilead Sciences, Inc. (a)	596	27,762
Biotechnology Total			46,600
Health Care Equipment & Supplies — 2.3%
	Baxter International, Inc.	645	36,771
	Covidien PLC	430	18,602
	Hospira, Inc. (a)	384	17,126
	NuVasive, Inc. (a)	377	15,744
	Smith & Nephew PLC, ADR	331	14,931
Health Care Equipment & Supplies Total			103,174
Health Care Providers & Services — 1.6%
	Express Scripts, Inc. (a)	343	26,610
	Mednax, Inc. (a)	282	15,487
	UnitedHealth Group, Inc.	1,117	27,970
Health Care Providers & Services Total			70,067
Health Care Technology — 0.2%
	MedAssets, Inc. (a)	438	9,886
Health Care Technology Total			9,886
Life Sciences Tools & Services — 1.1%
	Illumina, Inc. (a)	365	15,512
	Life Technologies Corp. (a)	487	22,670
	QIAGEN N.V. (a)	552	11,747
Life Sciences Tools & Services Total			49,929

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 3.8%
	Abbott Laboratories	835	41,308
	Allergan, Inc.	440	24,974
	AstraZeneca PLC, ADR	414	18,609
	Novo Nordisk A/S, ADR	338	21,277
	Sanofi-Aventis SA, ADR	1,169	43,195
	Teva Pharmaceutical Industries Ltd., ADR	390	19,718
Pharmaceuticals Total			169,081
HEALTH CARE TOTAL			448,737
INDUSTRIALS — 11.0%
Aerospace & Defense — 0.7%
	United Technologies Corp.	526	32,049
Aerospace & Defense Total			32,049
Air Freight & Logistics — 0.8%
	Expeditors International of Washington, Inc.	548	19,262
	UTI Worldwide, Inc.	1,262	18,274
Air Freight & Logistics Total			37,536
Construction & Engineering — 0.8%
	EMCOR Group, Inc. (a)	789	19,977
	Insituform Technologies, Inc., Class A (a)	870	16,652
Construction & Engineering Total			36,629
Electrical Equipment — 0.3%
	GrafTech International Ltd. (a)	984	14,465
Electrical Equipment Total			14,465
Industrial Conglomerates — 2.4%
	Barloworld Ltd.	1,979	12,944
	General Electric Co.	2,164	35,533
	Siemens AG, ADR	411	38,207
	Tyco International Ltd.	584	20,136
Industrial Conglomerates Total			106,820
Machinery — 2.8%
	Caterpillar, Inc.	575	29,515
	Dover Corp.	500	19,380
	Joy Global, Inc.	527	25,791
	Kubota Corp.	2,000	16,564
	Navistar International Corp. (a)	252	9,430
	Parker Hannifin Corp.	464	24,054
Machinery Total			124,734

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Marine — 1.5%
	A.P. Moller - Maersk A/S, Class B	5	34,604
	Diana Shipping, Inc.	1,034	13,442
	Genco Shipping & Trading Ltd.	817	16,977
Marine Total			65,023
Professional Services — 0.8%
	Huron Consulting Group, Inc. (a)	289	7,465
	Monster Worldwide, Inc. (a)	892	15,592
	TrueBlue, Inc. (a)	715	10,060
Professional Services Total			33,117
Road & Rail — 0.9%
	Landstar System, Inc.	430	16,366
	Union Pacific Corp.	405	23,632
Road & Rail Total			39,998
INDUSTRIALS TOTAL			490,371
INFORMATION TECHNOLOGY — 18.2%
Communications Equipment — 1.6%
	Adtran, Inc.	826	20,278
	Brocade Communications Systems, Inc. (a)	2,225	17,488
	CommScope, Inc. (a)	746	22,328
	Nokia Oyj, ADR	914	13,363
Communications Equipment Total			73,457
Computers & Peripherals — 5.3%
	Apple, Inc. (a)	437	81,007
	Hewlett-Packard Co.	1,692	79,879
	International Business Machines Corp.	627	74,996
Computers & Peripherals Total			235,882
Electronic Equipment, Instruments & Components — 1.4%
	Agilent Technologies, Inc. (a)	923	25,687
	Brightpoint, Inc. (a)	1,454	12,723
	Tyco Electronics Ltd.	1,001	22,302
Electronic Equipment, Instruments & Components Total			60,712
Internet Software & Services — 2.7%
	DealerTrack Holdings, Inc. (a)	567	10,722
	Equinix, Inc. (a)	176	16,192
	Google, Inc., Class A (a)	115	57,023
	Yahoo!, Inc. (a)	1,992	35,477
Internet Software & Services Total			119,414

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 2.0%
	Fiserv, Inc. (a)	296	14,267
	Hewitt Associates, Inc., Class A (a)	532	19,381
	MasterCard, Inc., Class A	79	15,970
	Redecard SA	1,500	23,072
	Western Union Co.	1,007	19,053
IT Services Total			91,743
Semiconductors & Semiconductor Equipment — 2.3%
	Amkor Technology, Inc. (a)	1,430	9,838
	Atmel Corp. (a)	3,376	14,145
	Intel Corp.	1,978	38,710
	Micron Technology, Inc. (a)	3,153	25,855
	Texas Instruments, Inc.	532	12,603
Semiconductors & Semiconductor Equipment Total			101,151
Software — 2.9%
	Microsoft Corp.	4,252	110,084
	Oracle Corp.	837	17,443
Software Total			127,527
INFORMATION TECHNOLOGY TOTAL			809,886
MATERIALS — 6.2%
Chemicals — 1.1%
	Albemarle Corp.	391	13,529
	Monsanto Co.	239	18,498
	Potash Corp. of Saskatchewan, Inc.	183	16,532
Chemicals Total			48,559
Construction Materials — 0.4%
	Cemex SAB de CV, ADR (a)	1,504	19,432
Construction Materials Total			19,432
Containers & Packaging — 0.4%
	Owens-Illinois, Inc. (a)	453	16,716
Containers & Packaging Total			16,716
Metals & Mining — 4.3%
	Allegheny Technologies, Inc.	377	13,192
	ArcelorMittal, NY Registered Shares	500	18,570
	Cliffs Natural Resources, Inc.	475	15,371
	Freeport-McMoRan Copper & Gold, Inc.	679	46,586
	Kaiser Aluminum Corp.	556	20,216
	Nucor Corp.	483	22,706
	Thompson Creek Metals Co., Inc. (a)	2,330	28,123

7

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Vale SA, ADR	1,063	24,587
Metals & Mining Total			189,351
MATERIALS TOTAL			274,058
TELECOMMUNICATION SERVICES — 1.3%
Wireless Telecommunication Services — 1.3%
	American Tower Corp., Class A (a)	552	20,093
	Millicom International Cellular SA (a)	246	17,894
	Mobile TeleSystems OJSC, ADR	379	18,294
Wireless Telecommunication Services Total			56,281
TELECOMMUNICATION SERVICES TOTAL			56,281
UTILITIES — 2.9%
Electric Utilities — 1.1%
	Entergy Corp.	324	25,875
	Exelon Corp.	430	21,336
Electric Utilities Total			47,211
Gas Utilities — 0.5%
	PT Perusahaan Gas Negara	54,000	20,390
Gas Utilities Total			20,390
Independent Power Producers & Energy Traders — 0.8%
	AES Corp. (a)	2,420	35,865
Independent Power Producers & Energy Traders Total			35,865
Multi-Utilities — 0.5%
	Public Service Enterprise Group, Inc.	785	24,680
Multi-Utilities Total			24,680
UTILITIES TOTAL			128,146

	Total Common Stocks (cost of $3,433,744)		4,377,545

		Par ($)
Short-Term Obligation — 2.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 07/30/12, market value $105,788 (repurchase proceeds $103,000)	103,000	103,000

	Total Short-Term Obligation (cost of $103,000)		103,000

	Total Investments — 100.8% (cost of $3,536,744)(b)(c)		4,480,545

	Other Assets & Liabilities, Net — (0.8)%		(37,387)

	Net Assets — 100.0%		4,443,158

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity , the securities are valued at the last sale price of the local shares in the principle market in which such securities are normally traded.

Generally, trading in foreign securities in substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

9

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$423,230	$31,986	$—	$455,216
Consumer Staples	347,809	31,814	—	379,623
Energy	594,943	21,359	—	616,302
Financials	699,167	19,758	—	718,925
Health Care	448,737	—	—	448,737
Industrials	426,259	64,112	—	490,371
Information Technology	809,886	—	—	809,886
Materials	274,058	—	—	274,058
Telecommunication Services	56,281	—	—	56,281
Utilities	107,756	20,390	—	128,146
Total Common Stocks	4,188,126	189,419	—	4,377,545
Total Short-Term Obligation	—	103,000	—	103,000
Total Investments	$4,188,126	$292,419	$—	$4,480,545

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $3,536,744.

(c)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$980,705	$(36,904)	$943,801

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Small Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.9%
CONSUMER DISCRETIONARY — 10.9%
Diversified Consumer Services — 0.7%
Regis Corp.	107,372	1,664,266
Sotheby’s	72,920	1,256,412
Diversified Consumer Services Total		2,920,678
Hotels, Restaurants & Leisure — 1.6%
Benihana, Inc., Class A (a)	228,452	1,309,030
Bob Evans Farms, Inc.	82,620	2,400,937
CEC Entertainment, Inc. (a)	50,880	1,315,757
Jack in the Box, Inc. (a)	37,440	767,145
Red Robin Gourmet Burgers, Inc. (a)	67,990	1,388,356
Hotels, Restaurants & Leisure Total		7,181,225
Household Durables — 1.5%
American Greetings Corp., Class A	95,020	2,118,946
Cavco Industries, Inc. (a)	45,463	1,613,936
CSS Industries, Inc.	87,354	1,726,989
Ethan Allen Interiors, Inc.	84,190	1,389,135
Household Durables Total		6,849,006
Leisure Equipment & Products — 0.9%
Brunswick Corp.	202,298	2,423,530
Jakks Pacific, Inc. (a)	116,700	1,671,144
Leisure Equipment & Products Total		4,094,674
Specialty Retail — 5.1%
America’s Car-Mart, Inc. (a)	76,678	1,836,438
AnnTaylor Stores Corp. (a)	191,158	3,037,501
Christopher & Banks Corp.	225,300	1,525,281
Finish Line, Inc., Class A	165,390	1,680,362
Foot Locker, Inc.	158,198	1,890,466
Men’s Wearhouse, Inc.	97,851	2,416,920
OfficeMax, Inc. (a)	187,780	2,362,272
Pacific Sunwear of California, Inc. (a)	735,493	3,787,789
Rent-A-Center, Inc. (a)	151,583	2,861,887
Shoe Carnival, Inc. (a)	100,522	1,550,049
Specialty Retail Total		22,948,965
Textiles, Apparel & Luxury Goods — 1.1%
Movado Group, Inc.	132,920	1,931,328
Phillips-Van Heusen Corp.	37,210	1,592,216

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Wolverine World Wide, Inc.	49,280	1,224,115
Textiles, Apparel & Luxury Goods Total			4,747,659
CONSUMER DISCRETIONARY TOTAL			48,742,207
CONSUMER STAPLES — 2.6%
Food & Staples Retailing — 1.9%
	Casey’s General Stores, Inc.	87,010	2,730,374
	Ruddick Corp.	62,310	1,658,692
	Spartan Stores, Inc.	79,360	1,121,357
	Weis Markets, Inc.	97,001	3,099,182
Food & Staples Retailing Total			8,609,605
Food Products — 0.7%
	Fresh Del Monte Produce, Inc. (a)	125,410	2,835,520
Food Products Total			2,835,520
CONSUMER STAPLES TOTAL			11,445,125
ENERGY — 6.4%
Energy Equipment & Services — 2.8%
	Gulf Island Fabrication, Inc.	83,600	1,566,664
	Lufkin Industries, Inc.	22,610	1,202,400
	Matrix Service Co. (a)	133,530	1,451,471
	Patterson-UTI Energy, Inc.	103,730	1,566,323
	Superior Well Services, Inc. (a)	99,443	962,608
	T-3 Energy Services, Inc. (a)	71,080	1,400,276
	TGC Industries, Inc. (a)	150,225	728,591
	Tidewater, Inc.	45,220	2,129,410
	Union Drilling, Inc. (a)	213,696	1,632,638
Energy Equipment & Services Total			12,640,381
Oil, Gas & Consumable Fuels — 3.6%
	Berry Petroleum Co., Class A	67,630	1,811,131
	Cimarex Energy Co.	42,810	1,854,529
	Forest Oil Corp. (a)	80,690	1,579,103
	Holly Corp.	73,690	1,887,938
	Mariner Energy, Inc. (a)	138,300	1,961,094
	Nordic American Tanker Shipping	46,401	1,372,542
	Stone Energy Corp. (a)	197,577	3,222,481

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Swift Energy Co. (a)	93,500	2,214,080
Oil, Gas & Consumable Fuels Total			15,902,898
ENERGY TOTAL			28,543,279
FINANCIALS — 30.6%
Capital Markets — 2.1%
	Federated Investors, Inc., Class B	43,250	1,140,503
	Investment Technology Group, Inc. (a)	72,220	2,016,382
	Janus Capital Group, Inc.	76,660	1,087,039
	Mass Financial Corp., Class A (a)	154,340	1,466,230
	Piper Jaffray Companies, Inc. (a)	43,484	2,075,056
	Raymond James Financial, Inc.	76,110	1,771,841
Capital Markets Total			9,557,051
Commercial Banks — 6.8%
	BancFirst Corp.	54,484	2,012,094
	BancTrust Financial Group, Inc.	162,548	580,296
	Bryn Mawr Bank Corp.	97,959	1,711,344
	Chemical Financial Corp.	138,861	3,025,781
	Columbia Banking System, Inc.	123,549	2,044,736
	Community Trust Bancorp, Inc.	64,139	1,678,518
	CVB Financial Corp.	117,168	889,305
	First Citizens BancShares, Inc., Class A	21,373	3,400,444
	First Commonwealth Financial Corp.	279,771	1,589,099
	First Financial Corp.	86,993	2,665,466
	First National Bank of Alaska	730	1,204,500
	Investors Bancorp, Inc. (a)	184,148	1,953,810
	Merchants Bancshares, Inc.	90,541	1,933,956
	Northfield Bancorp, Inc.	134,307	1,719,130
	Northrim BanCorp, Inc.	108,010	1,647,152
	Taylor Capital Group, Inc. (a)	98,342	649,057
	West Coast Bancorp	139,900	346,952
	Whitney Holding Corp.	119,320	1,138,313
Commercial Banks Total			30,189,953
Consumer Finance — 0.7%
	Cash America International, Inc.	110,220	3,324,235
Consumer Finance Total			3,324,235
Diversified Financial Services — 0.6%
	Medallion Financial Corp.	186,362	1,557,986
	Pico Holdings, Inc. (a)	39,510	1,317,659
Diversified Financial Services Total			2,875,645
Insurance — 7.6%
	Baldwin & Lyons, Inc., Class B	88,712	2,080,296

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
CNA Surety Corp. (a)	156,231	2,530,942
EMC Insurance Group, Inc.	97,685	2,064,084
FBL Financial Group, Inc. Class A	126,055	2,449,249
First Mercury Financial Corp.	157,624	2,099,552
Harleysville Group, Inc.	51,021	1,614,815
Horace Mann Educators Corp.	195,076	2,725,212
National Western Life Insurance Co., Class A	10,046	1,767,895
Navigators Group, Inc. (a)	45,850	2,521,750
RLI Corp.	39,557	2,087,818
Safety Insurance Group, Inc.	83,380	2,744,870
Selective Insurance Group, Inc.	91,202	1,434,607
Stewart Information Services Corp.	105,490	1,304,911
United America Indemnity Ltd., Class A (a)	580,318	4,288,550
United Fire & Casualty Co.	109,704	1,963,702
Insurance Total		33,678,253
Real Estate Investment Trusts (REITs) — 7.4%
DCT Industrial Trust, Inc.	386,818	1,976,640
DiamondRock Hospitality Co. (a)	343,140	2,779,434
Duke Realty Corp.	91,510	1,099,035
DuPont Fabros Technology, Inc. (a)	110,662	1,475,124
Franklin Street Properties Corp.	193,542	2,535,400
Getty Realty Corp.	66,383	1,629,039
LaSalle Hotel Properties	88,690	1,743,645
Mack-Cali Realty Corp.	40,580	1,311,951
National Health Investors, Inc.	85,480	2,705,442
National Retail Properties, Inc.	147,430	3,165,322
Potlatch Corp.	110,040	3,130,638
Starwood Property Trust, Inc. (a)	79,690	1,613,723
Sun Communities, Inc.	66,692	1,435,212
Sunstone Hotel Investors, Inc. (a)	279,265	1,982,782
Universal Health Realty Income Trust	71,907	2,340,573
Urstadt Biddle Properties, Inc., Class A	132,298	1,930,228
Real Estate Investment Trusts (REITs) Total		32,854,188
Real Estate Management & Development — 0.4%
Avatar Holdings, Inc. (a)	72,840	1,383,960
Maui Land & Pineapple Co., Inc. (a)	71,975	452,723
Real Estate Management & Development Total		1,836,683
Thrifts & Mortgage Finance — 5.0%
Bank Mutual Corp.	285,989	2,528,143

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	BankFinancial Corp.	202,017	1,935,323
	Beneficial Mutual Bancorp, Inc. (a)	256,303	2,340,046
	Brookline Bancorp, Inc.	258,890	2,516,411
	Clifton Savings Bancorp, Inc.	162,724	1,594,695
	ESSA Bancorp, Inc.	108,586	1,434,421
	Home Federal Bancorp, Inc.	213,984	2,443,697
	TrustCo Bank Corp. NY	212,526	1,328,288
	United Financial Bancorp, Inc.	128,751	1,490,937
	Washington Federal, Inc.	152,650	2,573,679
	Westfield Financial, Inc.	242,052	2,050,180
Thrifts & Mortgage Finance Total			22,235,820
FINANCIALS TOTAL			136,551,828
HEALTH CARE — 4.1%
Health Care Equipment & Supplies — 0.7%
	Analogic Corp.	24,170	894,773
	Cantel Medical Corp. (a)	6,235	93,899
	Symmetry Medical, Inc. (a)	111,540	1,156,670
	Young Innovations, Inc.	37,190	978,469
Health Care Equipment & Supplies Total			3,123,811
Health Care Providers & Services — 3.4%
	Allion Healthcare, Inc. (a)	183,990	1,076,341
	AmSurg Corp. (a)	62,711	1,331,355
	Healthspring, Inc. (a)	167,402	2,050,674
	Kindred Healthcare, Inc. (a)	125,560	2,037,839
	Magellan Health Services, Inc. (a)	40,510	1,258,241
	Medcath Corp. (a)	137,730	1,207,892
	NovaMed, Inc. (a)	298,436	1,351,915
	Res-Care, Inc. (a)	167,505	2,380,246
	Triple-S Management Corp., Class B (a)	76,010	1,274,688
	U.S. Physical Therapy, Inc. (a)	65,365	985,051
Health Care Providers & Services Total			14,954,242
HEALTH CARE TOTAL			18,078,053
INDUSTRIALS — 18.1%
Aerospace & Defense — 1.5%
	AAR Corp. (a)	69,810	1,531,631
	Ceradyne, Inc. (a)	84,303	1,545,274
	Esterline Technologies Corp. (a)	49,160	1,927,564
	Ladish Co., Inc. (a)	122,130	1,847,827
Aerospace & Defense Total			6,852,296

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.3%
	Pacer International, Inc.	294,228	1,135,720
Air Freight & Logistics Total			1,135,720
Airlines — 0.5%
	Skywest, Inc.	146,580	2,430,296
Airlines Total			2,430,296
Building Products — 1.3%
	Ameron International Corp.	22,948	1,605,901
	Builders FirstSource, Inc. (a)	184,574	804,743
	Lennox International, Inc.	35,260	1,273,591
	NCI Building Systems, Inc. (a)	150,370	481,184
	Universal Forest Products, Inc.	41,260	1,628,120
Building Products Total			5,793,539
Commercial Services & Supplies — 2.3%
	ABM Industries, Inc.	71,630	1,507,095
	ATC Technology Corp. (a)	83,140	1,642,846
	Comfort Systems USA, Inc.	130,693	1,514,732
	Consolidated Graphics, Inc. (a)	63,050	1,573,098
	Ennis, Inc.	103,518	1,669,745
	United Stationers, Inc. (a)	49,370	2,350,506
Commercial Services & Supplies Total			10,258,022
Construction & Engineering — 2.6%
	Dycom Industries, Inc. (a)	160,370	1,972,551
	EMCOR Group, Inc. (a)	116,560	2,951,299
	KBR, Inc.	105,350	2,453,601
	KHD Humboldt Wedag International Ltd. (a)	104,492	1,084,627
	Layne Christensen Co. (a)	57,710	1,849,606
	Sterling Construction Co., Inc. (a)	64,590	1,156,807
Construction & Engineering Total			11,468,491
Electrical Equipment — 1.9%
	A.O. Smith Corp.	49,660	1,892,046
	Acuity Brands, Inc.	45,430	1,463,300
	Belden, Inc.	82,790	1,912,449
	GrafTech International Ltd. (a)	228,450	3,358,215
Electrical Equipment Total			8,626,010
Machinery — 3.2%
	Astec Industries, Inc. (a)	49,431	1,259,008
	CIRCOR International, Inc.	58,920	1,665,079
	EnPro Industries, Inc. (a)	88,462	2,022,241

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	FreightCar America, Inc.	66,678	1,620,275
	Harsco Corp.	56,294	1,993,371
	Kadant, Inc. (a)	104,120	1,262,976
	LB Foster Co., Class A (a)	38,954	1,191,213
	Mueller Industries, Inc.	75,660	1,806,004
	Robbins & Myers, Inc.	68,070	1,598,284
Machinery Total			14,418,451
Professional Services — 2.2%
	CDI Corp.	107,329	1,507,972
	Kforce, Inc. (a)	101,264	1,217,193
	Korn/Ferry International (a)	111,010	1,619,636
	LECG Corp. (a)	199,905	701,667
	MPS Group, Inc. (a)	341,884	3,596,620
	Navigant Consulting, Inc. (a)	82,860	1,118,610
Professional Services Total			9,761,698
Road & Rail — 1.8%
	Arkansas Best Corp.	47,000	1,407,180
	Heartland Express, Inc.	96,080	1,383,552
	Ryder System, Inc.	42,020	1,641,301
	Werner Enterprises, Inc.	196,860	3,667,502
Road & Rail Total			8,099,535
Trading Companies & Distributors — 0.5%
	Kaman Corp.	92,266	2,028,007
Trading Companies & Distributors Total			2,028,007
INDUSTRIALS TOTAL			80,872,065
INFORMATION TECHNOLOGY — 14.3%
Communications Equipment — 3.1%
	ADC Telecommunications, Inc. (a)	150,880	1,258,339
	Anaren, Inc. (a)	104,231	1,771,927
	Avocent Corp. (a)	82,700	1,676,329
	Bel Fuse, Inc., Class B	42,829	815,036
	Black Box Corp.	69,412	1,741,547
	Plantronics, Inc.	81,070	2,173,487
	Symmetricom, Inc. (a)	204,890	1,061,330
	Tekelec (a)	77,050	1,265,932
	Tellabs, Inc. (a)	293,420	2,030,466
Communications Equipment Total			13,794,393
Computers & Peripherals — 0.6%
	Adaptec, Inc. (a)	338,800	1,131,592
	Electronics for Imaging, Inc. (a)	128,870	1,452,365
Computers & Peripherals Total			2,583,957

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 4.2%
Anixter International, Inc. (a)	57,890	2,321,968
Benchmark Electronics, Inc. (a)	185,895	3,346,110
Brightpoint, Inc. (a)	292,614	2,560,373
CPI International, Inc. (a)	120,541	1,348,854
CTS Corp.	156,460	1,455,078
Electro Scientific Industries, Inc. (a)	116,890	1,565,157
Littelfuse, Inc. (a)	53,268	1,397,752
Methode Electronics, Inc.	167,212	1,449,728
MTS Systems Corp.	66,677	1,947,635
NAM TAI Electronics, Inc.	273,253	1,475,566
Electronic Equipment, Instruments & Components Total		18,868,221
Internet Software & Services — 0.5%
InfoSpace, Inc. (a)	136,280	1,054,807
United Online, Inc.	147,890	1,189,036
Internet Software & Services Total		2,243,843
IT Services — 1.3%
Acxiom Corp. (a)	106,350	1,006,071
CACI International, Inc., Class A (a)	43,203	2,042,206
CSG Systems International, Inc. (a)	93,455	1,496,214
MAXIMUS, Inc.	30,530	1,422,698
IT Services Total		5,967,189
Semiconductors & Semiconductor Equipment — 3.2%
Amkor Technology, Inc. (a)	210,640	1,449,203
ATMI, Inc. (a)	64,340	1,167,771
Cirrus Logic, Inc. (a)	237,210	1,318,888
Fairchild Semiconductor International, Inc. (a)	169,027	1,729,146
Kulicke & Soffa Industries, Inc. (a)	225,113	1,357,431
MKS Instruments, Inc. (a)	79,052	1,524,913
OmniVision Technologies, Inc. (a)	145,135	2,362,798
Verigy Ltd. (a)	147,148	1,709,860
Zoran Corp. (a)	122,417	1,410,244
Semiconductors & Semiconductor Equipment Total		14,030,254
Software — 1.4%
Jack Henry & Associates, Inc.	45,790	1,074,691
Mentor Graphics Corp. (a)	223,140	2,077,434
Monotype Imaging Holdings, Inc. (a)	26,488	222,764
Parametric Technology Corp. (a)	105,660	1,460,221

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Progress Software Corp. (a)	66,900	1,515,285
Software Total			6,350,395
INFORMATION TECHNOLOGY TOTAL			63,838,252
MATERIALS — 6.2%
Chemicals — 1.9%
	Cytec Industries, Inc.	71,783	2,330,794
	H.B. Fuller Co.	164,420	3,436,378
	OM Group, Inc. (a)	83,770	2,545,770
Chemicals Total			8,312,942
Construction Materials — 0.3%
	Eagle Materials, Inc.	48,141	1,375,870
Construction Materials Total			1,375,870
Containers & Packaging — 1.7%
	Greif, Inc., Class A	33,029	1,818,247
	Greif, Inc., Class B	83,412	4,351,604
	Packaging Corp. of America	81,038	1,653,175
Containers & Packaging Total			7,823,026
Metals & Mining — 2.3%
	Carpenter Technology Corp.	62,050	1,451,349
	Harry Winston Diamond Corp.	254,823	2,132,868
	Haynes International, Inc. (a)	62,797	1,998,201
	Olympic Steel, Inc.	75,025	2,152,467
	RTI International Metals, Inc. (a)	102,870	2,562,492
Metals & Mining Total			10,297,377
MATERIALS TOTAL			27,809,215
TELECOMMUNICATION SERVICES — 1.0%
Diversified Telecommunication Services — 0.3%
	Warwick Valley Telephone Co.	114,614	1,353,591
Diversified Telecommunication Services Total			1,353,591
Wireless Telecommunication Services — 0.7%
	NTELOS Holdings Corp.	76,190	1,345,515
	Syniverse Holdings, Inc. (a)	111,235	1,946,613
Wireless Telecommunication Services Total			3,292,128
TELECOMMUNICATION SERVICES TOTAL			4,645,719
UTILITIES — 5.7%
Electric Utilities — 2.8%
	ALLETE, Inc.	73,930	2,481,830
	El Paso Electric Co. (a)	121,821	2,152,577
	Great Plains Energy, Inc.	83,180	1,493,081
	Hawaiian Electric Industries, Inc.	55,220	1,000,586
	Maine & Maritimes Corp.	24,245	871,608

9

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	MGE Energy, Inc.	70,143	2,558,817
	UIL Holdings Corp.	74,294	1,960,619
Electric Utilities Total			12,519,118
Gas Utilities — 0.5%
	Laclede Group, Inc.	72,240	2,323,238
Gas Utilities Total			2,323,238
Independent Power Producers & Energy Traders — 0.7%
	Black Hills Corp.	118,470	2,981,890
Independent Power Producers & Energy Traders Total			2,981,890
Multi-Utilities — 1.7%
	Avista Corp.	155,260	3,139,357
	CH Energy Group, Inc.	42,575	1,886,498
	NorthWestern Corp.	103,870	2,537,544
Multi-Utilities Total			7,563,399
UTILITIES TOTAL			25,387,645

	Total Common Stocks (cost of $460,589,308)		445,913,388

		Par ($)
Short-Term Obligation — 0.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09, at 0.010%, collateralized by a U.S. Treasury Obligation maturing 02/29/16, market value $272,250 (repurchase proceeds $265,000)	265,000	265,000

	Total Short-Term Obligation (cost of $265,000)		265,000

	Total Investments — 100.0% (cost of $460,854,308)(b)(c)		446,178,388

	Other Assets & Liabilities, Net — (0.0)%		(186,014)

	Net Assets — 100.0%		445,992,374

10

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$48,742,207	$—	$—	$48,742,207
Consumer Staples	11,445,125	—	—	11,445,125
Energy	28,543,279	—	—	28,543,279
Financials	136,551,828	—	—	136,551,828
Health Care	18,078,053	—	—	18,078,053
Industrials	80,872,065	—	—	80,872,065
Information Technology	63,838,252	—	—	63,838,252
Materials	27,809,215	—	—	27,809,215
Telecommunication Services	4,645,719	—	—	4,645,719
Utilities	25,387,645	—	—	25,387,645
Total Common Stocks	445,913,388	—	—	445,913,388
Total Short-Term Obligation	—	265,000	—	265,000
Total Investments	$445,913,388	$265,000	$—	$446,178,388

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $460,854,308.

(c)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$60,385,424	$(75,061,344)	$(14,675,920)

11

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Small Company Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 16.0%
Diversified Consumer Services — 2.4%
Brink’s Home Security Holdings, Inc. (a)	8,590	264,486
Capella Education Co. (a)	5,858	394,478
Corinthian Colleges, Inc. (a)	24,750	459,360
Diversified Consumer Services Total		1,118,324
Hotels, Restaurants & Leisure — 3.3%
Ameristar Casinos, Inc.	15,330	241,907
Bally Technologies, Inc. (a)	5,100	195,687
DineEquity, Inc.	16,330	404,167
Red Robin Gourmet Burgers, Inc. (a)	14,283	291,659
Scientific Games Corp., Class A (a)	15,660	247,898
Vail Resorts, Inc. (a)	5,630	188,830
Hotels, Restaurants & Leisure Total		1,570,148
Household Durables — 1.2%
Tempur-Pedic International, Inc. (a)	18,840	356,830
Tupperware Brands Corp.	4,570	182,434
Household Durables Total		539,264
Internet & Catalog Retail — 0.5%
NutriSystem, Inc.	14,880	227,069
Internet & Catalog Retail Total		227,069
Media — 2.4%
Knology, Inc. (a)	79,890	778,927
LodgeNet Interactive Corp. (a)	48,330	364,892
Media Total		1,143,819
Specialty Retail — 2.5%
hhgregg, Inc. (a)	15,000	254,100
J Crew Group, Inc. (a)	7,900	282,978
Pier 1 Imports, Inc. (a)	84,800	328,176
Wet Seal, Inc., Class A (a)	86,560	327,197
Specialty Retail Total		1,192,451
Textiles, Apparel & Luxury Goods — 3.7%
Fossil, Inc. (a)	12,799	364,132
Iconix Brand Group, Inc. (a)	51,050	636,593
True Religion Apparel, Inc. (a)	16,720	433,550

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Warnaco Group, Inc. (a)	6,440	282,458
Textiles, Apparel & Luxury Goods Total			1,716,733
CONSUMER DISCRETIONARY TOTAL			7,507,808
CONSUMER STAPLES — 3.4%
Food & Staples Retailing — 0.6%
	Casey’s General Stores, Inc.	8,430	264,533
Food & Staples Retailing Total			264,533
Food Products — 1.6%
	American Italian Pasta Co., Class A (a)	14,070	382,423
	Darling International, Inc. (a)	47,952	352,447
Food Products Total			734,870
Household Products — 0.6%
	Central Garden & Pet Co., Class A (a)	28,030	306,368
Household Products Total			306,368
Personal Products — 0.6%
	Chattem, Inc. (a)	4,355	289,216
Personal Products Total			289,216
CONSUMER STAPLES TOTAL			1,594,987
ENERGY — 4.2%
Energy Equipment & Services — 1.4%
	Dril-Quip, Inc. (a)	9,320	462,645
	Pioneer Drilling Co. (a)	26,901	197,453
Energy Equipment & Services Total			660,098
Oil, Gas & Consumable Fuels — 2.8%
	Comstock Resources, Inc. (a)	7,040	282,163
	Contango Oil & Gas Co. (a)	5,320	271,639
	Encore Acquisition Co. (a)	7,030	262,922
	Goodrich Petroleum Corp. (a)	8,760	226,096
	Stone Energy Corp. (a)	16,410	267,647
Oil, Gas & Consumable Fuels Total			1,310,467
ENERGY TOTAL			1,970,565
FINANCIALS — 5.8%
Capital Markets — 2.7%
	Evercore Partners, Inc., Class A	6,299	184,057
	Greenhill & Co., Inc.	3,260	292,031
	Stifel Financial Corp. (a)	8,461	464,509
	Waddell & Reed Financial, Inc., Class A	11,228	319,436
Capital Markets Total			1,260,033

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 0.6%
Pinnacle Financial Partners, Inc. (a)	21,940	278,858
Commercial Banks Total		278,858
Diversified Financial Services — 0.8%
Portfolio Recovery Associates, Inc. (a)	8,428	382,041
Diversified Financial Services Total		382,041
Insurance — 0.3%
Platinum Underwriters Holdings Ltd.	3,710	132,966
Insurance Total		132,966
Real Estate Investment Trusts (REITs) — 1.4%
Home Properties, Inc.	5,409	233,074
National Retail Properties, Inc.	9,984	214,356
Washington Real Estate Investment Trust	7,247	208,714
Real Estate Investment Trusts (REITs) Total		656,144
FINANCIALS TOTAL		2,710,042
HEALTH CARE — 24.2%
Biotechnology — 10.0%
Alexion Pharmaceuticals, Inc. (a)	10,852	483,348
Alkermes, Inc. (a)	33,520	308,049
BioMarin Pharmaceuticals, Inc. (a)	19,087	345,093
Human Genome Sciences, Inc. (a)	25,160	473,511
Immunogen, Inc. (a)	27,217	220,730
Isis Pharmaceuticals, Inc. (a)	21,520	313,546
Martek Biosciences Corp. (a)	11,340	256,171
Onyx Pharmaceuticals, Inc. (a)	14,609	437,832
Regeneron Pharmaceuticals, Inc. (a)	18,981	366,333
Rigel Pharmaceuticals, Inc. (a)	32,906	269,829
Savient Pharmaceuticals, Inc. (a)	11,840	179,968
Seattle Genetics, Inc. (a)	32,212	451,934
Theravance, Inc. (a)	14,270	208,913
United Therapeutics Corp. (a)	7,892	386,629
Biotechnology Total		4,701,886
Health Care Equipment & Supplies — 5.6%
American Medical Systems Holdings, Inc. (a)	15,280	258,538
Masimo Corp. (a)	11,293	295,877
Meridian Bioscience, Inc.	16,606	415,316
NuVasive, Inc. (a)	9,394	392,293
Palomar Medical Technologies, Inc. (a)	12,080	195,817
Quidel Corp. (a)	21,400	347,322
STERIS Corp.	14,980	456,141

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Thoratec Corp. (a)	8,460	256,084
Health Care Equipment & Supplies Total			2,617,388
Health Care Providers & Services — 4.7%
	Alliance Healthcare Services, Inc. (a)	41,678	235,898
	AMERIGROUP Corp. (a)	9,630	213,497
	inVentiv Health, Inc. (a)	15,291	255,818
	MWI Veterinary Supply, Inc. (a)	2,353	94,002
	Owens & Minor, Inc.	11,530	521,733
	Psychiatric Solutions, Inc. (a)	31,866	852,734
Health Care Providers & Services Total			2,173,682
Health Care Technology — 1.0%
	Allscripts-Misys Healthcare Solutions, Inc.	10,500	212,835
	Quality Systems, Inc.	4,220	259,826
Health Care Technology Total			472,661
Life Sciences Tools & Services — 2.0%
	Albany Molecular Research, Inc. (a)	20,570	178,136
	Bio-Rad Laboratories, Inc., Class A (a)	3,098	284,644
	Dionex Corp. (a)	7,510	487,925
Life Sciences Tools & Services Total			950,705
Pharmaceuticals — 0.9%
	Eurand NV (a)	19,864	300,741
	Vivus, Inc. (a)	13,000	135,850
Pharmaceuticals Total			436,591
HEALTH CARE TOTAL			11,352,913
INDUSTRIALS — 14.1%
Aerospace & Defense — 2.4%
	HEICO Corp.	6,866	297,710
	Hexcel Corp. (a)	22,720	259,917
	Stanley, Inc. (a)	6,880	176,953
	Teledyne Technologies, Inc. (a)	10,292	370,409
Aerospace & Defense Total			1,104,989
Air Freight & Logistics — 0.8%
	HUB Group, Inc., Class A (a)	16,943	387,148
Air Freight & Logistics Total			387,148
Commercial Services & Supplies — 1.2%
	Geo Group, Inc. (a)	17,989	362,838
	Waste Connections, Inc. (a)	7,040	203,174
Commercial Services & Supplies Total			566,012

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 1.4%
Granite Construction, Inc.	6,105	188,889
Great Lakes Dredge & Dock Corp.	65,426	456,673
Construction & Engineering Total		645,562
Electrical Equipment — 3.4%
American Superconductor Corp. (a)	10,020	336,071
AZZ, Inc. (a)	6,100	245,037
II-VI, Inc. (a)	16,072	408,872
Regal-Beloit Corp.	6,010	274,717
Thomas & Betts Corp. (a)	11,230	337,798
Electrical Equipment Total		1,602,495
Machinery — 1.8%
Dynamic Materials Corp.	10,830	216,167
Trinity Industries, Inc.	13,440	231,033
Wabtec Corp.	10,632	399,019
Machinery Total		846,219
Marine — 1.1%
Genco Shipping & Trading Ltd.	10,060	209,047
Kirby Corp. (a)	7,660	282,041
Marine Total		491,088
Professional Services — 0.3%
Korn/Ferry International (a)	10,876	158,681
Professional Services Total		158,681
Road & Rail — 0.5%
Old Dominion Freight Line, Inc. (a)	7,520	228,834
Road & Rail Total		228,834
Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc. (a)	27,790	444,084
Watsco, Inc.	2,570	138,549
Trading Companies & Distributors Total		582,633
INDUSTRIALS TOTAL		6,613,661
INFORMATION TECHNOLOGY — 27.7%
Communications Equipment — 4.9%
3Com Corp. (a)	95,610	500,040
Arris Group, Inc. (a)	26,335	342,618
Brocade Communications Systems, Inc. (a)	29,690	233,364
Comtech Telecommunications Corp. (a)	6,700	222,574
Digi International, Inc. (a)	20,027	170,630
Polycom, Inc. (a)	31,759	849,553
Communications Equipment Total		2,318,779

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 0.4%
Synaptics, Inc. (a)	7,180	180,936
Computers & Peripherals Total		180,936
Electronic Equipment, Instruments & Components — 3.1%
Brightpoint, Inc. (a)	117,951	1,032,071
TTM Technologies, Inc. (a)	36,830	422,440
Electronic Equipment, Instruments & Components Total		1,454,511
Internet Software & Services — 4.1%
comScore, Inc. (a)	13,620	245,296
Equinix, Inc. (a)	6,524	600,208
MercadoLibre, Inc. (a)	3,670	141,148
Perficient, Inc. (a)	28,600	236,522
Switch & Data Facilities Co., Inc. (a)	23,480	319,563
ValueClick, Inc. (a)	27,440	361,934
Internet Software & Services Total		1,904,671
IT Services — 4.4%
CACI International, Inc., Class A (a)	8,540	403,686
Cybersource Corp. (a)	13,850	230,880
Syntel, Inc.	10,480	500,210
TeleTech Holdings, Inc. (a)	33,985	579,784
Wright Express Corp. (a)	11,250	331,987
IT Services Total		2,046,547
Semiconductors & Semiconductor Equipment — 5.1%
Atheros Communications, Inc. (a)	13,910	369,033
Cabot Microelectronics Corp. (a)	7,810	272,257
Cavium Networks, Inc. (a)	14,090	302,512
Monolithic Power Systems, Inc. (a)	8,378	196,464
RF Micro Devices, Inc. (a)	25,940	140,854
Semtech Corp. (a)	21,590	367,246
Skyworks Solutions, Inc. (a)	35,400	468,696
TriQuint Semiconductor, Inc. (a)	39,310	303,473
Semiconductors & Semiconductor Equipment Total		2,420,535
Software — 5.7%
ANSYS, Inc. (a)	10,856	406,774
Cadence Design Systems, Inc. (a)	28,030	205,740
Concur Technologies, Inc. (a)	6,524	259,394
Net 1 UEPS Technologies, Inc. (a)	29,354	615,260
Solera Holdings, Inc.	11,560	359,632
THQ, Inc. (a)	52,620	359,921

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Websense, Inc. (a)	27,347	459,430
Software Total			2,666,151
INFORMATION TECHNOLOGY TOTAL			12,992,130
MATERIALS — 2.3%
Chemicals — 1.2%
	Koppers Holdings, Inc.	10,483	310,821
	Solutia, Inc. (a)	23,025	266,630
Chemicals Total			577,451
Containers & Packaging — 0.8%
	Greif, Inc., Class A	6,506	358,155
Containers & Packaging Total			358,155
Metals & Mining — 0.3%
	Compass Minerals International, Inc.	2,670	164,525
Metals & Mining Total			164,525
MATERIALS TOTAL			1,100,131
TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services — 0.4%
	Neutral Tandem, Inc. (a)	7,050	160,458
Diversified Telecommunication Services Total			160,458
Wireless Telecommunication Services — 1.3%
	Leap Wireless International, Inc. (a)	7,270	142,128
	NTELOS Holdings Corp.	26,830	473,818
Wireless Telecommunication Services Total			615,946
TELECOMMUNICATION SERVICES TOTAL			776,404

	Total Common Stocks (cost of $43,651,203)		46,618,641

		Par ($)
Short-Term Obligation — 1.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Treasury obligation maturing 02/12/15, market value $685,927 (repurchase proceeds $670,000)	670,000	670,000

	Total Short-Term Obligation (cost of $670,000)		670,000

	Total Investments — 100.8% (cost of $44,321,203)(b)(c)		47,288,641

	Other Assets & Liabilities, Net — (0.8)%		(368,187)

	Net Assets — 100.0%		46,920,454

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$7,507,808	$—	$—	$7,507,808
Consumer Staples	1,594,987	—	—	1,594,987
Energy	1,970,565	—	—	1,970,565
Financials	2,710,042	—	—	2,710,042
Health Care	11,352,913	—	—	11,352,913
Industrials	6,613,661	—	—	6,613,661
Information Technology	12,992,130	—	—	12,992,130
Materials	1,100,131	—	—	1,100,131
Telecommunications Services	776,404	—	—	776,404
Total Common Stocks	46,618,641	—	—	46,618,641
Total Short-Term Obligation	—	670,000	—	670,000
Total Investments	$46,618,641	$670,000	$—	$47,288,641

8

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $44,321,203.

(c)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$6,767,807	$(3,800,369)	$2,967,438

9

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Strategic Income Fund, Variable Series

			Par (a)	Value ($)*
Government & Agency Obligations— 43.6%
FOREIGN GOVERNMENT OBLIGATIONS — 29.7%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09 (b)	EUR	250,000	366,752
Banco Nacional de Desenvolvimento Economico e Social
	6.369% 06/16/18 (b)		150,000	157,688
European Investment Bank
	0.134% 09/21/11 (b)(c)	JPY	87,000,000	959,449
	1.250% 09/20/12	JPY	30,000,000	341,874
	1.400% 06/20/17	JPY	52,700,000	596,173
	5.500% 12/07/11	GBP	210,000	361,530
Federal Republic of Germany
	5.000% 07/04/12	EUR	360,000	572,943
	6.000% 06/20/16	EUR	330,000	572,726
Federative Republic of Brazil
	7.375% 02/03/15	EUR	260,000	434,688
	8.750% 02/04/25		365,000	481,800
	11.000% 08/17/40 (d)		410,000	551,450
	12.500% 01/05/22	BRL	250,000	155,227
Government of Canada
	4.000% 06/01/16	CAD	265,000	264,973
	8.000% 06/01/23	CAD	240,000	324,924
Government of Japan
	1.400% 12/20/18	JPY	60,000,000	682,900
Instituto de Credito Oficial
	1.500% 09/20/12	JPY	22,000,000	247,506
International Finance Corp.
	7.500% 02/28/13	AUD	390,000	364,815
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	50,000,000	587,430
Kingdom of Belgium
	3.250% 09/28/16	EUR	200,000	294,440
Kingdom of Norway
	4.250% 05/19/17	NOK	3,670,000	645,981
	6.000% 05/16/11	NOK	670,000	121,890
Kingdom of Spain
	3.800% 01/31/17	EUR	245,000	368,943
New South Wales Treasury Corp.
	6.000% 04/01/19	AUD	135,000	119,180
Pemex Project Funding Master Trust
	5.750% 03/01/18		230,000	227,413

1

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Penerbangan Malaysia Bhd
	5.625% 03/15/16 (b)		110,000	116,486
Province of British Columbia
	5.700% 06/18/29	CAD	100,000	106,695
Queensland Treasury Corp.
	6.000% 10/14/15	AUD	130,000	116,040
Republic of Argentina
	8.280% 12/31/33		125,318	84,589
Republic of Colombia
	7.375% 03/18/19		130,000	148,655
	8.125% 05/21/24		145,000	174,000
	9.750% 04/09/11		228,701	244,710
Republic of Finland
	4.250% 07/04/15	EUR	120,000	189,053
Republic of France
	4.000% 04/25/13	EUR	295,000	459,333
	4.750% 10/25/12	EUR	275,000	436,104
	5.500% 04/25/29	EUR	250,000	434,538
Republic of Hungary
	4.750% 02/03/15		80,000	79,734
Republic of Indonesia
	7.250% 04/20/15 (b)		110,000	121,275
	10.375% 05/04/14 (b)		310,000	377,425
Republic of Italy
	5.250% 08/01/17	EUR	400,000	653,063
Republic of Panama
	8.875% 09/30/27		575,000	759,000
Republic of Peru
	7.350% 07/21/25		100,000	116,750
	8.375% 05/03/16		450,000	547,875
Republic of Philippines
	6.500% 01/20/20		190,000	203,538
	8.875% 03/17/15		400,000	481,000
Republic of Poland
	5.625% 06/20/18	EUR	150,000	233,046
	6.250% 10/24/15	PLN	1,850,000	657,106
Republic of South Africa
	6.500% 06/02/14		150,000	164,250
	13.000% 08/31/10	ZAR	576,666	80,540
	13.000% 08/31/11	ZAR	576,667	84,287

2

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Republic of Turkey
	7.000% 09/26/16		180,000	193,734
	7.375% 02/05/25		320,000	347,616
	7.500% 07/14/17		90,000	99,225
Republic of Uruguay
	PIK,
	7.875% 01/15/33		300,000	325,200
Republic of Venezuela
	9.250% 09/15/27		760,000	611,800
Russian Federation
	7.500% 03/31/30		888,300	964,339
	12.750% 06/24/28		250,000	416,275
United Kingdom Treasury
	5.000% 03/07/25	GBP	235,000	420,156
	9.000% 07/12/11	GBP	20,000	36,374
United Mexican States
	6.050% 01/11/40		240,000	239,400
	11.375% 09/15/16		370,000	510,600
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				21,036,506
U.S. GOVERNMENT OBLIGATIONS — 13.9%
U.S. Treasury Bonds
	7.500% 11/15/24 (e)		1,310,000	1,843,621
	8.750% 05/15/17		3,100,000	4,294,712
U.S. Treasury Notes
	4.250% 09/30/12		950,000	1,029,340
	5.000% 02/15/11 (e)		2,565,000	2,719,600
U.S. GOVERNMENT OBLIGATIONS TOTAL				9,887,273

	Total Government & Agency Obligations (cost of $27,719,857)			30,923,779
Corporate Fixed-Income Bonds & Notes — 44.4%
BASIC MATERIALS — 4.2%
Chemicals — 0.9%
Agricultural Chemicals — 0.1%
Terra Capital, Inc.
	7.000% 02/01/17		70,000	72,975
				72,975
Chemicals-Diversified — 0.6%
Dow Chemical Co.
	8.550% 05/15/19		45,000	50,587
Huntsman International LLC
	6.875% 11/15/13 (b)		90,000	117,214
	7.875% 11/15/14		55,000	51,287

3

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
INEOS Group Holdings PLC
	8.500% 02/15/16 (b)	180,000	85,500
INVISTA
	9.250% 05/01/12 (b)	140,000	140,000
			444,588
Chemicals-Specialty — 0.2%
Chemtura Corp.
	6.875% 06/01/16 (f)	110,000	115,500
			115,500
Chemicals Total			633,063
Forest Products & Paper — 0.9%
Paper & Related Products — 0.9%
Cascades, Inc.
	7.250% 02/15/13	90,000	88,200
Clearwater Paper Corp.
	10.625% 06/15/16 (b)	35,000	37,844
Domtar Corp.
	7.125% 08/15/15	55,000	53,900
Georgia-Pacific Corp.
	8.000% 01/15/24	205,000	202,950
NewPage Corp.
	10.000% 05/01/12	65,000	42,900
	11.375% 12/31/14 (b)	55,000	54,037
PE Paper Escrow GmbH
	12.000% 08/01/14 (b)	100,000	108,000
Westvaco Corp.
	8.200% 01/15/30	80,000	78,469
			666,300
Forest Products & Paper Total			666,300
Iron/Steel — 0.5%
Steel-Producers — 0.5%
Russel Metals, Inc.
	6.375% 03/01/14	65,000	58,256
Steel Dynamics, Inc.
	8.250% 04/15/16 (b)	165,000	165,825
United States Steel Corp.
	7.000% 02/01/18	115,000	110,443
			334,524
Iron/Steel Total			334,524

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metals & Mining — 1.9%
Diversified Minerals — 0.5%
FMG Finance Ltd.
	10.625% 09/01/16 (b)	155,000	171,663
Teck Resources Ltd.
	10.750% 05/15/19	160,000	186,000
			357,663
Metal-Diversified — 0.6%
Freeport-McMoRan Copper & Gold, Inc.
	8.250% 04/01/15	10,000	10,637
	8.375% 04/01/17	320,000	340,400
Vedanta Resources PLC
	9.500% 07/18/18 (b)	100,000	98,500
			449,537
Mining Services — 0.1%
Noranda Aluminium Holding Corp.
	PIK,
	7.163% 11/15/14 (11/16/09) (c)(g)	151,593	74,281
			74,281
Non-Ferrous Metals — 0.7%
Codelco, Inc.
	7.500% 01/15/19 (b)	380,000	458,940
			458,940
Metals & Mining Total			1,340,421
BASIC MATERIALS TOTAL			2,974,308
COMMUNICATIONS — 8.4%
Advertising — 0.1%
Advertising Agencies — 0.1%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	25,000	23,656
	10.000% 07/15/17 (b)	30,000	32,400
			56,056
Advertising Total			56,056
Media — 2.0%
Broadcast Services/Programs — 0.1%
Liberty Media LLC
	8.250% 02/01/30	90,000	74,250
			74,250
Cable TV — 1.3%
Charter Communications Holdings II LLC
	10.250% 09/15/10 (h)	130,000	146,250

5

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
	10.375% 04/30/14 (b)(h)	130,000	132,600
Comcast Corp.
	6.950% 08/15/37	85,000	94,874
CSC Holdings, Inc.
	8.500% 04/15/14 (b)	110,000	115,500
	8.500% 06/15/15 (b)	70,000	73,500
DirecTV Holdings LLC
	6.375% 06/15/15	10,000	10,125
DISH DBS Corp.
	6.625% 10/01/14	250,000	243,125
	7.875% 09/01/19 (b)(i)	60,000	60,600
Time Warner Cable, Inc.
	7.300% 07/01/38	45,000	51,939
			928,513
Multimedia — 0.1%
News America, Inc.
	6.400% 12/15/35	20,000	20,176
	6.550% 03/15/33	40,000	40,940
			61,116
Publishing-Books — 0.3%
Cengage Learning Acquisitions, Inc.
	10.500% 01/15/15 (b)	220,000	207,900
			207,900
Radio — 0.1%
CMP Susquehanna Corp.
	3.440% 05/15/14 (j)	12,000	5,400
Sirius XM Radio, Inc.
	9.750% 09/01/15 (b)	115,000	117,300
			122,700
Television — 0.1%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15 (b)	105,000	35,700
			35,700
Media Total			1,430,179

6

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 6.3%
Cellular Telecommunications — 2.0%
Cellco Partnership/Verizon Wireless Capital LLC
	8.500% 11/15/18 (b)	30,000	37,459
Cricket Communications, Inc.
	9.375% 11/01/14	165,000	167,475
Digicel Group Ltd.
	8.875% 01/15/15 (b)	240,000	223,200
MetroPCS Wireless, Inc.
	9.250% 11/01/14	175,000	178,938
Nextel Communications, Inc.
	7.375% 08/01/15	200,000	179,500
NII Capital Corp.
	10.000% 08/15/16 (b)	50,000	52,000
Orascom Telecom Finance SCA
	7.875% 02/08/14 (b)	100,000	95,500
Verizon Wireless Capital LLC
	5.550% 02/01/14 (b)	110,000	118,875
Wind Acquisition Finance SA
	11.750% 07/15/17 (b)	325,000	391,278
			1,444,225
Media — 0.5%
Nielsen Finance LLC / Nielsen Finance Co.
	11.500% 05/01/16	145,000	152,250
Quebecor Media, Inc.
	7.750% 03/15/16	200,000	198,000
			350,250
Satellite Telecommunications — 0.9%
GeoEye, Inc.
	9.625% 10/01/15 (b)(i)	80,000	81,000
Inmarsat Finance II PLC
	10.375% 11/15/12	160,000	165,600
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	370,000	395,900
			642,500
Telecommunication Equipment — 0.3%
Lucent Technologies, Inc.
	6.450% 03/15/29	300,000	228,375
			228,375

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 0.9%
Global Crossing Ltd.
	12.000% 09/15/15 (b)	110,000	115,500
Hellas Telecommunications Luxembourg II
	6.259% 01/15/15 (10/15/09) (b)(c)(g)	75,000	11,625
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16 (b)	125,000	129,375
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)	45,000	46,350
Syniverse Technologies, Inc.
	7.750% 08/15/13	95,000	87,994
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	90,000	92,700
West Corp.
	11.000% 10/15/16	160,000	158,800
			642,344
Telephone-Integrated — 1.6%
BellSouth Corp.
	5.200% 09/15/14	65,000	70,375
British Telecommunications PLC
	5.950% 01/15/18	25,000	25,325
Citizens Communications Co.
	7.875% 01/15/27	185,000	168,812
Qwest Communications International, Inc.
	7.500% 02/15/14	150,000	148,125
Qwest Corp.
	7.500% 10/01/14	70,000	70,700
	7.500% 06/15/23	170,000	154,700
Sprint Capital Corp.
	6.875% 11/15/28	45,000	37,575
Telefonica Emisiones SAU
	6.421% 06/20/16	95,000	106,691
Virgin Media Finance PLC
	9.500% 08/15/16	130,000	136,825
Windstream Corp.
	8.625% 08/01/16	210,000	214,725
			1,133,853

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Wireless Equipment — 0.1%
Crown Castle International Corp.
	9.000% 01/15/15	70,000	73,325
			73,325
Telecommunication Services Total			4,514,872
COMMUNICATIONS TOTAL			6,001,107
CONSUMER CYCLICAL — 4.6%
Apparel — 0.2%
Apparel Manufacturers — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15	155,000	161,200
			161,200
Apparel Total			161,200
Auto Manufacturers — 0.1%
Auto-Cars/Light Trucks — 0.1%
General Motors Corp.
	7.200% 01/15/11 (k)	90,000	13,725
	8.375% 07/15/33 (k)	290,000	47,125
			60,850
Auto Manufacturers Total			60,850
Auto Parts & Equipment — 0.3%
Auto/Truck Parts & Equipment-Original — 0.1%
TRW Automotive, Inc.
	7.000% 03/15/14 (b)	75,000	68,250
			68,250
Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	89,000	92,338
	10.500% 05/15/16	35,000	37,975
			130,313
Auto Parts & Equipment Total			198,563
Entertainment — 0.9%
Casino Services — 0.1%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14 (b)	85,000	75,650
			75,650
Gambling (Non-Hotel) — 0.5%
Boyd Gaming Corp.
	6.750% 04/15/14	125,000	111,875
Jacobs Entertainment, Inc.
	9.750% 06/15/14	85,000	77,456
Mashantucket Western Pequot Tribe
	8.500% 11/15/15 (b)	185,000	67,063

9

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	50,000	44,250
	8.625% 08/01/17 (b)	60,000	60,300
			360,944
Music — 0.3%
WMG Acquisition Corp.
	7.375% 04/15/14	85,000	81,388
WMG Holdings Corp.
	(l) 12/15/14
	9.500% 12/15/14	85,000	81,812
			163,200
Resorts/Theme Parks — 0.0%
Six Flags, Inc.
	9.625% 06/01/14 (f)	95,000	17,575
			17,575
Entertainment Total			617,369
Home Builders — 0.6%
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.
	5.625% 09/15/14	115,000	110,975
	5.625% 01/15/16	40,000	37,400
KB Home
	5.875% 01/15/15	170,000	160,225
Ryland Group, Inc.
	8.400% 05/15/17	45,000	48,262
Standard Pacific Corp.
	7.000% 08/15/15	60,000	52,500
			409,362
Home Builders Total			409,362
Leisure Time — 0.1%
Cruise Lines — 0.1%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	105,000	81,900
			81,900
Leisure Time Total			81,900
Lodging — 1.1%
Casino Hotels — 0.6%
Harrah’s Operating Co., Inc.
	10.000% 12/15/18 (b)	89,000	70,755
	11.250% 06/01/17 (b)	40,000	40,400

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp.
	11.250% 06/01/17(b)	90,000	92,475
Majestic Star LLC
	9.750% 01/15/11(m)	175,000	18,375
MGM Mirage
	6.750% 09/01/12	175,000	146,562
Snoqualmie Entertainment Authority
	4.680% 02/01/14 (02/01/10) (b)(c)(g)	30,000	14,700
	9.125% 02/01/15(b)	100,000	53,000
			436,267
Gambling (Non-Hotel) — 0.2%
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	195,000	166,460
			166,460
Hotels & Motels — 0.3%
Host Hotels & Resorts LP
	6.750% 06/01/16	105,000	99,750
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	100,000	94,375
			194,125
Lodging Total			796,852
Retail — 1.3%
Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc.
	8.500% 06/15/19(b)	95,000	99,382
Phillips-Van Heusen Corp.
	8.125% 05/01/13	45,000	45,788
			145,170
Retail-Discount — 0.2%
Dollar General Corp.
	PIK,
	11.875% 07/15/17	145,000	163,125
			163,125
Retail-Drug Stores — 0.2%
CVS Pass-Through Trust
	8.353% 07/10/31(b)	19,946	22,200
Rite Aid Corp.
	9.500% 06/15/17	165,000	133,650
			155,850

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Propane Distributors — 0.4%
AmeriGas Partners LP
	7.125% 05/20/16	135,000	129,600
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	45,000	45,225
	8.750% 03/01/15 (b)	85,000	87,338
			262,163
Retail-Restaurants — 0.1%
McDonald’s Corp.
	5.700% 02/01/39	50,000	54,133
			54,133
Retail-Toy Store — 0.2%
Toys R US, Inc.
	7.375% 10/15/18	160,000	139,200
			139,200
Retail Total			919,641
CONSUMER CYCLICAL TOTAL			3,245,737
CONSUMER NON-CYCLICAL — 6.2%
Beverages — 0.2%
Beverages-Non-Alcoholic — 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	70,000	69,562
			69,562
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc.
	8.125% 01/15/12	70,000	70,000
			70,000
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
	7.750% 01/15/19 (b)	30,000	35,498
			35,498
Beverages Total			175,060
Biotechnology — 0.1%
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	60,000	61,500
			61,500
Biotechnology Total			61,500

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 1.3%
Commercial Services — 0.4%
ARAMARK Corp.
	8.500% 02/01/15	150,000	151,312
Iron Mountain, Inc.
	8.000% 06/15/20	110,000	110,550
			261,862
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14 (b)	115,000	77,194
			77,194
Funeral Services & Related Items — 0.1%
Service Corp. International
	6.750% 04/01/16	80,000	78,400
	7.000% 06/15/17	15,000	14,625
			93,025
Private Corrections — 0.2%
Corrections Corp. of America
	6.250% 03/15/13	80,000	78,800
GEO Group, Inc.
	8.250% 07/15/13	90,000	90,900
			169,700
Rental Auto/Equipment — 0.5%
Ashtead Holdings PLC
	8.625% 08/01/15 (b)	130,000	124,800
Rental Service Corp.
	9.500% 12/01/14	105,000	101,325
United Rentals North America, Inc.
	6.500% 02/15/12	90,000	90,225
			316,350
Commercial Services Total			918,131
Food — 1.2%
Food-Meat Products — 0.6%
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	165,000	177,375
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	120,000	126,000
Tyson Foods, Inc.
	10.500% 03/01/14	85,000	96,262
			399,637

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food-Miscellaneous/Diversified — 0.5%
Campbell Soup Co.
	4.500% 02/15/19	30,000	30,783
ConAgra Foods, Inc.
	7.000% 10/01/28	45,000	49,787
Del Monte Corp.
	6.750% 02/15/15	65,000	64,187
Pinnacle Foods Finance LLC
	9.250% 04/01/15	160,000	162,400
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	90,000	69,075
			376,232
Retail-Hypermarkets — 0.1%
New Albertsons, Inc.
	8.000% 05/01/31	85,000	76,288
			76,288
Food Total			852,157
Healthcare Products — 0.5%
Medical Products — 0.5%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	305,000	324,063
			324,063
Healthcare Products Total			324,063
Healthcare Services — 1.9%
Dialysis Centers — 0.1%
DaVita, Inc.
	7.250% 03/15/15	65,000	64,350
			64,350
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	70,000	77,920
			77,920
Medical-HMO — 0.2%
Health Net, Inc.
	6.375% 06/01/17	110,000	96,800
WellPoint, Inc.
	7.000% 02/15/19	40,000	45,470
			142,270

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Medical-Hospitals — 1.2%
Community Health Systems, Inc.
	8.875% 07/15/15	190,000	194,750
HCA, Inc.
	9.250% 11/15/16	10,000	10,338
	PIK,
	9.625% 11/15/16	599,000	622,960
			828,048
Physical Therapy/Rehab Centers — 0.1%
Healthsouth Corp.
	10.750% 06/15/16	70,000	75,950
			75,950
Physician Practice Management — 0.2%
U.S. Oncology Holdings, Inc.
	PIK,
	6.428% 03/15/12 (03/15/10) (c)(g)	84,000	73,080
U.S. Oncology, Inc.
	9.125% 08/15/17 (b)	70,000	73,675
			146,755
Healthcare Services Total			1,335,293
Household Products/Wares — 0.2%
Consumer Products-Miscellaneous — 0.2%
American Greetings Corp.
	7.375% 06/01/16	65,000	62,238
Jostens IH Corp.
	7.625% 10/01/12	100,000	100,125
			162,363
Household Products/Wares Total			162,363
Pharmaceuticals — 0.8%
Medical-Drugs — 0.6%
Elan Finance PLC
	8.875% 12/01/13	130,000	130,975
Novartis Securities Investment Ltd.
	5.125% 02/10/19	50,000	53,228
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	95,000	96,425
Warner Chilcott Corp.
	8.750% 02/01/15	126,000	129,150
			409,778

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmacy Services — 0.2%
Omnicare, Inc.
	6.750% 12/15/13	135,000	130,612
			130,612
Pharmaceuticals Total			540,390
CONSUMER NON-CYCLICAL TOTAL			4,368,957
ENERGY — 6.8%
Coal — 0.5%
Arch Western Finance LLC
	6.750% 07/01/13	150,000	147,563
Massey Energy Co.
	6.875% 12/15/13	205,000	197,825
			345,388
Coal Total			345,388
Oil & Gas — 4.7%
Oil Companies-Exploration & Production — 4.1%
Chesapeake Energy Corp.
	6.375% 06/15/15	255,000	236,831
	9.500% 02/15/15	30,000	31,575
Cimarex Energy Co.
	7.125% 05/01/17	130,000	120,900
Compton Petroleum Corp.
	7.625% 12/01/13	80,000	60,400
Connacher Oil & Gas Ltd.
	11.750% 07/15/14 (b)	100,000	106,500
Forest Oil Corp.
	8.500% 02/15/14 (b)	145,000	146,087
Newfield Exploration Co.
	6.625% 04/15/16	185,000	181,300
Nexen, Inc.
	5.875% 03/10/35	40,000	36,635
	7.500% 07/30/39	30,000	32,668
OPTI Canada, Inc.
	8.250% 12/15/14	185,000	143,375
Pemex Finance Ltd.
	9.150% 11/15/18	310,000	348,553
	10.610% 08/15/17	215,000	270,382
Penn Virginia Corp.
	10.375% 06/15/16	70,000	75,600
Petrobras International Finance Co.
	5.875% 03/01/18	150,000	155,585
	7.875% 03/15/19	120,000	138,450

16

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
PetroHawk Energy Corp.
	7.875% 06/01/15	205,000	201,925
Quicksilver Resources, Inc.
	7.125% 04/01/16	170,000	147,475
Range Resources Corp.
	7.500% 05/15/16	45,000	45,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (b)	335,000	348,256
Southwestern Energy Co.
	7.500% 02/01/18	70,000	70,700
			2,898,197
Oil Refining & Marketing — 0.3%
Frontier Oil Corp.
	8.500% 09/15/16	65,000	66,544
Tesoro Corp.
	6.625% 11/01/15	100,000	92,500
United Refining Co.
	10.500% 08/15/12	50,000	43,000
			202,044
Oil-Field Services — 0.3%
Gazprom International SA
	7.201% 02/01/20 (b)	191,510	197,255
			197,255
Oil & Gas Total			3,297,496
Oil & Gas Services — 0.2%
Oil-Field Services — 0.1%
Halliburton Co.
	5.900% 09/15/18	20,000	21,950
Smith International, Inc.
	9.750% 03/15/19	20,000	24,677
Weatherford International Ltd.
	5.150% 03/15/13	40,000	42,015
			88,642
Seismic Data Collection — 0.1%
Seitel, Inc.
	9.750% 02/15/14	95,000	64,600
			64,600
Oil & Gas Services Total			153,242

17

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 0.2%
Oil Company-Integrated — 0.2%
Ecopetrol SA
	7.625% 07/23/19 (b)	150,000	164,250
			164,250
Oil, Gas & Consumable Fuels Total			164,250
Pipelines — 1.2%
Atlas Pipeline Partners LP
	8.125% 12/15/15	110,000	88,550
El Paso Corp.
	6.875% 06/15/14	140,000	137,200
	7.250% 06/01/18	75,000	73,769
Kinder Morgan Energy Partners LP
	5.800% 03/01/21	25,000	25,396
	6.500% 09/01/39	20,000	20,345
	6.950% 01/15/38	30,000	32,222
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	130,000	123,825
MarkWest Energy Partners LP
	6.875% 11/01/14	105,000	98,700
	8.500% 07/15/16	50,000	49,500
Plains All American Pipeline LP
	5.750% 01/15/20	5,000	5,039
	6.500% 05/01/18	75,000	80,332
	8.750% 05/01/19	5,000	6,002
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (c)(g)	70,000	61,330
	7.625% 01/15/39	25,000	31,901
Williams Companies, Inc.
	7.875% 09/01/21	40,000	43,267
			877,378
Pipelines Total			877,378
ENERGY TOTAL			4,837,754
FINANCIALS — 6.4%
Banks — 2.5%
Commercial Banks-Non US — 0.2%
Barclays Bank PLC
	5.000% 09/22/16	25,000	25,319
	7.375% 06/29/49 (12/01/11) (b)(c)(g)	15,000	13,125

18

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Lloyds TSB Group PLC
	6.267% 11/29/49 (b)(c)	5,000	2,850
Westpac Banking Corp.
	4.200% 02/27/15	70,000	71,147
			112,441
Commercial Banks-Western U.S. — 1.4%
Citibank NA
	1.875% 05/07/12 (n)	1,000,000	1,006,622
Zions Bancorporation
	7.750% 09/23/14	20,000	17,900
			1,024,522
Diversified Banking Institutional — 0.0%
Citigroup, Inc.
	8.125% 07/15/39	10,000	11,194
			11,194
Fiduciary Banks — 0.3%
Bank of New York Mellon Corp.
	5.450% 05/15/19	120,000	129,715
Northern Trust Corp.
	5.500% 08/15/13	50,000	54,808
			184,523
Money Center Banks — 0.2%
Deutsche Bank AG
	4.875% 05/20/13	120,000	127,820
			127,820
Super-Regional Banks-US — 0.4%
Capital One Financial Corp.
	5.700% 09/15/11	55,000	57,459
	7.375% 05/23/14	35,000	39,060
Keycorp
	6.500% 05/14/13	75,000	76,776
National City Corp.
	4.900% 01/15/15	80,000	80,965
USB Capital IX
	6.189% 10/29/49 (c)	65,000	49,888
Wachovia Capital Trust III
	5.800% 03/15/42 (03/15/11) (c)(g)	25,000	17,250
			321,398
Banks Total			1,781,898

19

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 2.9%
Diversified Financial Services — 0.2%
Capital One Capital IV
	6.745% 02/17/37 (02/17/32) (c)(g)	40,000	30,400
General Electric Capital Corp.
	6.000% 08/07/19	25,000	25,361
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	5,000	4,795
JPMorgan Chase Capital XX
	6.550% 09/29/36	110,000	102,163
Morgan Stanley
	5.625% 09/23/19	10,000	9,833
			172,552
Finance-Auto Loans — 1.1%
Ford Motor Credit Co., LLC
	7.500% 08/01/12	55,000	52,809
	7.800% 06/01/12	285,000	275,439
	8.000% 12/15/16	110,000	102,054
GMAC LLC
	6.875% 09/15/11 (b)	203,000	191,835
	8.000% 11/01/31 (b)	211,000	169,855
			791,992
Finance-Consumer Loans — 0.8%
American General Finance Corp.
	6.900% 12/15/17	70,000	48,956
Sears Roebuck Acceptance Corp.
	7.000% 02/01/11	40,000	39,900
SLM Corp.
	6.500% 06/15/10	725,000	440,606
			529,462
Finance-Credit Card — 0.1%
Discover Financial Services
	10.250% 07/15/19	90,000	103,011
			103,011
Finance-Investment Banker/Broker — 0.2%
E*Trade Financial Corp.
	PIK,
	12.500% 11/30/17	50,000	55,500

20

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Lazard Group LLC
	7.125% 05/15/15	70,000	70,698
			126,198
Finance-Leasing Company — 0.1%
International Lease Finance Corp.
	4.875% 09/01/10	15,000	14,065
	5.625% 09/15/10	75,000	71,571
			85,636
Finance-Other Services — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	7.125% 02/15/13	75,000	72,188
			72,188
Investment Management/Advisor Service — 0.2%
Nuveen Investments, Inc.
	10.500% 11/15/15 (b)	130,000	112,450
			112,450
Special Purpose Entity — 0.1%
Reliance Intermediate Holdings LP
	9.500% 12/15/19 (b)	100,000	98,750
			98,750
Diversified Financial Services Total			2,092,239
Insurance — 0.8%
Insurance Brokers — 0.1%
HUB International Holdings, Inc.
	10.250% 06/15/15 (b)	80,000	74,500
USI Holdings Corp.
	9.750% 05/15/15 (b)	50,000	44,313
			118,813
Life/Health Insurance — 0.2%
Principal Life Income Funding Trusts
	5.300% 04/24/13	40,000	41,035
Provident Companies, Inc.
	7.000% 07/15/18	30,000	28,841
Unum Group
	7.125% 09/30/16	70,000	70,826
			140,702
Multi-Line Insurance — 0.1%
ING Groep NV
	5.775% 12/29/49 (12/08/15) (c)(g)	80,000	51,200
			51,200

21

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Mutual Insurance — 0.1%
Liberty Mutual Group, Inc.
	10.750% 06/15/58 (b)(c)	40,000	38,000
			38,000
Property/Casualty Insurance — 0.3%
Asurion Corp.
	6.746% 07/02/15 (o)	48,578	46,293
	6.746% 07/02/15	66,422	63,184
Crum & Forster Holdings Corp.
	7.750% 05/01/17	95,000	87,400
			196,877
Insurance Total			545,592
Real Estate Investment Trusts (REITs) — 0.2%
REITS-Diversified — 0.0%
Duke Realty LP
	7.375% 02/15/15	20,000	20,627
			20,627
REITS-Office Property — 0.2%
Brandywine Operating Partnership LP
	7.500% 05/15/15	95,000	95,043
			95,043
Real Estate Investment Trusts (REITs) Total			115,670
FINANCIALS TOTAL			4,535,399
INDUSTRIALS — 4.6%
Aerospace & Defense — 0.7%
Aerospace/Defense — 0.1%
Boeing Co.
	6.000% 03/15/19	35,000	39,260
			39,260
Aerospace/Defense-Equipment — 0.4%
BE Aerospace, Inc.
	8.500% 07/01/18	125,000	128,125
Sequa Corp.
	11.750% 12/01/15 (b)	165,000	130,350
TransDigm, Inc.
	7.750% 07/15/14	10,000	9,925
	7.750% 07/15/15 (i)	50,000	49,500
			317,900

22

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electronics-Military — 0.2%
L-3 Communications Corp.
	6.375% 10/15/15	135,000	136,350
			136,350
Aerospace & Defense Total			493,510
Building Materials — 0.2%
Building & Construction Products-Miscellaneous — 0.1%
Nortek, Inc.
	10.000% 12/01/13	55,000	56,100
Owens Corning
	6.500% 12/01/16	70,000	68,298
			124,398
Building Products-Cement/Aggregation — 0.1%
Texas Industries, Inc.
	7.250% 07/15/13	70,000	67,200
Building Materials Total			191,598
Electrical Components & Equipment — 0.3%
Wire & Cable Products — 0.3%
Belden, Inc.
	7.000% 03/15/17	100,000	95,125
General Cable Corp.
	7.125% 04/01/17	105,000	102,900
			198,025
Electrical Components & Equipment Total			198,025
Electronics — 0.1%
Electronic Components-Miscellaneous — 0.1%
Flextronics International Ltd.
	6.250% 11/15/14 (c)(o)	86,000	82,775
			82,775
Electronics Total			82,775
Engineering & Construction — 0.1%
Building & Construction-Miscellaneous — 0.1%
Esco Corp.
	8.625% 12/15/13 (b)	55,000	53,900
			53,900
Engineering & Construction Total			53,900

23

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Environmental Control — 0.1%
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.
	7.625% 08/15/16 (b)	70,000	71,663
			71,663
Environmental Control Total			71,663
Machinery-Construction & Mining — 0.2%
Machinery-Construction & Mining — 0.2%
Terex Corp.
	8.000% 11/15/17	155,000	142,213
			142,213
Machinery-Construction & Mining Total			142,213
Machinery-Diversified — 0.3%
Machinery-General Industry — 0.3%
CPM Holdings, Inc.
	10.625% 09/01/14 (b)	85,000	87,762
Manitowoc Co., Inc.
	7.125% 11/01/13	125,000	108,125
			195,887
Machinery-Diversified Total			195,887
Miscellaneous Manufacturing — 0.8%
Diversified Manufacturing Operators — 0.5%
Bombardier, Inc.
	6.300% 05/01/14 (b)	150,000	144,750
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	25,000	29,541
Koppers Holdings, Inc.
	(l) 11/15/14
	(9.875% 11/15/09)	100,000	100,250
Trinity Industries, Inc.
	6.500% 03/15/14	100,000	99,000
Tyco International Finance SA
	4.125% 10/15/14	5,000	4,982
			378,523
Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.
	7.500% 03/01/14	70,000	65,100
TriMas Corp.
	9.875% 06/15/12	123,000	111,008
			176,108
Miscellaneous Manufacturing Total			554,631

24

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — 0.8%
Containers-Metal/Glass — 0.4%
BWAY Corp.
	10.000% 04/15/14 (b)	75,000	79,312
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	75,000	76,313
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (b)	40,000	40,400
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	120,000	122,700
			318,725
Containers-Paper/Plastic — 0.4%
Berry Plastics Holding Corp.
	8.875% 09/15/14	110,000	104,775
Graham Packaging Co., LP/GPC Capital Corp. I
	9.875% 10/15/14	35,000	35,962
Graphic Packaging International, Inc.
	9.500% 06/15/17 (b)	25,000	26,563
Solo Cup Co.
	8.500% 02/15/14	100,000	95,500
			262,800
Packaging & Containers Total			581,525
Transportation — 1.0%
Transportation-Marine — 0.4%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	125,000	118,125
Ship Finance International Ltd.
	8.500% 12/15/13	75,000	71,531
Stena AB
	7.500% 11/01/13	75,000	69,562
Teekay Corp.
	8.875% 07/15/11	50,000	51,438
			310,656
Transportation-Railroad — 0.4%
Burlington Northern Santa Fe Corp.
	4.700% 10/01/19	30,000	30,357
RailAmerica, Inc.
	9.250% 07/01/17 (b)	40,000	41,900

25

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
TFM SA de CV
	9.375% 05/01/12	130,000	131,950
Union Pacific Corp.
	5.700% 08/15/18	60,000	64,720
			268,927
Transportation-Services — 0.2%
Bristow Group, Inc.
	7.500% 09/15/17	90,000	85,500
PHI, Inc.
	7.125% 04/15/13	65,000	61,019
			146,519
Transportation Total			726,102
INDUSTRIALS TOTAL			3,291,829
TECHNOLOGY — 0.8%
Computers — 0.3%
Computer Services — 0.2%
Sungard Data Systems, Inc.
	9.125% 08/15/13	190,000	191,900
			191,900
Computers-Memory Devices — 0.1%
Seagate Technology International
	10.000% 05/01/14 (b)	40,000	43,700
			43,700
Computers Total			235,600
Networking & Telecom Equipment — 0.1%
Networking Products — 0.1%
Cisco Systems, Inc.
	5.900% 02/15/39	40,000	43,299
			43,299
Networking & Telecom Equipment Total			43,299
Semiconductors — 0.3%
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc.
	9.250% 06/01/16	115,000	118,450
Freescale Semiconductor, Inc.
	12.500% 12/15/14	87,176	87,394
			205,844
Semiconductors Total			205,844

26

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.1%
Enterprise Software/Services — 0.1%
Oracle Corp.
	5.000% 01/15/11	35,000	36,606
	6.500% 04/15/38	35,000	40,569
			77,175
Software Total			77,175
TECHNOLOGY TOTAL			561,918
UTILITIES — 2.4%
Electric — 2.3%
Electric-Generation — 0.4%
AES Corp.
	8.000% 10/15/17	70,000	70,438
Edison Mission Energy
	7.000% 05/15/17	65,000	54,275
Intergen NV
	9.000% 06/30/17 (b)	140,000	144,200
			268,913
Electric-Integrated — 1.1%
CMS Energy Corp.
	6.875% 12/15/15	50,000	50,130
Commonwealth Edison Co.
	5.950% 08/15/16	50,000	54,516
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	50,000	59,768
Energy Future Holdings Corp.
	PIK,
	11.250% 11/01/17	253,300	167,178
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	75,000	75,188
Kansas City Power & Light Co.
	7.150% 04/01/19	35,000	40,893
Mirant Americas Generation LLC
	8.500% 10/01/21	210,000	182,700
Texas Competitive Electric Holdings Co., LLC
	PIK,
	10.500% 11/01/16	229,687	153,890
			784,263
Independent Power Producer — 0.8%
AES Corp.
	7.750% 03/01/14	125,000	125,937
Dynegy Holdings, Inc.
	7.125% 05/15/18	195,000	150,150

27

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Mirant North America LLC
	7.375% 12/31/13	40,000	39,800
NRG Energy, Inc.
	7.375% 02/01/16	145,000	140,287
	7.375% 01/15/17	25,000	24,188
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25 (b)	110,000	98,450
			578,812
Electric Total			1,631,988
Gas — 0.1%
Gas-Distribution — 0.1%
Atmos Energy Corp.
	8.500% 03/15/19	30,000	37,037
Centerpoint Energy, Inc.
	5.950% 02/01/17	50,000	48,812
Sempra Energy
	6.500% 06/01/16	5,000	5,527
			91,376
Gas Total			91,376
UTILITIES TOTAL			1,723,364

	Total Corporate Fixed-Income Bonds & Notes (cost of $30,860,274)		31,540,373

Mortgage-Backed Securities — 6.3%
Federal Home Loan Mortgage Corp.
	8.000% 10/01/26	53,390	60,602
Federal National Mortgage Association
	4.000% 01/01/39	937,661	929,745
	5.000% 09/01/37	991,407	1,026,302
	6.000% 02/01/37	723,552	765,654
	6.500% 11/01/36	1,582,748	1,695,338
	Total Mortgage-Backed Securities (cost of $4,317,067)		4,477,641
Asset-Backed Securities — 1.1%
Equity One ABS, Inc.
	4.205% 04/25/34	625,000	543,971

28

		Par (a)	Value ($)
GMAC Mortgage Corp.
	4.865% 09/25/34 (10/01/09) (c)(g)	446,080	264,221

	Total Asset-Backed Securities (cost of $1,066,588)		808,192
Municipal Bonds — 0.4%
CALIFORNIA — 0.4%
CA Cabazon Band Mission Indians
	Series 2004,
	13.000% 10/01/11	350,000	211,340
CA State of California
	Series 2009,
	7.550% 04/01/39	30,000	33,471
CALIFORNIA TOTAL			244,811

	Total Municipal Bonds (cost of $381,462)		244,811

		Shares
Common Stock — 0.0%
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
Fairlane Management Corp.(j)(p)(q)		2,000	—
Commercial Services & Supplies Total			—
INDUSTRIALS TOTAL			—

	Total Common Stocks (cost of $—)		—

Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (b)(c)(j)(p)		2,891	29
Media Total			29
COMMUNICATIONS TOTAL			29

	Total Preferred Stock (cost of $29)		29

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
Jazztel PLC	Expires 07/15/10(b)(j)(p)(q)	95	—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			—
FINANCIALS — 0.0%
Banks — 0.0%
CNB Capital Trust I	Expires 03/23/19(b)(j)(p)	3,304	33
Banks Total			33
FINANCIALS TOTAL			33

	Total Warrants (cost of $220)		33

29

	Shares	Value ($)
Securities Lending Collateral — 4.6%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.364%) (r)	3,271,018	3,271,018

Total Securities Lending Collateral (cost of $3,271,018)		3,271,018

		Par ($)
Short-Term Obligation — 2.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Treasury obligation maturing 05/15/12, market value of $1,640,188 (repurchase proceeds $1,608,000)	1,608,000	1,608,000

	Total Short-Term Obligation (cost of $1,608,000)		1,608,000

	Total Investments — 102.7% (cost of $69,224,515)(s)(t)		72,873,876

	Obligation to Return Collateral for Securities Loaned — (4.6)%		(3,271,018)

	Other Assets & Liabilities, Net — 1.9%		1,370,146

	Net Assets — 100.0%		70,973,004

30

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sales price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers

Swap agreements are stated at a fair value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

31

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$9,887,273	$21,036,506	$—	$30,923,779
Corporate Fixed-Income Bonds & Notes
Basic Materials	—	2,974,308	—	2,974,308
Communications	—	5,995,707	5,400	6,001,107
Consumer Cyclical	—	3,245,737	—	3,245,737
Consumer Non-Cyclical	—	4,368,957	—	4,368,957
Energy	—	4,837,754	—	4,837,754
Financials	—	4,535,399	—	4,535,399
Industrials	—	3,291,829	—	3,291,829
Technology	—	561,918	—	561,918
Utilities	—	1,723,364	—	1,723,364
Total Corporate Fixed-Income Bonds & Notes	—	31,534,973	5,400	31,540,373
Total Mortgage-Backed Securities	—	4,477,641	—	4,477,641
Total Asset-Backed Securities	—	808,192	—	808,192
Total Municipal Bonds	—	244,811	—	244,811
Total Common Stocks	—	—	—	—
Total Preferred Stock	—	—	29	29
Total Warrants	—	—	33	33
Total Short-Term Obligation	—	1,608,000	—	1,608,000
Total Securities Lending Collateral	3,271,018	—	—	3,271,018
Total Investments	13,158,291	59,710,123	5,462	72,873,876
Forward Foreign Currency Exchange Contracts	—	2,809	—	2,809
Credit Default Swap Contracts	—	(4,694)	—	(4,694)
Total	$13,158,291	$59,708,238	$5,462	$72,871,991

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine months ended September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Corporate Fixed-Income Bonds & Notes
COMMUNICATIONS
Media
	$—	$—	$—	$(5,570)	$10,970	$—	$—	$—	$5,400
CONSUMER CYCLICAL
Auto Parts & Equipment
	41,702	—	(201,379)	161,537	—	(1,860)	—	—	—
Preferred Stock
COMMUNICATIONS
Media
	—	—	—	—	29	—	—	—	29
Warrants
COMMUNICATIONS
Telecommunication Services
	—	—	—	—	33	—	—	—	33
	—	—	—	—	—	—	—	—	—

	$41,702	$—	$(201,379)	$155,967	$11,032	$(1,860)	$—	$—	$5,462

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $5,570.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

32

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid except for the following, amounted to $10,067,346, which represents 14.2% of net assets.

		Acquisition	Shares/
	Security	Date	Par/Unit	Cost	Value
	Ace Cash Express Inc. 10.250% 10/01/14	09/26/06	115,000	$69,588	$77,194
	CMP Susquehanna Radio Holdings Corp., Series A, Preferred Stock	04/01/09	2,891	29	29
	Jazztel PLC Expires 07/15/10	10/24/01	95	187	—
	Local TV Finance LLC; PIK 9.250% 06/15/15	05/07/07	105,000	101,650	35,700
	Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	100,000	100,000	95,500
	Seminole Indian Tribe of Florida, 7.804% 10/01/20	09/26/07	195,000	197,938	166,460
					$374,883

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(d)	This security or a portion of this security is pledged as collateral for open credit default swap contracts. At September 30, 2009, the total market value of the security pledged amounted to $67,250.

(e)	All or a portion of this security was on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 is $3,205,513.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $133,075, which represents 0.2% of net assets.

(g)	Parenthetical date represents the next reset date for the security.

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At September 30, 2009, the value of these securities amounted to $278,850, which represents 0.4% of net assets.

(i)	Security purchased on a delayed delivery basis.

(j)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of these securities amounted to $5,462, which represents less than 0.1% of net assets.

(k)

The issuer is in default of certain debt covenants. Income is being partially accrued based on the execution of the forbearance agreement with the borrower. At September 30, 2009, the value of these securities amounted to $60,850, which represents 0.1% of net assets.

(l)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(m)	The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of this security amounted to $18,375, which represents less than 0.1% of net assets.

33

(n)	Security is guaranteed by the Federal Deposit Insurance Corporation.

(o)	Loan participation agreement.

(p)	Non-income producing security.

(q)	Security has no value.

(r)	Investment made with cash collateral received from securities lending activity.

(s)	Cost for federal income tax purposes is $69,800,168.

(t)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$5,459,300	$(2,385,592)	$3,073,708

Forward foreign currency exchange contracts outstanding on September 30, 2009 are:

Forward Foreign Currency exchanges Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$124,384	$124,406	10/21/09	$(22)

Forward Foreign Currency exchanges Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$292,668	$292,532	10/14/09	$(136)
EUR	490,220	489,724	10/14/09	(496)
EUR	73,167	73,195	10/15/09	28
EUR	124,384	124,720	10/21/09	336
EUR	365,834	367,147	10/21/09	1,313
EUR	611,675	613,461	10/21/09	1,786

				$2,831

At September 30, 2009, the Fund has entered into the following credit default swap contract:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Federative Republic of Brazil 12.250% 03/06/30	Buy	1.470%	09/20/14	$400,000	$—	$(4,694)

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
PIK	Payment-In-Kind
PLN	Polish Zloty
ZAR	South African Rand

34

INVESTMENT PORTFOLIO

September 30, 2009 (Unaudited)	Columbia Value and Restructuring Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 100.5%
CONSUMER DISCRETIONARY — 4.6%
Household Durables — 2.7%
	Black & Decker Corp.	1,500	69,435
	Newell Rubbermaid, Inc.	2,323	36,448
Household Durables Total			105,883
Specialty Retail — 1.9%
	TJX Companies, Inc.	2,065	76,715
Specialty Retail Total			76,715
CONSUMER DISCRETIONARY TOTAL			182,598
CONSUMER STAPLES — 7.2%
Food Products — 0.9%
	Dean Foods Co. (a)	1,945	34,601
Food Products Total			34,601
Personal Products — 1.9%
	Avon Products, Inc.	2,230	75,731
Personal Products Total			75,731
Tobacco — 4.4%
	Lorillard, Inc.	2,340	173,862
Tobacco Total			173,862
CONSUMER STAPLES TOTAL			284,194
ENERGY — 24.7%
Oil, Gas & Consumable Fuels — 24.7%
	Alpha Natural Resources, Inc. (a)	3,665	128,641
	Anadarko Petroleum Corp.	1,420	89,077
	ConocoPhillips	1,840	83,094
	CONSOL Energy, Inc.	2,835	127,887
	Devon Energy Corp.	1,490	100,322
	El Paso Corp.	2,607	26,904
	General Maritime Corp.	465	3,599
	Murphy Oil Corp.	615	35,406
	Noble Energy, Inc.	1,240	81,790
	PetroHawk Energy Corp. (a)	2,455	59,436
	Petroleo Brasileiro SA, ADR	4,620	212,058
	Rosetta Resources, Inc. (a)	1,441	21,168
	W&T Offshore, Inc.	1,140	13,349
Oil, Gas & Consumable Fuels Total			982,731
ENERGY TOTAL			982,731
FINANCIALS — 17.0%
Capital Markets — 6.7%
	Apollo Investment Corp. (b)	2,375	22,681

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Goldman Sachs Group, Inc.	515	94,940
	Invesco Ltd.	3,515	80,002
	Morgan Stanley	2,240	69,171
Capital Markets Total			266,794
Commercial Banks — 1.4%
	PNC Financial Services Group, Inc.	1,170	56,850
Commercial Banks Total			56,850
Diversified Financial Services — 2.0%
	JPMorgan Chase & Co.	1,755	76,904
Diversified Financial Services Total			76,904
Insurance — 5.9%
	ACE Ltd. (a)	2,215	118,414
	Loews Corp.	1,419	48,601
	MetLife, Inc.	1,630	62,054
	Tower Group, Inc.	246	6,000
Insurance Total			235,069
Real Estate Investment Trusts (REITs) — 1.0%
	DiamondRock Hospitality Co. (a)	2,890	23,409
	Host Hotels & Resorts, Inc.	1,500	17,655
Real Estate Investment Trusts (REITs) Total			41,064
FINANCIALS TOTAL			676,681
HEALTH CARE — 5.4%
Biotechnology — 0.4%
	Talecris Biotherapeutics (a)	847	16,093
Biotechnology Total			16,093
Health Care Equipment & Supplies — 1.7%
	Baxter International, Inc.	1,156	65,903
Health Care Equipment & Supplies Total			65,903
Health Care Providers & Services — 1.7%
	AmerisourceBergen Corp.	3,010	67,364
Health Care Providers & Services Total			67,364
Pharmaceuticals — 1.6%
	Bristol-Myers Squibb Co.	2,884	64,948
Pharmaceuticals Total			64,948
HEALTH CARE TOTAL			214,308
INDUSTRIALS — 14.8%
Aerospace & Defense — 2.6%
	AerCap Holdings NV (a)	3,109	28,199
	United Technologies Corp.	1,210	73,725
Aerospace & Defense Total			101,924

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Airlines — 1.3%
	Copa Holdings SA, Class A	1,195	53,165
Airlines Total			53,165
Construction & Engineering — 0.8%
	Aecom Technology Corp. (a)	1,150	31,211
Construction & Engineering Total			31,211
Industrial Conglomerates — 1.7%
	Tyco International Ltd.	1,945	67,064
Industrial Conglomerates Total			67,064
Machinery — 3.5%
	AGCO Corp. (a)	2,269	62,693
	Eaton Corp.	1,343	76,000
Machinery Total			138,693
Road & Rail — 4.5%
	Ryder System, Inc.	1,195	46,676
	Union Pacific Corp.	2,245	130,996
Road & Rail Total			177,672
Trading Companies & Distributors — 0.4%
	RSC Holdings, Inc. (a)	2,500	18,175
Trading Companies & Distributors Total			18,175
INDUSTRIALS TOTAL			587,904
INFORMATION TECHNOLOGY — 8.3%
Communications Equipment — 5.4%
	CommScope, Inc. (a)	1,740	52,078
	Harris Corp.	3,304	124,230
	Nokia Oyj, ADR	2,575	37,647
Communications Equipment Total			213,955
Computers & Peripherals — 2.9%
	International Business Machines Corp.	950	113,630
Computers & Peripherals Total			113,630
INFORMATION TECHNOLOGY TOTAL			327,585
MATERIALS — 12.6%
Chemicals — 4.1%
	Celanese Corp., Series A	3,050	76,250
	Lanxess AG	1,150	39,607
	PPG Industries, Inc.	795	46,277
Chemicals Total			162,134
Metals & Mining — 8.5%
	Freeport-McMoRan Copper & Gold, Inc.	1,105	75,814
	Grupo Mexico SAB de CV, Series B (a)	34,021	62,714

3

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Schnitzer Steel Industries, Inc., Class A	925	49,256
	Southern Copper Corp.	3,245	99,589
	Vale SA, ADR	2,271	52,528
Metals & Mining Total			339,901
MATERIALS TOTAL			502,035
TELECOMMUNICATION SERVICES — 4.3%
Diversified Telecommunication Services — 0.6%
	Windstream Corp.	2,300	23,299
Diversified Telecommunication Services Total			23,299
Wireless Telecommunication Services — 3.7%
	America Movil SAB de CV, Series L, ADR	3,334	146,129
Wireless Telecommunication Services Total			146,129
TELECOMMUNICATION SERVICES TOTAL			169,428
UTILITIES — 1.6%
Electric Utilities — 1.6%
	Enel SpA	4,636	29,441
	Entergy Corp.	440	35,139
Electric Utilities Total			64,580
UTILITIES TOTAL			64,580

	Total Common Stocks (cost of $4,669,360)		3,992,044
Convertible Preferred Stock — 0.2%
FINANCIALS — 0.2%
Commercial Banks — 0.2%
	Wells Fargo & Co., 7.500% (a)	10	8,930
Commercial Banks Total			8,930
FINANCIALS TOTAL			8,930

	Total Convertible Preferred Stock (cost of $4,988)		8,930

	Total Investments — 100.7% (cost of $4,674,348)(c)(d)		4,000,974

	Other Assets & Liabilities, Net — (0.7)%		(29,345)

	Net Assets — 100.0%		3,971,629

4

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustee. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

5

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$182,598	$—	$—	$182,598
Consumer Staples	284,194	—	—	284,194
Energy	982,731	—	—	982,731
Financials	676,681	—	—	676,681
Health Care	214,308	—	—	214,308
Industrials	587,904	—	—	587,904
Information Technology	327,585	—	—	327,585
Materials	462,428	39,607	—	502,035
Telecommunication Services	169,428	—	—	169,428
Utilities	35,139	29,441	—	64,580
Total Common Stocks	3,922,996	69,048	—	3,992,044
Total Convertible Preferred Stock	8,930	—	—	8,930
Total Investments	$3,931,926	$69,048	$—	$4,000,974

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Closed-end Management Investment Company.

(c)	Cost for federal income tax purposes is $4,674,348.

(d)	Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$198,784	$(872,158)	$(673,374)

Acronym	Name

ADR	American Depositary Receipt

6

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 20, 2009